                                  [BB&T LOGO]

                                   PROSPECTUS

                                  STOCK FUNDS
                            LARGE COMPANY VALUE FUND
                           LARGE COMPANY GROWTH FUND
                               MID CAP VALUE FUND
                              MID CAP GROWTH FUND
                            SMALL COMPANY VALUE FUND
                           SMALL COMPANY GROWTH FUND
                           INTERNATIONAL EQUITY FUND
                       SPECIAL OPPORTUNITIES EQUITY FUND
                               EQUITY INCOME FUND

                                   BOND FUNDS
                               TAXABLE BOND FUNDS
                           SHORT U.S. GOVERNMENT FUND
                       INTERMEDIATE U.S. GOVERNMENT FUND

                             TOTAL RETURN BOND FUND


                              TAX-FREE BOND FUNDS
                      KENTUCKY INTERMEDIATE TAX-FREE FUND
                      MARYLAND INTERMEDIATE TAX-FREE FUND
                   NORTH CAROLINA INTERMEDIATE TAX-FREE FUND
                   SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND
                      VIRGINIA INTERMEDIATE TAX-FREE FUND
                    WEST VIRGINIA INTERMEDIATE TAX-FREE FUND

                               MONEY MARKET FUNDS
                            PRIME MONEY MARKET FUND
                        U.S. TREASURY MONEY MARKET FUND

                                 FUNDS OF FUNDS
                    CAPITAL MANAGER CONSERVATIVE GROWTH FUND
                      CAPITAL MANAGER MODERATE GROWTH FUND
                          CAPITAL MANAGER GROWTH FUND
                          CAPITAL MANAGER EQUITY FUND

                              INSTITUTIONAL SHARES

                                FEBRUARY 1, 2005

                            As Amended May 26, 2005


                                   QUESTIONS?

                              Call 1-800-228-1872
                       or your investment representative.

The Securities and Exchange Commission has not approved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

         BB&T FUNDS                                   TABLE OF CONTENTS


                                                      RISK/RETURN SUMMARY AND FUND EXPENSES

                                            [ICON]
-------------------------------------------------------------------------------------------------------------------------
Carefully review this important                           4  Overview
section, which summarizes each                            5  STOCK FUNDS
Fund's investments, risks, past                           6  Large Company Value Fund
performance, and fees.                                    9  Large Company Growth Fund
                                                         12  Mid Cap Value Fund
                                                         15  Mid Cap Growth Fund
                                                         18  Small Company Value Fund
                                                         21  Small Company Growth Fund
                                                         24  International Equity Fund
                                                         27  Special Opportunities Equity Fund
                                                         30  Equity Income Fund
                                                         32  BOND FUNDS
                                                         33  Short U.S. Government Fund
                                                         36  Intermediate U.S. Government Fund
                                                         39  Total Return Bond Fund
                                                         42  Kentucky Intermediate Tax-Free Fund
                                                         45  Maryland Intermediate Tax-Free Fund
                                                         48  North Carolina Intermediate Tax-Free Fund
                                                         51  South Carolina Intermediate Tax-Free Fund
                                                         54  Virginia Intermediate Tax-Free Fund
                                                         57  West Virginia Intermediate Tax-Free Fund
                                                         60  MONEY MARKET FUNDS
                                                         61  Prime Money Market Fund
                                                         64  U.S. Treasury Money Market Fund
                                                         67  FUNDS OF FUNDS
                                                         68  Capital Manager Conservative Growth Fund
                                                         72  Capital Manager Moderate Growth Fund
                                                         76  Capital Manager Growth Fund
                                                         80  Capital Manager Equity Fund
                                                      ADDITIONAL INVESTMENT STRATEGIES AND RISKS

                                            [ICON]
-------------------------------------------------------------------------------------------------------------------------
Review this section for                                  84  STOCK FUNDS
information on investment                                84  Large Company Value Fund
strategies and their risks.                              84  Large Company Growth Fund
                                                         84  Mid Cap Value Fund
                                                         84  Mid Cap Growth Fund
                                                         84  Small Company Value Fund
                                                         84  Small Company Growth Fund
                                                         84  International Equity Fund
                                                         84  Special Opportunities Equity Fund
                                                         84  Equity Income Fund
                                                         85  BOND FUNDS
                                                         85  Short U.S. Government Fund
                                                         85  Intermediate U.S. Government Fund
                                                         85  Total Return Bond Fund
                                                         85  Kentucky Intermediate Tax-Free Fund
                                                         85  Maryland Intermediate Tax-Free Fund
                                                         86  North Carolina Intermediate Tax-Free Fund
                                                         86  South Carolina Intermediate Tax-Free Fund
                                                         86  Virginia Intermediate Tax-Free Fund
                                                         86  West Virginia Intermediate Tax-Free Fund
                                                         86  MONEY MARKET FUNDS
                                                         86  Prime Money Market Fund
                                                         87  FUNDS OF FUNDS
                                                         88  Investment Practices
                                                         92  Investment Risks

         BB&T FUNDS                                   TABLE OF CONTENTS

                                                      FUND MANAGEMENT

                                            [ICON]
-------------------------------------------------------------------------------------------------------------------------
Review this section for details on                       95  The Investment Adviser
the people and organizations who                         96  The Investment Sub-Advisers
oversee the Funds.                                       96  Portfolio Managers
                                                         99  The Distributor and Administrator
                                                      SHAREHOLDER INFORMATION

                                            [ICON]
-------------------------------------------------------------------------------------------------------------------------
Review this section for details on                      100  Choosing a Share Class
how shares are valued, how to                           101  Pricing of Fund Shares
purchase, sell and exchange                             102  Purchasing and Adding to Your Shares
shares, related charges and                             103  Selling Your Shares
payments of dividends and                               104  General Policies on Selling Shares
distributions                                           106  Exchanging Your Shares
                                                        108  Dividends, Distributions and Taxes
                                                        109  Additional Information about the Funds
                                                      OTHER INFORMATION ABOUT THE FUNDS

                                            [ICON]
-------------------------------------------------------------------------------------------------------------------------
                                                        111  Financial Highlights

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                  OVERVIEW


    THE FUNDS                             BB&T Funds is a mutual fund family that offers different
                                          classes of shares in separate investment portfolios
                                          ("Funds"). The Funds have individual investment goals and
                                          strategies. This prospectus gives you important information about the Institutional Shares of the Stock Funds, the Bond
                                          Funds, the Money Market Funds and the Funds of Funds that
                                          you should know before investing. Each Fund also offers
                                          three additional classes of shares called Class A Shares,
                                          Class B Shares, and Class C Shares which are offered in a
                                          separate prospectus. Please read this prospectus and keep it for future reference.



                                          Each of the Funds in this prospectus is a mutual fund. A
                                          mutual fund pools shareholders' money and, using
                                          professional investment managers, invests it in securities like stocks and bonds. Before you look at specific Funds,
                                          you should know a few general basics about investing in
                                          mutual funds.



                                          The value of your investment in a Fund is based on the
                                          market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect
                                          securities markets generally, as well as those that affect particular companies or government units. These price
                                          movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.



                                          LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR
                                          INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A
                                          DEPOSIT OR AN OBLIGATION OF BRANCH BANKING AND TRUST
                                          COMPANY, BB&T CORPORATION, THEIR AFFILIATES, OR ANY BANK. IT
                                          IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.



                                          Each Fund has its own investment goal and strategies for
                                          reaching that goal. However, it cannot be guaranteed that a
                                          Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.



                                          The portfolio manager invests each Fund's assets in a way
                                          that the manager believes will help the Fund achieve its
                                          goal. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause a Fund to underperform other funds with similar objectives.

   RISK/RETURN SUMMARY AND FUND EXPENSES                         OVERVIEW


                          STOCK FUNDS

                                          These Funds seek long-term capital appreciation, and in some cases current income, and invest primarily in equity and
                                          equity-related securities, principally common stocks.



    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                            - seeking a long-term goal such as retirement
                                            - looking to add a growth component to your portfolio
                                            - willing to accept the risks of investing in the stock
                                              markets
                                          These Funds may not be appropriate if you are:
                                            - pursuing a short-term goal or investing emergency
                                              reserves
                                            - uncomfortable with an investment that will fluctuate in
                                              value

   RISK/RETURN SUMMARY AND FUND EXPENSES         LARGE COMPANY VALUE FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks capital growth, current income or both,
                                          primarily through investment in stocks.




    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in
                                          domestically traded U.S. common stocks of large U.S.
                                          companies whose capitalization is within the range of those companies in the Russell 1000(R) Value Index, as well as
                                          American Depositary Receipts ("ADRs").



                                          In managing the Fund, the portfolio manager attempts to
                                          diversify across different economic sectors selecting those stocks that he believes are undervalued and have a favorable outlook. In choosing individual stocks, the portfolio
                                          manager uses quantitative and qualitative processes to
                                          examine the value, growth and momentum characteristics of a particular issuer. While some stocks may be purchased
                                          primarily for income, most stocks will be purchased for
                                          capital appreciation. The portfolio manager will favor
                                          stocks of issuers which over a five-year period have
                                          achieved cumulative income in excess of the cumulative
                                          dividends paid to shareholders.



                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and
                                          Risks on page 84 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.



                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- value stocks -- will underperform other kinds of investments or market averages.



                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 84.

   RISK/RETURN SUMMARY AND FUND EXPENSES         LARGE COMPANY VALUE FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR INSTITUTIONAL SHARES(1)

                                             (in percents)

1995                                                                             31.95
96                                                                               22.16
97                                                                               33.15
98                                                                               13.10
99                                                                               -2.22
2000                                                                              6.35
01                                                                                0.45
02                                                                              -19.53
03                                                                               24.02
04                                                                               12.56

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:           16.92%      12/31/98
                                                                         Worst quarter:         -19.68%       9/30/02



                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2004)(1)
   The chart and table on this page
   show how the Large Company Value
   Fund has performed and how its
   performance has varied from year
   to year. The bar chart gives some
   indication of risk by showing
   changes in the Fund's yearly
   performance to demonstrate that
   the Fund's value varied at
   different times. The table below
   it compares the Fund's performance
   over time to that of the Russell
   1000(R) Value Index, a widely
   recognized, unmanaged index of
   common stocks that measures the
   performance of those Russell 1000
   companies with lower price-to-book
   ratios and lower forecasted growth
   values. Of course, past
   performance does not indicate how
   the Fund will perform in the
   future.

                                                                1 YEAR       5 YEARS       10 YEARS       SINCE INCEPTION
 INSTITUTIONAL SHARES(2)                                                                                  (10/09/92)
   RETURN BEFORE TAXES                                          12.56%         3.71%        11.03%             10.40%
   RETURN AFTER TAXES ON DISTRIBUTIONS                          12.29%         2.81%         9.61%              8.93%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND
     SHARES                                                      8.49%         2.75%         9.08%              8.47%
 RUSSELL 1000(R) VALUE INDEX
 (reflects no deductions for fees, expenses, or taxes)          16.49%         5.27%        13.83%             13.24%(3)

(1) Both charts assume reinvestment of dividends and distributions.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) Since 9/30/92.

   RISK/RETURN SUMMARY AND FUND EXPENSES         LARGE COMPANY VALUE FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       INSTITUTIONAL
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES
                                                     Maximum Sales Charge (load)
                                                     on Purchases                                None
                                                     ----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     ----------------------------------------------------

                                                     Redemption Fee (on shares sold within
                                                     30 days of purchase)(2)                    2.00%
                                                     ANNUAL FUND OPERATING EXPENSES         INSTITUTIONAL
                                                     (FEES PAID FROM FUND ASSETS)(4)           SHARES

                                                     Management Fee(3)                          0.74%
                                                     ----------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee                                0.00%
                                                     ----------------------------------------------------

                                                     Other Expenses                             0.19%
                                                     ----------------------------------------------------

                                                     Total Fund Operating Expenses              0.93%
                                                     ----------------------------------------------------

                                                       Fee Waiver or Expense
                                                       Reimbursement(3)                        -0.07%
                                                     ----------------------------------------------------

                                                     Net Fund Operating Expenses(3)             0.86%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption, regardless of the date of purchase, if you request a wire transfer. This fee is currently being waived.

                                   (3) The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.67% for the period from February 1, 2005 through January 31, 2006.

                                   (4) Expense information in the table has been restated to reflect changes in the contractual amounts of current fees.

  As an investor in the Large
  Company Value Fund, you will
  pay the following fees and
  expenses when you buy and hold
  shares. Shareholder transaction
  fees are paid from your
  account. Annual Fund operating
  expenses are paid out of Fund
  assets, and are reflected in
  the share price.

                                               EXPENSE EXAMPLE

                                                           LARGE COMPANY         1       3       5       10
                                                            VALUE FUND          YEAR   YEARS   YEARS   YEARS
                                                     INSTITUTIONAL SHARES       $88    $289    $508    $1,137

  Use the table at right to
  compare fees and expenses with
  those of other funds. It
  illustrates the amount of fees
  and expenses you would pay,
  assuming the following:

  - $10,000 investment

  - 5% annual return

  - redemption at the end of each
    period

  - no changes in the Fund's
    operating expenses

  Because this example is
  hypothetical and for comparison
  only, your actual costs will be
  different.

   RISK/RETURN SUMMARY AND FUND EXPENSES        LARGE COMPANY GROWTH FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity and
                                          equity-related securities of large capitalization growth
                                          companies.

    PRINCIPAL                             To pursue this goal, the Fund invests primarily in common
    INVESTMENT STRATEGIES                 stocks, as well as American Depositary Receipts ("ADRs"), of large capitalization companies that the portfolio manager
                                          believes have attractive potential for growth. Large
                                          capitalization companies are those companies whose market
                                          capitalization is within the range of those companies in the
                                          Russell 1000(R) Growth Index.



                                          In managing the Fund's portfolio, the manager uses a variety of economic projections, quantitative techniques, and
                                          earnings projections in formulating individual stock
                                          purchase and sale decisions. In choosing individual stocks, the portfolio manager uses a quantitative process to
                                          identify companies with a history of above average growth or companies that are expected to enter periods of above
                                          average growth. Some of the criteria that the manager uses to select these companies are return on equity, price and
                                          earnings momentum, earnings surprise, the company's
                                          management and the company's position within its industry.



                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and
                                          Risks on page 84 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.



                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- large cap growth
                                          stocks -- will underperform other kinds of investments or
                                          market averages.



                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 84.

   RISK/RETURN SUMMARY AND FUND EXPENSES        LARGE COMPANY GROWTH FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR INSTITUTIONAL SHARES(1)

                                             (in percents)

1998                                                                             25.18
----                                                                             -----
99                                                                               37.02
2000                                                                            -13.27
01                                                                              -21.30
02                                                                              -27.70
03                                                                               26.48
04                                                                                6.08

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:           29.82%      12/31/99
                                                                         Worst quarter:         -21.55%       3/31/01



                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ended
                                                    December 31, 2004)(1)

   The chart and table on this page
   show how the Large Company Growth
   Fund has performed and how its
   performance has varied from year
   to year. The bar chart gives some
   indication of risk by showing
   changes in the Fund's yearly
   performance to demonstrate that
   the Fund's value varied at
   different times. The table below
   it compares the Fund's performance
   over time to that of the Russell
   1000(R) Growth Index, a widely
   recognized, unmanaged index
   comprised of 1000 of the largest
   capitalized U.S. domiciled
   companies with higher
   price-to-book ratios and higher
   forecasted growth values whose
   common stock is traded in the U.S.
   on the NYSE, American Stock
   Exchange and NASDAQ. Of course,
   past performance does not indicate
   how the Fund will perform in the
   future.

                                                                          1 YEAR       5 YEARS       SINCE INCEPTION
 INSTITUTIONAL SHARES(2)                                                                               (10/03/97)
   RETURN BEFORE TAXES                                                     6.08%       -7.91%               1.34%
   RETURN AFTER TAXES ON DISTRIBUTIONS                                     6.08%       -8.22%               0.76%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES             3.95%       -6.58%               1.04%
 RUSSELL 1000(R) GROWTH INDEX
 (reflects no deductions for fees, expenses, or taxes)                     6.30%       -9.29%               1.96%(3)

(1) Both charts assume reinvestment of dividends and distributions.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) Since 9/30/97.

   RISK/RETURN SUMMARY AND FUND EXPENSES        LARGE COMPANY GROWTH FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       INSTITUTIONAL
                                                     (FEES PAID BY YOU DIRECTLY)(1)             SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                    None
                                                     ----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)         None
                                                     ----------------------------------------------------
                                                     Redemption Fee (on shares sold within
                                                     30 days of purchase)(2)                     2.00%

                                                     ANNUAL FUND OPERATING EXPENSES         INSTITUTIONAL
                                                     (FEES PAID FROM FUND ASSETS)(4)            SHARES

                                                     Management Fee(3)                           0.74%
                                                     ----------------------------------------------------
                                                     Distribution and Service (12b-1) Fee        0.00%
                                                     ----------------------------------------------------
                                                     Other Expenses                              0.20%
                                                     ----------------------------------------------------
                                                     Total Fund Operating Expenses               0.94%
                                                     ----------------------------------------------------
                                                       Fee Waiver or Expense
                                                       Reimbursement(3)                         -0.07%
                                                     ----------------------------------------------------
                                                     Net Fund Operating Expenses(3)              0.87%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption, regardless of the date of purchase, if you request a wire transfer. This fee is currently being waived.

                                   (3) The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.67% for the period from February 1, 2005 through January 31, 2006.

                                   (4) Expense information in the table has been restated to reflect changes in the contractual amounts of current fees.

  As an investor in the Large
  Company Growth Fund, you will
  pay the following fees and
  expenses when you buy and hold
  shares. Shareholder transaction
  fees are paid from your
  account. Annual Fund operating
  expenses are paid out of Fund
  assets, and are reflected in
  the share price.

                                               EXPENSE EXAMPLE

                                                           LARGE COMPANY           1       3       5       10
                                                            GROWTH FUND           YEAR   YEARS   YEARS   YEARS
                                                     INSTITUTIONAL SHARES         $89    $293    $513    $1,148

  Use the table at right to
  compare fees and expenses with
  those of other funds. It
  illustrates the amount of fees
  and expenses you would pay,
  assuming the following:

  - $10,000 investment

  - 5% annual return

  - redemption at the end of each
    period

  - no changes in the Fund's
    operating expenses

  Because this example is
  hypothetical and for comparison
  only, your actual costs will be
  different.

   RISK/RETURN SUMMARY AND FUND EXPENSES               MID CAP VALUE FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income, with a secondary goal of
                                          moderate capital appreciation.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in
                                          domestically traded U.S. common stocks of middle
                                          capitalization U.S. companies whose capitalization is within the range of those companies in the Russell Midcap(R) Value
                                          Index as well as American Depositary Receipts ("ADRs").



                                          In managing the Fund, the portfolio manager attempts to
                                          diversify across different economic sectors selecting those stocks that he believes are undervalued and have a favorable outlook. In choosing individual stocks, the portfolio
                                          manager uses a quantitative process to examine the value,
                                          growth and momentum characteristics of a particular issuer.
                                          While some stocks may be purchased primarily for income,
                                          most stocks will be purchased for capital appreciation. The portfolio manager will favor stocks of issuers which over a five-year period have achieved cumulative income in excess of the cumulative dividends paid to shareholders.



                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and
                                          Risks on page 84 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.



                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- mid cap value
                                          stocks -- will underperform other kinds of investments or
                                          market averages.



                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 84.

   RISK/RETURN SUMMARY AND FUND EXPENSES               MID CAP VALUE FUND


                                               PERFORMANCE BAR CHART AND TABLE
                                               YEAR-BY-YEAR TOTAL RETURNS AS OF
                                               12/31 FOR INSTITUTIONAL
                                               SHARES(1),(2)

                                               (in percents)

1997                                                                             23.02
98                                                                               13.77
99                                                                               12.51
2000                                                                              3.39
01                                                                                5.15
02                                                                              -13.80
03                                                                               29.94
04                                                                               19.69

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:           16.24%       6/30/03
                                                                         Worst quarter:         -16.21%       9/30/02



                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2004)(1),(2)
   The chart and table on this page
   show how the Mid Cap Value Fund
   has performed and how its
   performance has varied from year
   to year. The bar chart gives some
   indication of risk by showing
   changes in the Fund's yearly
   performance to demonstrate that
   the Fund's value varied at
   different times. The table below
   it compares the Fund's performance
   over time to that of the Russell
   Midcap Value Index, a widely
   recognized, unmanaged index of
   generally mid-sized companies that
   measures the performance of those
   securities in the Russell 1000(R)
   Index with lower price-to-book
   ratios and lower forecasted growth
   values. Of course, past
   performance does not indicate how
   the Fund will perform in the
   future.

                                                                          1 YEAR       5 YEARS       SINCE INCEPTION
 INSTITUTIONAL SHARES(3)                                                                                (8/1/96)
   RETURN BEFORE TAXES                                                     19.69%        7.82%            11.72%
   RETURN AFTER TAXES ON DISTRIBUTIONS                                     19.39%        6.45%             9.98%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES             13.16%        5.96%             9.24%
 RUSSELL MIDCAP VALUE INDEX
 (reflects no deductions for fees, expenses, or taxes)                     23.71%       13.48%            14.45%(4)

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance data includes the performance of the OVB Equity Income Portfolio for the period prior to its consolidation with the BB&T Mid Cap Value Fund on July 23, 2001.

(3) After-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(4) Since 7/31/96.

   RISK/RETURN SUMMARY AND FUND EXPENSES               MID CAP VALUE FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       INSTITUTIONAL
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                                   None
                                                     ---------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     ---------------------------------------------------
                                                     Redemption Fee (on shares sold within
                                                     30 days of purchase)(2)                    2.00%
                                                     ANNUAL FUND OPERATING EXPENSES (FEES   INSTITUTIONAL
                                                     PAID FROM FUND ASSETS)(4)                 SHARES

                                                     Management Fee(3)                          0.74%
                                                     ---------------------------------------------------
                                                     Distribution and Service (12b-1) Fee       0.00%
                                                     ---------------------------------------------------
                                                     Other Expenses                             0.20%
                                                     ---------------------------------------------------
                                                     Total Fund Operating Expenses              0.94%
                                                     ---------------------------------------------------
                                                       Fee Waiver or Expense
                                                       Reimbursement(3)                        -0.07%
                                                     ---------------------------------------------------
                                                     Net Fund Operating Expenses(3)             0.87%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption, regardless of the date of purchase, if you request a wire transfer. This fee is currently being waived.

                                   (3) The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.67% for the period from February 1, 2005 through January 31, 2006.

                                   (4) Expense information in the table has been restated to reflect changes in the contractual amounts of current fees.

   As an investor in the Mid Cap
   Value Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

                                               EXPENSE EXAMPLE

                                                                                 1       3       5       10
                                                                                YEAR   YEARS   YEARS   YEARS
                                                     MID CAP VALUE FUND         ----   -----   -----   ------
                                                     INSTITUTIONAL SHARES       $89    $293    $513    $1,148

   Use the table at right to
   compare fees and expenses with
   those of other Funds. It
   illustrates the amount of fees
   and expenses you would pay,
   assuming the following:

    - $10,000 investment
    - 5% annual return
    - redemption at the end of
      each period
    - no changes in the Fund's
      operating expenses

   Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.
 14

   RISK/RETURN SUMMARY AND FUND EXPENSES              MID CAP GROWTH FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks long-term growth of capital.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in common
                                          stocks of U.S. companies, as well as American Depositary
                                          Receipts ("ADRs"), with market capitalizations within the
                                          range of those companies in the Russell Midcap(R) Growth
                                          Index that have an established record of growth and continue to present significant growth potential. In selecting
                                          investments for the Fund, the Adviser will consider growth factors such as a company's new products, changes in
                                          management, and business restructurings. The Adviser will
                                          also search for companies that have established records of earnings and sales growth over a period of at least two
                                          years that it believes are poised to meet or exceed these
                                          figures going forward. These companies generally will have lower amounts of long-term debt (representing less than 40%
                                          of the company's capitalization); have attractive
                                          price/earnings ratios in relation to a company's 3 to 5-year earnings per share growth rate; and have stock prices which have outperformed the Russell Midcap Growth Index over the previous six months. The Adviser will attempt to avoid
                                          overweighting the Fund's position on any major market sector
                                          (technology, health care, consumer discretionary, and
                                          industrials) beyond 150% of the weighting that sector has in the Russell Midcap(R) Growth Index.



                                          The Adviser may sell a stock if a company fails to meet
                                          earnings or revenue expectations or becomes overvalued
                                          (i.e., high price/earnings ratio relative to its earnings
                                          growth). The Adviser may also sell a stock to change the
                                          Fund's weighting in a particular company or industry sector, or if better opportunities are available. Due to its
                                          investment strategy, the Fund may buy and sell securities
                                          frequently. This may result in higher transaction costs and additional capital gains tax liabilities.



                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and
                                          Risks on page 84 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.



                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses will underperform other kinds of investments or market averages.



                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 84.

   RISK/RETURN SUMMARY AND FUND EXPENSES              MID CAP GROWTH FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR INSTITUTIONAL
                                             SHARES(1),(2)

                                             (in percents)

1995                                                                             33.34
96                                                                               16.17
97                                                                               27.02
98                                                                               35.05
99                                                                               44.11
2000                                                                            -16.55
01                                                                              -24.07
02                                                                              -21.63
03                                                                               37.18
04                                                                               17.61

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:           34.18%      12/31/99
                                                                         Worst quarter:         -20.15%      12/31/00



                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2004)(1),(2)
   The chart and table on this page
   show how the Mid Cap Growth Fund
   has performed and how its
   performance has varied from year
   to year. The bar chart gives some
   indication of risk by showing
   changes in the Fund's yearly
   performance to demonstrate that
   the Fund's value varied at
   different times. The table below
   it compares the Fund's performance
   over time to that of the Russell
   Midcap(R) Growth Index, a
   recognized, unmanaged index of
   common stocks of mid-sized
   companies with higher
   price-to-book ratios and high
   forecasted growth values. Of
   course, past performance does not
   indicate how the Fund will perform
   in the future.

                                                                          1 YEAR       5 YEARS       10 YEARS
 INSTITUTIONAL SHARES(3)
   RETURN BEFORE TAXES                                                    17.61%       -4.34%         11.86%
   RETURN AFTER TAXES ON DISTRIBUTIONS                                    17.41%       -6.16%          8.54%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES            11.69%       -4.62%          8.38%
 RUSSELL MIDCAP(R) GROWTH INDEX
 (reflects no deductions for fees, expenses, or taxes)                    15.48%       -3.36%         11.23%

                                                                          SINCE INCEPTION
 INSTITUTIONAL SHARES(3)                                                     (12/1/93)
   RETURN BEFORE TAXES                                                          10.40%
   RETURN AFTER TAXES ON DISTRIBUTIONS                                           7.42%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES                   7.30%
 RUSSELL MIDCAP(R) GROWTH INDEX
 (reflects no deductions for fees, expenses, or taxes)                           9.94%(4)

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance data includes the performance of the OVB Capital Appreciation Portfolio for the period prior to its consolidation with the BB&T Mid Cap Growth Fund, formerly known as the BB&T Capital Appreciation Fund, on July 23, 2001.

(3) After-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(4) Since 11/30/93.

   RISK/RETURN SUMMARY AND FUND EXPENSES              MID CAP GROWTH FUND




                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       INSTITUTIONAL
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                                   None
                                                     ----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     ----------------------------------------------------
                                                     Redemption Fee (on shares sold within
                                                     30 days of purchase)(2)                    2.00%
                                                     ANNUAL FUND OPERATING EXPENSES (FEES   INSTITUTIONAL
                                                     PAID FROM FUND ASSETS)(4)                 SHARES

                                                     Management Fee(3)                          0.74%
                                                     ----------------------------------------------------
                                                     Distribution and Service (12b-1) Fee       0.00%
                                                     ----------------------------------------------------
                                                     Other Expenses                             0.20%
                                                     ----------------------------------------------------
                                                     Total Fund Operating Expenses              0.94%
                                                     ----------------------------------------------------

                                                       Fee Waiver or Expense
                                                       Reimbursement(3)                        -0.07%
                                                     ----------------------------------------------------

                                                     Net Fund Operating Expenses(3)             0.87%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption, regardless of the date of purchase, if you request a wire transfer. This fee is currently being waived.

                                   (3) The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.67% for the period from February 1, 2005 through January 31, 2006.

                                   (4) Expense information in the table has been restated to reflect changes in the contractual amounts of current fees.

   As an investor in the Mid Cap
   Growth Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

                                               EXPENSE EXAMPLE

                                                     MID CAP GROWTH              1       3       5       10
                                                     FUND                       YEAR   YEARS   YEARS   YEARS
                                                     INSTITUTIONAL SHARES       $89    $293    $513    $1,148

   Use the table at right to
   compare fees and expenses with
   those of other Funds. It
   illustrates the amount of fees
   and expenses you would pay,
   assuming the following:

    - $10,000 investment
    - 5% annual return
    - redemption at the end of
      each period
    - no changes in the Fund's
      operating expenses

   Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES         SMALL COMPANY VALUE FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity and
                                          equity-related securities of small capitalization value
                                          companies.




    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in common
                                          stocks of U.S. small capitalization companies whose
                                          capitalization is less than $3 billion and which the
                                          portfolio manager believes are under valued and have a
                                          favorable outlook.




                                          In managing the Fund's portfolio, the manager initially
                                          screens for "value" stocks from the universe of companies
                                          with market capitalization under $3 billion. The portfolio manager then attempts to diversify across different economic sectors selecting those stocks that he believes have a
                                          favorable outlook. In choosing individual stocks the
                                          portfolio manager uses a quantitative process to examine the financial and valuation characteristics of a particular
                                          issuer. While some stocks may be purchased primarily for
                                          income, most stocks will be purchased for capital
                                          appreciation.




                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and Risk on page 84 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.

                                          SMALL COMPANY RISK: Investing in smaller, lesser-known
                                          companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited
                                          flexibility to buy or sell small company stocks, which tend to trade less frequently than those of larger firms.

                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- small company value
                                          stocks -- will underperform other kinds of investments or
                                          market averages.




                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 84.




   RISK/RETURN SUMMARY AND FUND EXPENSES         SMALL COMPANY VALUE FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR INSTITUTIONAL SHARES(1)

                                             (in percents)

2004                                                                             23.77

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:           10.50%      12/31/04
                                                                         Worst quarter:           1.73%       9/30/04



                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2004)(1)
   The chart and table on this page
   show how the Small Company Value
   Fund has performed and how its
   performance has varied from year
   to year. The bar chart gives some
   indication of risk by showing
   changes in the Fund's yearly
   performance to demonstrate that
   the Fund's value varied at
   different times. The table below
   it compares the Fund's performance
   over time to that of the Russell
   2000 Value Index, a widely
   recognized, unmanaged index of
   common stocks that measures the
   performance of small to mid-sized
   companies with lower price-to-book
   ratios and lower forecasted growth
   values. Of course, past
   performance does not indicate how
   the Fund will perform in the
   future.

                                                                1 YEAR       SINCE INCEPTION
 INSTITUTIONAL SHARES(2)                                                      (5/19/03)
   RETURN BEFORE TAXES                                          23.77%            33.19%
   RETURN AFTER TAXES ON DISTRIBUTIONS                          22.89%            32.38%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND
     SHARES                                                     16.00%            28.25%
 RUSSELL 2000 VALUE INDEX
 (reflects no deductions for fees, expenses, or taxes)          18.33%            33.92%(3)

(1) Both charts assume reinvestment of dividends and distributions.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) Since 5/22/03.

   RISK/RETURN SUMMARY AND FUND EXPENSES         SMALL COMPANY VALUE FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       INSTITUTIONAL
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                                   None
                                                     ----------------------------------------------------

                                                     Maximum Deferred Sales Charge (load)        None
                                                     ----------------------------------------------------

                                                     Redemption Fee (on shares sold within
                                                     30 days of purchase)(2)                    2.00%



                                                     ANNUAL FUND OPERATING EXPENSES         INSTITUTIONAL
                                                     (FEES PAID FROM FUND ASSETS)(4)           SHARES

                                                     Management Fee(3)                          1.00%
                                                     ----------------------------------------------------

                                                     Distribution and Service (12b-1) Fee       0.00%
                                                     ----------------------------------------------------

                                                     Other Expenses                             0.20%
                                                     ----------------------------------------------------

                                                     Total Fund Operating Expenses              1.20%
                                                     ----------------------------------------------------

                                                       Fee Waiver or Expense
                                                       Reimbursement(3)                        -0.20%
                                                     ----------------------------------------------------

                                                     Net Fund Operating Expenses(3)             1.00%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption, regardless of the date of purchase, if you request a wire transfer. This fee is currently being waived.

                                   (3) The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.80% for the period from February 1, 2005 through January 31, 2006.

                                   (4) Expense information in the table has been restated to reflect changes in the contractual amounts of current fees.

                                               EXPENSE EXAMPLE

                                                        SMALL COMPANY VALUE      1       3       5       10
                                                               FUND             YEAR   YEARS   YEARS   YEARS
                                                     INSTITUTIONAL SHARES       $102   $361    $640    $1,437

  As an investor in the Small
  Company Value Fund, you will
  pay the following fees and
  expenses when you buy and hold
  shares. Shareholder transaction
  fees are paid from your
  account. Annual Fund operating
  expenses are paid out of Fund
  assets, and are reflected in
  the share price.

  Use the table at right to
  compare fees and expenses with
  those of other funds. It
  illustrates the amount of fees
  and expenses you would pay,
  assuming the following:

  - $10,000 investment

  - 5% annual return

  - redemption at the end of each
    period

  - no changes in the fund's
    operating expenses

  Because this example is
  hypothetical and for comparison
  only, your actual costs will be
  different.

   RISK/RETURN SUMMARY AND FUND EXPENSES        SMALL COMPANY GROWTH FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity and
                                          equity-related securities of small capitalization growth
                                          companies.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in common
                                          stocks of U.S. small capitalization growth companies whose capitalization is within the range of those companies in the
                                          Russell 2000(R) Growth Index and which the portfolio manager believes have above-average earnings growth potential.



                                          In managing the Fund's portfolio, the manager initially
                                          screens for "growth" stocks from the universe of companies with market capitalization under $3 billion. The manager
                                          uses fundamental analysis to examine each company for
                                          financial strength before deciding to purchase the stock.



                                          The Fund generally will sell a stock when, in the portfolio manager's opinion, there is a deterioration in the company's fundamentals, the company fails to meet performance
                                          expectations or the stock's relative price momentum declines meaningfully.



                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and Risk on page 84 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.



                                          SMALL COMPANY RISK: Investing in smaller, lesser-known
                                          companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited
                                          flexibility to buy or sell small company stocks, which tend to trade less frequently than those of larger firms.



                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- small company growth stocks -- will underperform other kinds of investments or
                                          market averages.



                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 84.

   RISK/RETURN SUMMARY AND FUND EXPENSES        SMALL COMPANY GROWTH FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR INSTITUTIONAL SHARES(1)

                                             (in percents)

1995                                                                             45.99
96                                                                               31.19
97                                                                                4.96
98                                                                                3.29
99                                                                               72.65
2000                                                                            -15.06
01                                                                              -36.97
02                                                                              -31.77
03                                                                               33.16
04                                                                               10.23

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:           47.97%      12/31/99
                                                                         Worst quarter:         -29.52%       9/30/01



                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2004)(1)
  The chart and table on this page
  shows how the Small Company Growth
  Fund has performed and how its
  performance has varied from year to
  year. The bar chart gives some
  indication of risk by showing
  changes in the Fund's yearly
  performance to demonstrate that the
  Fund's value varied at different
  times. The table below it compares
  the Fund's performance over time to
  that of the Russell 2000(R) Growth
  Index, an unmanaged index generally
  representative of small to
  mid-sized companies which have
  higher price-to-book and higher
  price-to-earnings ratios. Of
  course, past performance does not
  indicate how the Fund will perform
  in the future.

                                                                          1 YEAR       5 YEARS       10 YEARS
 INSTITUTIONAL SHARES(2)
   RETURN BEFORE TAXES                                                    10.23%       -11.72%        6.75%
   RETURN AFTER TAXES ON DISTRIBUTIONS                                    10.23%       -12.55%        5.98%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES             6.65%        -9.50%        5.96%
 RUSSELL 2000(R) GROWTH INDEX
 (reflects no deductions for fees, expenses, or taxes)                    14.31%        -3.57%        7.12%

                                                                          SINCE INCEPTION
 INSTITUTIONAL SHARES(2)                                                    (12/07/94)
   RETURN BEFORE TAXES                                                           7.32%
   RETURN AFTER TAXES ON DISTRIBUTIONS                                           6.55%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES                   6.48%
 RUSSELL 2000(R) GROWTH INDEX
 (reflects no deductions for fees, expenses, or taxes)                           7.76%(3)

(1) Both charts assume reinvestment of dividends and distributions.

(2) After-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) Since 11/30/94.

   RISK/RETURN SUMMARY AND FUND EXPENSES        SMALL COMPANY GROWTH FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       INSTITUTIONAL
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                   None
                                                     ----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     ----------------------------------------------------

                                                     Redemption Fee (on shares sold within
                                                     30 days of purchase)(2)                    2.00%
                                                     ANNUAL FUND OPERATING EXPENSES         INSTITUTIONAL
                                                     (FEES PAID FROM FUND ASSETS)(4)           SHARES

                                                     Management Fee(3)                          1.00%
                                                     ----------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee                                0.00%
                                                     ----------------------------------------------------

                                                     Other Expenses                             0.24%
                                                     ----------------------------------------------------

                                                     Total Fund Operating Expenses              1.24%
                                                     ----------------------------------------------------

                                                       Fee Waiver or Expense
                                                       Reimbursement(3)                        -0.15%
                                                     ----------------------------------------------------

                                                     Net Fund Operating Expense(3)              1.09%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption, regardless of the date of purchase, if you request a wire transfer. This fee is currently being waived.

                                   (3) The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.85% for the period from February 1, 2005 through January 31, 2006.

                                   (4) Expense information in the table has been restated to reflect changes in the contractual amounts of current fees.

  As an investor in the Small
  Company Growth Fund, you will
  pay the following fees and
  expenses when you buy and hold
  shares. Shareholder transaction
  fees are paid from your
  account. Annual Fund operating
  expenses are paid out of Fund
  assets, and are reflected in
  the share price.

                                               EXPENSE EXAMPLE

                                                           SMALL COMPANY         1       3       5       10
                                                            GROWTH FUND         YEAR   YEARS   YEARS   YEARS
                                                     INSTITUTIONAL SHARES       $111   $379    $667    $1,487

  Use the table at right to
  compare fees and expenses with
  those of other funds. It
  illustrates the amount of fees
  and expenses you would pay,
  assuming the following:

     - $10,000 investment
     - 5% annual return
     - redemption at the end of
       each period
     - no changes in the Fund's
       operating expenses

  Because this example is
  hypothetical and for comparison
  only, your actual costs will be
  different.

   RISK/RETURN SUMMARY AND FUND EXPENSES        INTERNATIONAL EQUITY FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks long-term capital appreciation through
                                          investment primarily in equity securities of foreign
                                          issuers.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in stocks of foreign issuers located in countries throughout the world.
                                          The Fund may also invest its assets in stocks of companies that are listed or operate in emerging economics. The Fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.



                                          The Adviser uses a disciplined intrinsic or fundamental
                                          value approach that seeks to take advantage of anomalies in markets often created by human over-reactions to both good and bad news. The Adviser, on behalf of the Fund, intends to diversify broadly among countries, but reserves the right to invest a substantial portion of the Fund's assets in one or more countries if economic and business conditions warrant such investments.



                                          For each security under analysis, a fundamental value is
                                          estimated, based upon detailed country, industry and company analysis, including visits to the company, its competitors and suppliers. This fundamental value estimate is a function of the present value of the estimated future cash flows. The resulting fundamental value estimate is then compared to the company's current market price to ascertain whether a
                                          valuation anomaly exists. A stock with a market price below the estimated intrinsic or fundamental value would be
                                          considered a candidate for inclusion in the Fund's
                                          portfolio. This comparison between price and intrinsic or
                                          fundamental value allows comparisons across industries and countries.



                                          The Fund generally will sell a stock when it reaches a
                                          target price, which is when the Adviser believes it is fully valued or when, in the Adviser's opinion, conditions change such that the risk of continuing to hold the stock is
                                          unacceptable when compared to the growth potential.



                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and
                                          Risks on page 84 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.



                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- foreign value
                                          stocks -- will underperform other kinds of investments or
                                          market averages.



                                          FOREIGN INVESTMENT RISK: Foreign securities involve risks
                                          not typically associated with investing in U.S. securities.
                                          Foreign securities may be adversely affected by myriad
                                          factors, including currency fluctuations and social,
                                          economic or political instability.



                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 84.

   RISK/RETURN SUMMARY AND FUND EXPENSES        INTERNATIONAL EQUITY FUND


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES(1)

(in percents)

1998                                                                             11.36
99                                                                               38.33
2000                                                                            -18.50
01                                                                              -21.31
02                                                                              -18.17
03                                                                               24.38
04                                                                               16.60

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:           24.79%      12/31/99
                                                                         Worst quarter:         -19.67%       9/30/02



                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2004)(1)
   The chart and table on this page
   show how the International Equity
   Fund has performed and how its
   performance has varied from year
   to year. The bar chart gives some
   indication of risk by showing
   changes in the Fund's yearly
   performance to demonstrate that
   the Fund's value varied at
   different times. The table below
   it compares the Fund's performance
   over time to that of the Morgan
   Stanley Capital International
   Europe, Australasia and Far East
   ("EAFE") Index, a widely
   recognized, unmanaged index
   generally representative of the
   performance of stock markets in
   those regions. Prior to April 25,
   2003, the Fund had a different
   sub-adviser and would not
   necessarily have achieved the
   performance results shown on in
   the chart and table on this page
   under its current investment
   management arrangements. Of
   course, past performance does not
   indicate how the Fund will perform
   in the future.

                                                                          1 YEAR       5 YEARS       SINCE INCEPTION
 INSTITUTIONAL SHARES(2)                                                                                 (1/2/97)
   RETURN BEFORE TAXES                                                    16.60%       -5.31%               2.88%
   RETURN AFTER TAXES ON DISTRIBUTIONS                                    16.39%       -6.26%               1.86%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES            11.02%       -4.81%               2.02%
 MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX
 (reflects no deductions for fees, expenses, or taxes)                    17.59%       -2.95%               3.12%(3)

(1) Both charts assume reinvestment of dividends and distributions.

(2) After-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) Since 12/31/96.

   RISK/RETURN SUMMARY AND FUND EXPENSES        INTERNATIONAL EQUITY FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       INSTITUTIONAL
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES
                                                     Maximum Sales Charge (load)
                                                     on Purchases                                None
                                                     ----------------------------------------------------
                                                     Maximum Deferred Sales
                                                     Charge (load)                               None
                                                     ----------------------------------------------------

                                                     Redemption Fee (on shares sold within
                                                     30 days of purchase)(2)                    2.00%
                                                     ANNUAL FUND OPERATING EXPENSES         INSTITUTIONAL
                                                     (FEES PAID FROM FUND ASSETS)(4)           SHARES

                                                     Management Fee(3)                          1.00%
                                                     ----------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee                                0.00%
                                                     ----------------------------------------------------

                                                     Other Expenses                             0.29%
                                                     ----------------------------------------------------

                                                     Total Fund Operating Expenses              1.29%
                                                     ----------------------------------------------------

                                                       Fee Waiver or Expense
                                                       Reimbursement(3)                        -0.10%
                                                     ----------------------------------------------------

                                                     Net Fund Operating Expenses(3)             1.19%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption, regardless of the date of purchase, if you request a wire transfer. This fee is currently being waived.

                                   (3) The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.90% for the period from February 1, 2005 through January 31, 2006.

                                   (4) Expense information in the table has been restated to reflect changes in the contractual amounts of current fees.
As an investor in the
   International Equity Fund, you
   will pay the following fees
   and expenses when you buy and
   hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

                                               EXPENSE EXAMPLE

                                                                                 1       3       5       10
                                                     INTERNATIONAL EQUITY FUND  YEAR   YEARS   YEARS   YEARS
                                                     INSTITUTIONAL SHARES       $121   $399    $698    $1,548

  Use the table at right to
  compare fees and expenses with
  those of other funds. It
  illustrates the amount of fees
  and expenses you would pay,
  assuming the following:

  - $10,000 investment

  - 5% annual return

  - redemption at the end of each
    period

  - no changes in the Fund's
    operating expenses

  Because this example is
  hypothetical and for comparison
  only, your actual costs will be
  different.

   RISK/RETURN SUMMARY AND FUND EXPENSES     SPECIAL OPPORTUNITIES EQUITY
   FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks long-term capital appreciation.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in
                                          domestically traded common stocks of small-, mid- and
                                          large-capitalization companies and, to a lesser extent,
                                          American Depositary Receipts ("ADRs"). The Fund uses a
                                          multi-style approach, meaning that it not only invests
                                          across different capitalization levels but may target both value- and growth-oriented companies. The portfolio manager looks for companies experiencing above-average revenue and profit growth as well as out-of-favor stocks that may be
                                          depressed due to what the portfolio manager believes to be temporary economic circumstances. In choosing individual
                                          stocks, the portfolio manager then uses a quantitative
                                          process to examine the value, growth and momentum
                                          characteristics of a particular issuer.



                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and
                                          Risks on page 84 or consult the Statement of Additional
                                          Information ("SAI").

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:



                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.



                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund is primarily invested in, whether growth or value; large-, mid- or small-cap; could
                                          underperform other kinds of investments or market averages that include style-focused investments.



                                          MANAGEMENT RISK: The possibility that a strategy used by the
                                          Fund's portfolio manager may fail to produce the intended
                                          result.



                                          SMALL COMPANY RISK: Investing in smaller, lesser-known
                                          companies involves greater risk than investing in those that are more established. A small company's financial well-
                                          being may, for example, depend heavily on just a few
                                          products or services. In addition, investors may have
                                          limited flexibility to buy or sell small company stocks,
                                          which tend to trade less frequently than those of larger
                                          firms.



                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 84.




   RISK/RETURN SUMMARY AND FUND EXPENSES     SPECIAL OPPORTUNITIES EQUITY
   FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR INSTITUTIONAL SHARES(1)

                                             (in percents)

2004                                                                             27.78

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:           14.15%      12/31/04
                                                                         Worst quarter:           1.51%       6/30/04



                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2004)(1)
   The chart and table on this page
   show how the Special Opportunities
   Equity Fund has performed and how
   its performance has varied from
   year to year. The bar chart gives
   some indication of risk by showing
   changes in the Fund's yearly
   performance to demonstrate that
   the Fund's value varied at
   different times. The table below
   it compares the Fund's performance
   over time to that of the S&P 500
   Index, a widely recognized,
   unmanaged index of common stocks.
   Of course, past performance does
   not indicate how the Fund will
   perform in the future.

                                                                1 YEAR       SINCE INCEPTION
 INSTITUTIONAL SHARES(2)                                                       (6/2/03)
   RETURN BEFORE TAXES                                          27.78%            29.67%
   RETURN AFTER TAXES ON DISTRIBUTIONS                          27.48%            29.31%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUNDS
     SHARES                                                     18.12%            25.29%
 S&P 500 INDEX
 (reflects no deductions for fees, expenses or taxes)           10.87%            17.61%(3)

(1) Both charts assume reinvestment of dividends and distributions.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
(3) Since 5/31/03.

   RISK/RETURN SUMMARY AND FUND EXPENSES     SPECIAL OPPORTUNITIES EQUITY
   FUND


As an investor in the Special Opportunities Equity Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES                  INSTITUTIONAL
                                                     (FEES PAID BY YOU DIRECTLY)(1)                       SHARES

                                                     Maximum Sales Charge (load) on Purchases               None
                                                     ----------------------------------------------------------------

                                                     Maximum Deferred Sales Charge (load)                   None
                                                     ----------------------------------------------------------------

                                                     Redemption Fee (on shares sold within 30 days of
                                                     purchase)(2)                                          2.00%



                                                     ANNUAL FUND OPERATING EXPENSES                    INSTITUTIONAL
                                                     (FEES PAID FROM FUND ASSETS)(3)                      SHARES

                                                     Management Fee                                        0.80%
                                                     ----------------------------------------------------------------

                                                     Distribution and Service (12b-1) Fee                  0.00%
                                                     ----------------------------------------------------------------

                                                     Other Expenses                                        0.30%
                                                     ----------------------------------------------------------------

                                                     Total Fund Operating Expenses                         1.10%

(1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 may be deducted from the amount of your redemption, regardless of the date of purchase, if you request a wire transfer. This fee is currently being waived.
(3) Expense information in the table has been restated to reflect changes in the contractual amounts of current fees.


Use the table at right to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each period
  - no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs will be different.

                                EXPENSE EXAMPLE

                                                     SPECIAL OPPORTUNITIES       1       3       5       10
                                                     EQUITY FUND                YEAR   YEARS   YEARS   YEARS
                                                     INSTITUTIONAL SHARES       $112   $350    $606    $1,340

   RISK/RETURN SUMMARY AND FUND EXPENSES               EQUITY INCOME FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks capital growth and current income.




    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in
                                          dividend-paying equity securities, in particular common
                                          stocks of companies with a history of increasing dividend
                                          rates, and convertible debt securities and convertible
                                          preferred stock, which are convertible into common stock,
                                          with favorable long-term fundamental characteristics. As
                                          part of its investment strategy, the Fund may invest in
                                          convertible securities that offer above average current
                                          yield with participation in underlying equity performance.
                                          Because yield is a primary consideration in selecting
                                          securities, the Fund may purchase stocks of companies that are out of favor in the financial community and therefore, are selling below what the manager believes to be their
                                          long-term investment value.



                                          The Fund may also invest in certain other equity and debt
                                          securities in addition to those described above. For a more complete description of the various securities in which the
                                          Fund may invest, please see Additional Investment Strategies and Risks on page 84 or consult the Statement of Additional
                                          Information ("SAI").

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:



                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.



                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as bonds. The lower a security's rating, the greater its credit risk.
                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses - income-producing
                                          equities - will underperform other kinds of investments or market averages.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 84.
                                          This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund has not had shares outstanding for an entire calendar year, the bar
                                          chart and table are not shown.

   RISK/RETURN SUMMARY AND FUND EXPENSES               EQUITY INCOME FUND


As an investor in the Equity Income Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES                  INSTITUTIONAL
                                                     (FEES PAID BY YOU DIRECTLY)(1)                       SHARES

                                                     Maximum Sales Charge (load) on Purchases               None
                                                     ----------------------------------------------------------------

                                                     Maximum Deferred Sales Charge (load)                   None
                                                     ----------------------------------------------------------------

                                                     Redemption Fee (on shares sold within
                                                     30 days of purchase)(2)                               2.00%



                                                     ANNUAL FUND OPERATING EXPENSES                    INSTITUTIONAL
                                                     (FEES PAID FROM FUND ASSETS)(4)                      SHARES

                                                     Management Fee(3)                                     0.70%
                                                     ----------------------------------------------------------------

                                                     Distribution and Service (12b-1) Fee                  0.00%
                                                     ----------------------------------------------------------------

                                                     Other Expenses(3)                                     0.36%
                                                     ----------------------------------------------------------------

                                                     Total Annual Fund Operating Expenses(3)               1.06%

(1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

(3) The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.40% for the period from June 30, 2004 through July 1, 2005.

(4) Expense information in the table has been restated to reflect changes in the contractual amounts of current fees.


Use the table at right to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each period
  - no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs will be different.

                                EXPENSE EXAMPLE

                                                        EQUITY INCOME FUND      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     INSTITUTIONAL SHARES        $108     $337      $585      $1,294
                                                     ----------------------------------------------------------------

   RISK/RETURN SUMMARY AND FUND EXPENSES                         OVERVIEW


                          BOND FUNDS


    TAXABLE BOND FUNDS                    The Short U.S. Government Fund, the Intermediate U.S.
                                          Government Fund and the Total Return Bond Fund seek current income consistent with the preservation of capital and
                                          invest primarily in fixed income securities, such as U.S.
                                          government securities, or corporate, bank and commercial
                                          obligations.
    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                            - looking to add a monthly income component to your
                                              portfolio
                                            - willing to accept the risks of price and dividend
                                              fluctuations
                                          These Funds may not be appropriate if you are:
                                            - investing emergency reserves
                                            - uncomfortable with an investment that will fluctuate in
                                              value
    TAX-FREE BOND FUNDS                   The Kentucky Intermediate Tax-Free Fund, the Maryland
                                          Intermediate Tax-Free Fund, the North Carolina Intermediate
                                          Tax-Free Fund, the South Carolina Intermediate Tax-Free
                                          Fund, the Virginia Intermediate Tax-Free Fund, and the West
                                          Virginia Intermediate Tax-Free Fund seek tax-exempt income and invest primarily in municipal securities which are
                                          exempt from federal and Kentucky, Maryland, North Carolina,
                                          South Carolina, Virginia, or West Virginia income taxes,
                                          respectively.
    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                            - looking to add a monthly income component to your
                                              portfolio
                                            - seeking monthly federal and Kentucky, Maryland, North
                                          Carolina, South Carolina, Virginia, or West Virginia
                                              tax-exempt dividends
                                            - willing to accept the risks of price and dividend
                                              fluctuations
                                          These Funds may not be appropriate if you are:
                                            - investing through a tax-exempt retirement plan
                                            - uncomfortable with an investment that will fluctuate in
                                              value
                                            - investing emergency reserves

RISK/RETURN SUMMARY AND FUND EXPENSES                 SHORT U.S. GOVERNMENT FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income consistent with the
                                          preservation of capital.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in
                                          securities issued or guaranteed by the U.S. Government or
                                          its agencies or instrumentalities ("U.S. Government
                                          Securities"), some of which may be subject to repurchase
                                          agreements, or in "high grade" (rated at the time of
                                          purchase in one of the three highest rating categories by an
                                          NRSRO or are determined by the portfolio manager to be of
                                          comparable quality) collateralized mortgage obligations
                                          ("CMOs"). The Fund may also invest in short-term
                                          obligations, commercial bonds and the shares of other
                                          investment companies. The duration of the Fund will be from
                                          1.0 to 3.5 years.



                                          In managing the portfolio, the manager uses a "top down"
                                          investment management approach focusing on allocation among sectors, interest rate risk, credit risk, and individual
                                          securities selection. The manager sets and continually
                                          adjusts a target for the interest rate sensitivity of the
                                          Fund's holdings based upon expectations about interest rates and other economic factors. The manager then selects
                                          individual securities consistent with the target by looking for the best relative values within particular sectors.



                                          The Fund may also invest in certain other debt securities.
                                          For a more complete description of the various securities in which the Fund may invest, please see Additional Investment
                                          Strategies and Risks on page 84 or consult the SAI.




    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.



                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.



                                          PREPAYMENT/CALL RISK: If a significant number of the
                                          mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility
                                          that, during periods of declining interest rates, a bond
                                          issuer will "call" -- or repay -- higher-yielding bonds
                                          before their stated maturity date. In both cases, investors receive their principal back and are typically forced to
                                          reinvest it in bonds that pay lower interest rates. Rapid
                                          changes in prepayment and call rates can cause bond prices and yields to be volatile.



                                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.



                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.



                                          U.S. GOVERNMENT AGENCY SECURITIES: The Fund invests in
                                          securities issued or guaranteed by the U.S. government
                                          securities (such as Fannie Mae or Ginnie Mae securities).
                                          Although U.S. government securities issued directly by the
                                          U.S. government are guaranteed by the U.S. Treasury, other
                                          U.S. government securities issued by an agency or
                                          instrumentality of the U.S. government may not be. No
                                          assurance can be given that the U.S. government would
                                          provide financial support to its agencies and
                                          instrumentalities if not required to do so by law.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 84.

RISK/RETURN SUMMARY AND FUND EXPENSES                 SHORT U.S. GOVERNMENT FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR INSTITUTIONAL SHARES(1)

                                             (in percents)

1995                                                                             12.61
96                                                                                3.05
97                                                                                6.37
98                                                                                7.03
99                                                                                1.42
2000                                                                              8.43
01                                                                                6.77
02                                                                                5.90
03                                                                                1.23
04                                                                                0.98

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:            4.23%       6/30/95
                                                                         Worst quarter:          -1.32%       6/30/04



                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2004)(1)
   The chart and table on this page
   show how the Short U.S. Government
   Fund has performed and how its
   performance has varied from year
   to year. The bar chart gives some
   indication of risk by showing
   changes in the Fund's yearly
   performance to demonstrate that
   the Fund's value varied at
   different times. The table below
   it compares the Fund's performance
   over time to that of the Merrill
   Lynch 1-5 Year U.S. Treasury
   Index, an unmanaged index
   representative of the total return
   of government bonds with
   maturities between 1 and 5 years.
   Of course, past performance does
   not indicate how the Fund will
   perform in the future.

                                                                          1 YEAR       5 YEARS       10 YEARS
 INSTITUTIONAL SHARES(2)
   RETURN BEFORE TAXES                                                      0.98%       4.62%         5.32%
   RETURN AFTER TAXES ON DISTRIBUTIONS                                     -0.05%       2.92%         3.31%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES              0.63%       2.90%         3.29%
 MERRILL LYNCH 1-5 YEAR U.S. TREASURY INDEX (reflects no deductions
 for fees, expenses, or taxes)                                              1.45%       5.68%         6.23%

                                                                          SINCE INCEPTION
 INSTITUTIONAL SHARES(2)                                                  (11/30/92)
   RETURN BEFORE TAXES                                                         4.89%
   RETURN AFTER TAXES ON DISTRIBUTIONS                                         2.84%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES                 2.88%
 MERRILL LYNCH 1-5 YEAR U.S. TREASURY INDEX (reflects no deductions
 for fees, expenses, or taxes)                                                 5.75%

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.

(2) After-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

RISK/RETURN SUMMARY AND FUND EXPENSES                 SHORT U.S. GOVERNMENT FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       INSTITUTIONAL
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                   None
                                                     ----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     ----------------------------------------------------
                                                     Redemption Fee (on shares sold within
                                                     30 days of purchase)(2)                    2.00%
                                                     ANNUAL FUND OPERATING EXPENSES         Institutional
                                                     (FEES PAID FROM FUND ASSETS)(4)           Shares

                                                     Management Fee(3)                          0.60%
                                                     ----------------------------------------------------
                                                     Distribution and Service
                                                     (12b-1) Fee                                0.00%
                                                     ----------------------------------------------------
                                                     Other Expenses                             0.18%
                                                     ----------------------------------------------------
                                                     Total Fund Operating Expenses              0.78%
                                                     ----------------------------------------------------
                                                       Fee Waiver(3)                           -0.15%
                                                     ----------------------------------------------------
                                                     Net Fund Operating Expenses(3)             0.63%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption, regardless of the date of purchase, if you request a wire transfer. This fee is currently being waived.

                                   (3) The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.45% for the period from February 1, 2005 through January 31, 2006.

                                   (4) Expense information in the table has been restated to reflect changes in the contractual amounts of current fees.

As an investor in the Short U.S.
   Government Fund, you will pay
   the following fees and
   expenses when you buy and hold
   shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

                                               EXPENSE EXAMPLE

                                                     SHORT U.S.                  1       3       5      10
                                                     GOVERNMENT FUND            YEAR   YEARS   YEARS   YEARS
                                                     INSTITUTIONAL SHARES       $64    $234    $419    $952

Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment

  - 5% annual return

  - redemption at the end of each
    period

  - no changes in the Fund's
    operating expenses

Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

RISK/RETURN SUMMARY AND FUND EXPENSES          INTERMEDIATE U.S. GOVERNMENT FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income consistent with the
                                          preservation of capital.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in
                                          securities issued or guaranteed by the U.S. Government or
                                          its agencies or instrumentalities ("U.S. Government
                                          Securities"), some of which may be subject to repurchase
                                          agreements, or in "high grade" (rated at the time of
                                          purchase in one of the three highest rating categories by an
                                          NRSRO or are determined by the portfolio manager to be of
                                          comparable quality) collateralized mortgage obligations
                                          ("CMOs"). The Fund may also invest in short-term
                                          obligations, commercial bonds and the shares of other
                                          investment companies. The duration range of the Fund will be from 3.0 to 7.0 years.



                                          In managing the portfolio, the manager uses a "top down"
                                          investment management approach focusing on allocation among sectors, interest rate risk, credit risk, and individual
                                          securities selection. The manager sets and continually
                                          adjusts a target for the interest rate sensitivity of the
                                          Fund's holdings based upon expectations about interest rates and other economic factors. The manager then selects
                                          individual securities consistent with the target by looking for the best relative values within particular sectors.



                                          The Fund may also invest in certain other debt securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and
                                          Risks on page 84 or consult the SAI.




    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.



                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.



                                          PREPAYMENT/CALL RISK: If a significant number of the
                                          mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility
                                          that, during periods of declining interest rates, a bond
                                          issuer will "call" -- or repay -- higher-yielding bonds
                                          before their stated maturity date. In both cases, investors receive their principal back and are typically forced to
                                          reinvest it in bonds that pay lower interest rates. Rapid
                                          changes in prepayment and call rates can cause bond prices and yields to be volatile.



                                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.



                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as bonds. The lower a security's rating the greater its credit risk.
                                          U.S. GOVERNMENT AGENCY SECURITIES: The Fund invests in
                                          securities issued or guaranteed by the U.S. government or
                                          its agencies (such as Fannie Mae or Ginnie Mae securities).
                                          Although U.S. government securities issued directly by the
                                          U.S. government are guaranteed by the U.S. Treasury, other
                                          U.S. government securities issued by an agency or
                                          instrumentality of the U.S. government may not be. No
                                          assurance can be given that the U.S. government would
                                          provide financial support to its agencies and
                                          instrumentalities if not required to do so by law.



                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 84.

RISK/RETURN SUMMARY AND FUND EXPENSES          INTERMEDIATE U.S. GOVERNMENT FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR INSTITUTIONAL SHARES(1)

                                             (in percents)

1995                                                                             18.09
96                                                                                1.70
97                                                                                6.59
98                                                                                9.58
99                                                                               -2.28
2000                                                                             12.17
01                                                                                6.41
02                                                                               10.75
03                                                                                2.17
04                                                                                2.35

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:           6.50%       6/30/95
                                                                         Worst quarter:         -2.62%       3/31/96



                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2004)(1)
   The chart and table on this page
   show how the Intermediate U.S.
   Government Fund has performed and
   how its performance has varied
   from year to year. The bar chart
   gives some indication of risk by
   showing changes in the Fund's
   yearly performance to demonstrate
   that the Fund's value varied at
   different times. The table below
   it compares the Fund's performance
   over time to that of the Lehman
   Brothers U.S. Government/Mortgage
   Bond Index, an unmanaged index of
   U.S. Treasury, government agency
   and mortgage-backed securities
   with maturities of 10 years or
   less. Of course, past performance
   does not indicate how the Fund
   will perform in the future.

                                                                          1 YEAR       5 YEARS       10 YEARS
 INSTITUTIONAL SHARES(2)
   RETURN BEFORE TAXES                                                    2.35%         6.69%         6.80%
   RETURN AFTER TAXES ON DISTRIBUTIONS                                    1.03%         4.74%         4.60%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES            1.61%         4.56%         4.48%
 LEHMAN BROTHERS U.S. GOVERNMENT/MORTGAGE BOND INDEX
 (reflects no deductions for fees, expenses, or taxes)                    4.08%         7.31%         7.49%

                                                                          SINCE INCEPTION
 INSTITUTIONAL SHARES(2)                                                   (10/9/92)
   RETURN BEFORE TAXES                                                         6.03%
   RETURN AFTER TAXES ON DISTRIBUTIONS                                         3.76%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES                 3.74%
 LEHMAN BROTHERS U.S. GOVERNMENT/MORTGAGE BOND INDEX
 (reflects no deductions for fees, expenses, or taxes)                         6.62%(3)

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) Since 9/30/92.

RISK/RETURN SUMMARY AND FUND EXPENSES          INTERMEDIATE U.S. GOVERNMENT FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       INSTITUTIONAL
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                   None
                                                     ----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     ----------------------------------------------------
                                                     Redemption Fee (on shares sold within
                                                     30 days of purchase)(2)                    2.00%
                                                     ANNUAL FUND OPERATING EXPENSES         INSTITUTIONAL
                                                     (FEES PAID FROM FUND ASSETS)(4)           SHARES
                                                     Management Fee(3)                          0.60%
                                                     ----------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee                                0.00%
                                                     ----------------------------------------------------

                                                     Other Expenses                             0.19%
                                                     ----------------------------------------------------

                                                     Total Fund Operating Expenses              0.79%
                                                     ----------------------------------------------------

                                                       Fee Waiver or Expense
                                                       Reimbursement(3)                        -0.10%
                                                     ----------------------------------------------------

                                                     Net Fund Operating Expenses(3)             0.69%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption, regardless of the date of purchase, if you request a wire transfer. This fee is currently being waived.

                                   (3) The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.50% for the period from February 1, 2005 through January 31, 2006.

                                   (4) Expense information in the table has been restated to reflect changes in the contractual amounts of current fees.

As an investor in the
   Intermediate U.S. Government
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

                                               EXPENSE EXAMPLE

                                                     INTERMEDIATE
                                                     U.S. GOVERNMENT             1       3       5      10
                                                     FUND                       YEAR   YEARS   YEARS   YEARS
                                                     INSTITUTIONAL SHARES       $70    $242    $429    $969

Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment

  - 5% annual return

  - redemption at the end of each
    period

  - no changes in the Fund's
    operating expenses

Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

                                                          TOTAL RETURN BOND FUND


RISK/RETURN SUMMARY AND FUND EXPENSES  (FORMERLY THE INTERMEDIATE CORPORATE BOND
FUND)



                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks a high level of current income and a
                                          competitive total return.




    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in a
                                          diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or
                                          instrumentalities, corporate bonds, asset-backed securities, commercial mortgage-backed securities and convertible
                                          securities. The Fund will invest the portion of its assets invested in corporate bonds primarily in investment grade
                                          corporate bonds. The Fund may invest up to 25% of its total assets in bonds that are below investment grade, which are commonly referred to as "high yield" or "junk" bonds, and/or foreign and emerging market bonds.



                                          The Fund selects it investments based upon an analysis of
                                          various factors, including the outlook for the economy,
                                          anticipated changes in interest rates and inflation, and the relative attractiveness of market sectors and individual
                                          securities.



                                          The Fund may also invest in certain other debt securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and
                                          Risks on page 84 or consult the SAI.




    PRINCIPAL INVESTMENT RISKS            INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.



                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as bonds. The lower a security's rating, the greater its credit risk.



                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.



                                          PREPAYMENT/CALL RISK: If a significant number of the
                                          mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility
                                          that, during periods of declining interest rates, a bond
                                          issuer will "call" -- or repay -- higher-yielding bonds
                                          before their stated maturity date. In both cases, investors receive their principal back and are typically forced to
                                          reinvest it in bonds that pay lower interest rates. Rapid
                                          changes in prepayment and call rates can cause bond prices and yields to be volatile.



                                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.



                                          HIGH-YIELD/HIGH-RISK DEBT SECURITIES: High-yield/high-risk debt securities are securities that are rated below
                                          investment grade by the primary rating agencies. These
                                          securities are considered speculative and involve greater
                                          risk of loss than investment grade debt securities.



                                          FOREIGN INVESTMENT RISK: Foreign securities involve risks
                                          not typically associated with investing in U.S. securities.
                                          Foreign securities may be adversely affected by myriad
                                          factors, including currency fluctuations and social,
                                          economic or political instability. These risks are
                                          particularly pronounced for emerging markets.



                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 84 or
                                          consult the SAI.

                                                          TOTAL RETURN BOND FUND


RISK/RETURN SUMMARY AND FUND EXPENSES  (FORMERLY THE INTERMEDIATE CORPORATE BOND
FUND)



                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR INSTITUTIONAL SHARES(1)

                                             (in percents)

2000                                                                             10.50
01                                                                                7.23
02                                                                                7.88
03                                                                                7.01
04                                                                                4.01

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:           4.67%       9/30/02
                                                                         Worst quarter:         -3.22%       6/30/04



                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2004)(1)

   This chart and table on this page
   show how the Total Return Bond
   Fund has performed and how its
   performance has varied from year
   to year. The bar chart gives some
   indication of risk by showing
   changes in the Fund's yearly
   performance to demonstrate that
   the Fund's value varied at
   different times. The table below
   it compares the Fund's performance
   to that of the Lehman Brothers
   U.S. Credit Index, an unmanaged
   index generally representative of
   all publicly issued, fixed-rate,
   non-convertible, investment-grade,
   domestic corporate debt. Of
   course, past performance does not
   indicate how the Fund will perform
   in the future.


                                                                        1 YEAR   5 YEARS   SINCE INCEPTION
 INSTITUTIONAL SHARES(2)                                                                   (12/2/99)
   RETURN BEFORE TAXES                                                   4.01%    7.31%         7.03%
   RETURN AFTER TAXES ON DISTRIBUTIONS                                   2.32%    5.04%         4.77%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUNDS SHARES          2.65%    4.87%         4.63%
 LEHMAN BROTHERS U.S. CREDIT INDEX
 (reflects no deductions for fees, expenses, or taxes                    5.24%    8.63%         8.37%(3)

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) Since 11/30/99.

                                                   TOTAL RETURN BOND FUND


   RISK/RETURN SUMMARY AND FUND EXPENSES       (FORMERLY THE INTERMEDIATE
   CORPORATE BOND FUND)



                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       INSTITUTIONAL
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES
                                                     Maximum Sales Charge (load)
                                                     on Purchases                                None
                                                     ----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     ----------------------------------------------------

                                                     Redemption Fee (on shares sold within
                                                     30 days of purchase)(2)                    2.00%



                                                     ANNUAL FUND OPERATING EXPENSES         INSTITUTIONAL
                                                     (FEES PAID FROM FUND ASSETS)(4)           SHARES

                                                     Management Fee(3)                          0.60%
                                                     ----------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee                                0.00%
                                                     ----------------------------------------------------

                                                     Other Expenses                             0.20%
                                                     ----------------------------------------------------

                                                     Total Fund Operating Expenses              0.80%
                                                     ----------------------------------------------------

                                                       Fee Waiver or Expense
                                                       Reimbursement(3)                        -0.10%
                                                     ----------------------------------------------------

                                                     Net Fund Operating Expenses(3)             0.70%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption, regardless of the date of purchase, if you request a wire transfer. This fee is currently being waived.

                                   (3) The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.50% for the period from February 1, 2005 through January 31, 2006.

                                   (4) Expense information in the table has been restated to reflect changes in the contractual amounts of current fees.



                                               EXPENSE EXAMPLE


                                                                                 1       3       5      10
                                                     TOTAL RETURN BOND FUND     YEAR   YEARS   YEARS   YEARS


                                                     INSTITUTIONAL SHARES       $72    $245    $434    $980




As an investor in the Total
Return Bond Fund, you will pay
the following fees and expenses
when you buy and hold shares.
Shareholder transaction fees are
paid from your account. Annual
Fund operating expenses are paid
out of Fund assets, and are
reflected in the share price.


Use the table at right to compare
fees and expenses with those of
other funds. It illustrates the
amount of fees and expenses you
would pay, assuming the
following:

  - $10,000 Investment

  - 5% Annual Return

  - redemption at the end of each
    period

  - no changes in the Fund's
    operating expenses

Because this example is
hypothetical and for comparison
only, your actual costs will be
different.

RISK/RETURN SUMMARY AND FUND EXPENSES        KENTUCKY INTERMEDIATE TAX-FREE FUND


                                             RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income exempt from federal and
                                          Kentucky income taxes consistent with preservation of
                                          capital.




    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in municipal securities of the Commonwealth of Kentucky and its political subdivisions, that provide income exempt from both federal personal income tax and Kentucky personal income tax. The
                                          Fund invests in Kentucky municipal securities only if they are "investment grade" (rated at the time of purchase in one of the four highest rating categories by an NRSRO, or are
                                          determined by the portfolio manager to be of comparable
                                          quality). The Fund will maintain an average duration of 3.5 to 8 years.




                                          In managing the Fund's portfolio, the manager uses a "top
                                          down" investment management approach focusing on interest
                                          rates and credit quality. The manager sets, and continually adjusts, a target for the interest rate sensitivity of the
                                          Fund's portfolio based on expectations about interest rate movements. The manager then selects securities consistent
                                          with this target based on their individual characteristics.




                                          The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers. The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of
                                          the various securities in which the Fund may invest, please see Additional Investment Strategies and Risks on page 84 or consult the SAI.




    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.




                                          STATE SPECIFIC RISK: By concentrating its investments in
                                          securities issued by Kentucky and its political subdivisions the Fund may be more vulnerable to unfavorable developments in Kentucky than funds that are more geographically
                                          diversified.




                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.




                                          NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a
                                          particular issuer compared with other funds. Accordingly,
                                          the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.




                                          CALL RISK: Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call" -- or repay -- higher-yielding bonds before their stated maturity date. As a result, investors receive their principal back
                                          and are typically forced to reinvest it in bonds that pay
                                          lower interest rates. Rapid changes in call rates can cause bond prices and yields to be volatile.




                                          ESTIMATED MATURITY RISK: The possibility that an underlying obligor will exercise its right to pay principal on an
                                          obligation (such as mortgage-related securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.




                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.




                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, including the state-specific risk associated with the Fund, please see
                                          Additional Investment Strategies and Risks on page 84 or
                                          consult the SAI.

   RISK/RETURN SUMMARY AND FUND EXPENSES   KENTUCKY INTERMEDIATE TAX-FREE
   FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR INSTITUTIONAL SHARES(1)

                                             (in percents)

2004                                                                             2.34

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:            2.69%       9/30/04
                                                                         Worst quarter:          -2.17%       6/30/04



                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2004)(1)
   The chart and table on this page
   show how the Kentucky Intermediate
   Tax-Free Fund has performed and
   how its performance has varied
   from year to year. The bar chart
   gives some indication of risk by
   showing changes in the Fund's
   yearly performance to demonstrate
   that the Fund's value varied at
   different times. The table below
   it compares the Fund's performance
   over time to that of the Lehman
   Brothers 7-Year Municipal Bond
   Index, an unmanaged index
   generally representative of the
   performance of municipal bonds
   with a minimum credit of at least
   Baa, a maturity value of at least
   $5 million and a maturity range of
   6-8 years. Of course, past
   performance does not indicate how
   the Fund will perform in the
   future.

                                                                1 YEAR       SINCE INCEPTION
 INSTITUTIONAL SHARES(2)                                                        (2/24/03)
   RETURN BEFORE TAXES                                           2.34%              3.65%
   RETURN AFTER TAXES ON DISTRIBUTIONS                           2.34%              3.65%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUNDS
     SHARES                                                      2.48%              3.51%
 LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX
 (reflects no deductions for fees, expenses or taxes)            3.15%              4.01%(3)

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) Since 2/28/03.

RISK/RETURN SUMMARY AND FUND EXPENSES        KENTUCKY INTERMEDIATE TAX-FREE FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       INSTITUTIONAL
                                                     (FEES PAID BY YOU DIRECTLY)(1)             SHARES

                                                     Maximum Sales Charge (load)
                                                     on Purchases                                 None
                                                     ------------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)         None
                                                     ------------------------------------------------------
                                                     Redemption Fee (on shares sold within
                                                     30 days of purchase)(2)                     2.00%



                                                     ANNUAL FUND OPERATING EXPENSES         INSTITUTIONAL
                                                     (FEES PAID FROM FUND ASSETS)(4)            SHARES

                                                     Management Fee(3)                           0.60%
                                                     ------------------------------------------------------
                                                     Distribution and Service (12b-1) Fee        0.00%
                                                     ------------------------------------------------------
                                                     Other Expenses                              0.23%
                                                     ------------------------------------------------------
                                                     Total Fund Operating Expenses               0.83%
                                                     ------------------------------------------------------
                                                       Fee Waiver or Expense
                                                       Reimbursement(3)                         -0.20%
                                                     ------------------------------------------------------
                                                     Net Fund Operating Expenses(3)              0.63%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption, regardless of the date of purchase, if you request a wire transfer. This fee is currently being waived.

                                   (3) The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.40% for the period from February 1, 2005 through January 31, 2006.

                                   (4) Expense information in the table has been restated to reflect changes in the contractual amounts of current fees.
   As an investor in the Kentucky
   Intermediate Tax-Free Fund,
   you will pay the following
   fees and expenses when you buy
   and hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

                                               EXPENSE EXAMPLE

                                                     KENTUCKY INTERMEDIATE                  1       3       5       10
                                                     TAX-FREE FUND                         YEAR   YEARS   YEARS   YEARS
                                                     INSTITUTIONAL SHARES                  $64    $245    $441    $1,007

   Use the table at right to
   compare fees and expenses with
   those of other funds. It
   illustrates the amount of fees
   and expenses you would pay,
   assuming the following:

     - $10,000 investment

     - 5% annual return

     - redemption at the end of
       each period

     - no changes in the fund's
       operating expenses

   Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES   MARYLAND INTERMEDIATE TAX-FREE
   FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income exempt from federal and
                                          Maryland income taxes consistent with preservation of
                                          capital.




    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in municipal securities of the State of Maryland and its political
                                          subdivisions, that provide income exempt from both federal personal income tax and Maryland personal income tax. The
                                          Fund invests in Maryland municipal securities only if they are "investment grade" (rated at the time of purchase in one of the four highest rating categories by an NRSRO, or are
                                          determined by the portfolio manager to be of comparable
                                          quality). The Fund will maintain an average duration of 3.5 to 8 years.



                                          In managing the Fund's portfolio, the manager uses a "top
                                          down" investment management approach focusing on interest
                                          rates and credit quality. The manager sets, and continually adjusts, a target for the interest rate sensitivity of the
                                          Fund's portfolio based on expectations about interest rate movements. The manager then selects securities consistent
                                          with this target based on their individual characteristics.



                                          The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers. The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of
                                          the various securities in which the Fund may invest, please see Additional Investment Strategies and Risks on page 84 or consult the SAI.




    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:



                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.

                                          STATE SPECIFIC RISK: By concentrating its investments in
                                          securities issued by Maryland and its political subdivisions the Fund may be more vulnerable to unfavorable developments in Maryland than funds that are more geographically
                                          diversified.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.

                                          NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a
                                          particular issuer compared with other funds. Accordingly,
                                          the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.

                                          CALL RISK: Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call" -- or repay -- higher-yielding bonds before their stated maturity date. As a result, investors receive their principal back
                                          and are typically forced to reinvest it in bonds that pay
                                          lower interest rates. Rapid changes in call rates can cause bond prices and yields to be volatile.




                                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.




                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.

                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, including the state-specific risk associated with the Fund, please see
                                          Additional Investment Strategies and Risks on page 84 or
                                          consult the SAI.




   RISK/RETURN SUMMARY AND FUND EXPENSES   MARYLAND INTERMEDIATE TAX-FREE
   FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR INSTITUTIONAL SHARES(1)

                                             (in percents)

2004                                                                             2.39

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:            2.84%       9/30/04
                                                                         Worst quarter:          -2.34%       6/30/04



                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2004)(1)
   The chart and table on this page
   show how the Maryland Intermediate
   Tax-Free Fund has performed and
   how its performance has varied
   from year to year. The bar chart
   gives some indication of risk by
   showing changes in the Fund's
   yearly performance to demonstrate
   that the Fund's value varied at
   different times. The table below
   it compares the Fund's performance
   over time to that of the Lehman
   Brothers 7-Year Municipal Bond
   Index, an unmanaged index
   generally representative of the
   performance of municipal bonds
   with a minimum credit of at least
   Baa, a maturity value of at least
   $5 million and a maturity range of
   6-8 years. Of course, past
   performance does not indicate how
   the Fund will perform in the
   future.

                                                                1 YEAR       SINCE INCEPTION
 INSTITUTIONAL SHARES(2)                                                        (2/24/03)
   RETURN BEFORE TAXES                                           2.39%              3.31%
   RETURN AFTER TAXES ON DISTRIBUTIONS                           2.39%              3.31%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUNDS
     SHARES                                                      2.42%              3.18%
 LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX
 (reflects no deductions for fees, expenses or taxes)            3.15%              4.01%(3)

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
(3) Since 2/28/03.

RISK/RETURN SUMMARY AND FUND EXPENSES        MARYLAND INTERMEDIATE TAX-FREE FUND




                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       INSTITUTIONAL
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES

                                                     Maximum Sales Charge (load)
                                                     on Purchases                                None
                                                     ----------------------------------------------------

                                                     Maximum Deferred Sales Charge (load)        None
                                                     ----------------------------------------------------

                                                     Redemption Fee (on shares sold within
                                                     30 days of purchase)(2)                    2.00%



                                                     ANNUAL FUND OPERATING EXPENSES         INSTITUTIONAL
                                                     (FEES PAID FROM FUND ASSETS)(4)           SHARES

                                                     Management Fee(3)                          0.60%
                                                     ----------------------------------------------------

                                                     Distribution and Service (12b-1) Fee       0.00%
                                                     ----------------------------------------------------

                                                     Other Expenses                             0.31%
                                                     ----------------------------------------------------

                                                     Total Fund Operating Expenses              0.91%
                                                     ----------------------------------------------------

                                                       Fee Waiver or Expense
                                                       Reimbursement(3)                        -0.30%
                                                     ----------------------------------------------------

                                                     Net Fund Operating Expenses(3)             0.61%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption, regardless of the date of purchase, if you request a wire transfer. This fee is currently being waived.

                                   (3) The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.30% for the period from February 1, 2005 through January 31, 2006.

                                   (4) Expense information in the table has been restated to reflect changes in the contractual amounts of current fees.

   As an investor in the Maryland
   Intermediate Tax-Free Fund,
   you will pay the following
   fees and expenses when you buy
   and hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

                                               EXPENSE EXAMPLE

                                                     MARYLAND INTERMEDIATE                  1       3       5       10
                                                     TAX-FREE FUND                         YEAR   YEARS   YEARS   YEARS
                                                     INSTITUTIONAL SHARES                  $62    $260    $475    $1,092

   Use the table at right to
   compare fees and expenses with
   those of other funds. It
   illustrates the amount of fees
   and expenses you would pay,
   assuming the following:
    - $10,000 investment

    - 5% annual return

    - redemption at the end of
      each period

    - no changes in the fund's
      operating expenses
   Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

RISK/RETURN SUMMARY AND FUND EXPENSES  NORTH CAROLINA INTERMEDIATE TAX-FREE FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income exempt from federal and North
                                          Carolina income taxes consistent with preservation of
                                          capital.



    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in municipal securities of the State of North Carolina and its political subdivisions that provide income exempt from both Federal
                                          personal income tax and North Carolina personal income tax.
                                          The Fund invests in North Carolina municipal securities only if they are "investment grade" (rated at the time of
                                          purchase in one of the four highest rating categories by an
                                          NRSRO, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average
                                          duration of 3.5 to 8 years.



                                          In managing the Fund's portfolio, the manager uses a "top
                                          down" investment management approach focusing on interest
                                          rates and credit quality. The manager sets, and continually adjusts, a target for the interest rate sensitivity of the
                                          Fund's portfolio based on expectations about interest rate movements. The manager then selects securities consistent
                                          with this target based on their individual characteristics.



                                          The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers. The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of
                                          the various securities in which the Fund may invest, please see Additional Investment Strategies and Risks on page 84 or consult the SAI.



    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.



                                          STATE SPECIFIC RISK: By concentrating its investments in
                                          securities issued by North Carolina and its political
                                          subdivisions, the Fund may be more vulnerable to unfavorable developments in North Carolina than funds that are more
                                          geographically diversified.



                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.



                                          NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a
                                          particular issuer compared with other funds. Accordingly,
                                          the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.



                                          CALL RISK: Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call" -- or repay -- higher-yielding bonds before their stated maturity date. As a result, investors receive their principal back
                                          and are typically forced to reinvest it in bonds that pay
                                          lower interest rates. Rapid changes in call rates can cause bond prices and yields to be volatile.



                                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.



                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.



                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, including the state-specific risk associated with the Fund, please see
                                          Additional Investment Strategies and Risks on page 84 or
                                          consult the SAI.

RISK/RETURN SUMMARY AND FUND EXPENSES  NORTH CAROLINA INTERMEDIATE TAX-FREE FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR INSTITUTIONAL SHARES(1)

                                             (in percents)

1995                                                                             10.54
96                                                                                2.71
97                                                                                6.52
98                                                                                5.25
99                                                                               -2.06
2000                                                                              9.43
01                                                                                4.80
02                                                                                9.07
03                                                                                3.30
04                                                                                2.28

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:           4.07%       6/30/02
                                                                         Worst quarter:         -2.31%       6/30/04



                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2004)(1)

   The chart and table on this page
   show how the North Carolina
   Intermediate Tax-Free Fund has
   performed and how its performance
   has varied from year to year. The
   bar chart gives some indication of
   risk by showing changes in the
   Fund's yearly performance to
   demonstrate that the Fund's value
   varied at different times. The
   table below it compares the Fund's
   performance over time to that of
   the Lehman Brothers 7-Year
   Municipal Bond Index, an unmanaged
   index generally representative of
   the performance of municipal bonds
   with a minimum credit of at least
   Baa, a maturity value of at least
   $5 million and a maturity range of
   6-8 years. Of course, past
   performance does not indicate how
   the Fund will perform in the
   future.

                                                                          1 YEAR       5 YEARS      10 YEARS       SINCE INCEPTION
 INSTITUTIONAL SHARES(2)                                                                                          (10/16/92)
   RETURN BEFORE TAXES                                                     2.28%        5.73%         5.12%             4.57%
   RETURN AFTER TAXES ON DISTRIBUTIONS                                     2.26%        5.65%         5.06%             4.52%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES             2.65%        5.43%         4.95%             4.46%
 LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX
 (reflects no deductions for fees, expenses or taxes)                      3.15%        6.61%         6.48%             6.11%(3)

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) Since 10/31/92.

RISK/RETURN SUMMARY AND FUND EXPENSES  NORTH CAROLINA INTERMEDIATE TAX-FREE FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       INSTITUTIONAL
                                                     (FEES PAID BY YOU DIRECTLY)(1)             SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                    None
                                                     -----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)         None
                                                     -----------------------------------------------------
                                                     Redemption Fee (on shares sold within
                                                     30 days of purchase)(2)                     2.00%
                                                     ANNUAL FUND OPERATING EXPENSES         INSTITUTIONAL
                                                     (FEES PAID FROM FUND ASSETS)(4)            SHARES

                                                     Management Fee(3)                           0.60%
                                                     -----------------------------------------------------

                                                     Distribution and Service (12b-1) Fee        0.00%
                                                     -----------------------------------------------------

                                                     Other Expenses                              0.19%
                                                     -----------------------------------------------------

                                                     Total Fund Operating Expenses               0.79%
                                                     -----------------------------------------------------

                                                       Fee Waiver or Expense
                                                       Reimbursement(3)                         -0.15%
                                                     -----------------------------------------------------

                                                     Net Fund Operating Expenses(3)              0.64%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption, regardless of the date of purchase, if you request a wire transfer. This fee is currently being waived.

                                   (3) The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.45% for the period from February 1, 2005 through January 31, 2006.

                                   (4) Expense information in the table has been restated to reflect changes in the contractual amounts of current fees.

As an investor in the North
   Carolina Intermediate Tax-Free
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

                                               EXPENSE EXAMPLE

                                                     NORTH CAROLINA
                                                     INTERMEDIATE                1       3       5      10
                                                     TAX-FREE FUND              YEAR   YEARS   YEARS   YEARS
                                                     INSTITUTIONAL SHARES       $65    $237    $424    $964

Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment

  - 5% annual return

  - redemption at the end of each
    period

  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

RISK/RETURN SUMMARY AND FUND EXPENSES  SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income exempt from federal and South
                                          Carolina income taxes consistent with preservation of
                                          capital.



    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in municipal securities of the State of South Carolina and its political subdivisions that provide income exempt from both Federal
                                          personal income tax and South Carolina personal income tax.
                                          The Fund invests in South Carolina municipal securities only if they are "investment grade" (rated at the time of
                                          purchase in one of the four highest rating categories by an
                                          NRSRO, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average
                                          duration of 3.5 to 8 years.



                                          In managing the Fund's portfolio, the manager uses a "top
                                          down" investment management approach focusing on interest
                                          rates and credit quality. The manager sets, and continually adjusts, a target for the interest rate sensitivity of the
                                          Fund's portfolio based on expectations about interest rate movements. The manager then selects securities consistent
                                          with this target based on their individual characteristics.



                                          The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers. The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of
                                          the various securities in which the Fund may invest, please see Additional Investment Strategies and Risks on page 84 or consult the SAI.



    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:



                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.



                                          STATE SPECIFIC RISK: By concentrating its investments in
                                          securities issued by South Carolina and its political
                                          subdivisions, the Fund may be more vulnerable to unfavorable developments in South Carolina than funds that are more
                                          geographically diversified.



                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.



                                          NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a
                                          particular issuer compared with other funds. Accordingly,
                                          the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.



                                          CALL RISK: Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call" -- or repay -- higher-yielding bonds before their stated maturity date. As a result, investors receive their principal back
                                          and are typically forced to reinvest it in bonds that pay
                                          lower interest rates. Rapid changes in call rates can cause bond prices and yields to be volatile.



                                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.



                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.



                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, including the state-specific risk associated with the Fund, please see
                                          Additional Investment Strategies and Risks on page 84 or
                                          consult the SAI.

RISK/RETURN SUMMARY AND FUND EXPENSES  SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR INSTITUTIONAL SHARES(1)

                                             (in percents)

1998                                                                              5.46
99                                                                               -2.62
2000                                                                              9.51
01                                                                                4.84
02                                                                                9.28
03                                                                                3.82
04                                                                                2.71

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:           4.12%      6/30/02
                                                                         Worst quarter:         -2.40%      6/30/99



                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2004)(1)
   The chart and table on this page
   show how the South Carolina
   Intermediate Tax-Free Fund has
   performed and how its performance
   has varied from year to year. The
   bar chart gives some indication of
   risk by showing changes in the
   Fund's yearly performance to
   demonstrate that the Fund's value
   varied at different times. The
   table below it compares the Fund's
   performance over time to that of
   the Lehman Brothers 7-Year
   Municipal Bond Index, an unmanaged
   index generally representative of
   the performance of municipal bonds
   with a minimum credit of at least
   Baa, a maturity value of at least
   $5 million and a maturity range of
   6-8 years. Of course, past
   performance does not indicate how
   the Fund will perform in the
   future.

                                                                          1 YEAR      5 YEARS       SINCE INCEPTION
 INSTITUTIONAL SHARES(2)                                                                           (10/20/97)
   RETURN BEFORE TAXES                                                     2.71%        5.99%            4.92%
   RETURN AFTER TAXES ON DISTRIBUTIONS                                     2.58%        5.96%            4.86%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES             3.04%        5.69%            4.74%
 LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX
 (REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES)                      3.15%        6.61%            5.66%(3)

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) Since 10/31/97.

RISK/RETURN SUMMARY AND FUND EXPENSES  SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND




                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       INSTITUTIONAL
                                                     (FEES PAID BY YOU DIRECTLY)(1)             SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                                    None
                                                     -----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)         None
                                                     -----------------------------------------------------
                                                     Redemption Fee (on shares sold within
                                                     30 days of purchase)(2)                     2.00%
                                                     ANNUAL FUND OPERATING EXPENSES         INSTITUTIONAL
                                                     (FEES PAID FROM FUND ASSETS)(4)            SHARES

                                                     Management Fee(3)                           0.60%
                                                     -----------------------------------------------------
                                                     Distribution and Service
                                                     (12b-1) Fee                                 0.00%
                                                     -----------------------------------------------------
                                                     Other Expenses                              0.22%
                                                     -----------------------------------------------------
                                                     Total Fund Operating Expenses               0.82%
                                                     -----------------------------------------------------
                                                       Fee Waiver or Expense
                                                       Reimbursement(3)                         -0.15%
                                                     -----------------------------------------------------
                                                     Net Fund Operating Expenses(3)              0.67%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption, regardless of the date of purchase, if you request a wire transfer. This fee is currently being waived.

                                   (3) The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.45% for the period from February 1, 2005 through January 31, 2006.

                                   (4) Expense information in the table has been restated to reflect changes in the contractual amounts of current fees.

   As an investor in the South
   Carolina Intermediate Tax-Free
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

                                               EXPENSE EXAMPLE

                                                     SOUTH CAROLINA
                                                     INTERMEDIATE                1       3       5       10
                                                     TAX-FREE FUND              YEAR   YEARS   YEARS   YEARS
                                                     INSTITUTIONAL SHARES       $68    $247    $440    $1,000

   Use the table at right to
   compare fees and expenses with
   those of other funds. It
   Illustrates the amount of fees
   and expenses you would pay,
   assuming the following:
    - $10,000 investment
    - 5% annual return
    - redemption at the end of
      each period
    - no changes in the Fund's
      operating expenses
   Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

RISK/RETURN SUMMARY AND FUND EXPENSES        VIRGINIA INTERMEDIATE TAX-FREE FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income exempt from federal and
                                          Virginia income taxes consistent with preservation of
                                          capital.



    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in municipal securities of the Commonwealth of Virginia and its political subdivisions that provide income exempt from both Federal
                                          personal income tax and Virginia personal income tax. The
                                          Fund invests in Virginia municipal securities only if they are "investment grade" (rated at the time of purchase in one of the four highest rating categories by an NRSRO, or are
                                          determined by the portfolio manager to be of comparable
                                          quality). The Fund will maintain on average duration of 3.5 to 8 years.



                                          In managing the Fund's portfolio, the manager uses a "top
                                          down" investment management approach focusing on interest
                                          rates and credit quality. The manager sets, and continually adjusts, a target for the interest rate sensitivity of the
                                          Fund's portfolio based on expectations about interest rate movements. The manager then selects securities consistent
                                          with this target based on their individual characteristics.



                                          The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers. The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of
                                          the various securities in which the Fund may invest, please see Additional Investment Strategies and Risks on page 84 or consult the SAI.



    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.



                                          STATE SPECIFIC RISK: By concentrating its investments in
                                          securities issued by Virginia and its political
                                          subdivisions, the Fund may be more vulnerable to unfavorable developments in Virginia than funds that are more
                                          geographically diversified.



                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.



                                          NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a
                                          particular issuer compared with other funds. Accordingly,
                                          the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.



                                          CALL RISK: Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call" -- or repay -- higher-yielding bonds before their stated maturity date. As a result, investors receive their principal back
                                          and are typically forced to reinvest it in bonds that pay
                                          lower interest rates. Rapid changes in call rates can cause bond prices and yields to be volatile.



                                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.



                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.



                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, including the state-specific risk associated with the Fund, please see
                                          Additional Investment Strategies and Risks on page 84 or
                                          consult the SAI.

   RISK/RETURN SUMMARY AND FUND EXPENSES   VIRGINIA INTERMEDIATE TAX-FREE
   FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR INSTITUTIONAL SHARES(1)
                                             (in percents)

2000                                                                             9.88
01                                                                               4.63
02                                                                               9.02
03                                                                               3.53
04                                                                               2.26

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:           3.88%       9/30/02
                                                                         Worst quarter:         -2.03%       6/30/04


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended

                                                    December 31, 2004)(1)
  The chart and table on this page
  show how the Virginia Intermediate
  Tax-Free Fund has performed and how
  its performance has varied from
  year to year. The bar chart gives
  some indication of risk by showing
  changes in the Fund's yearly
  performance to demonstrate that the
  Fund's value varied at different
  times. The table below it compares
  the Fund's performance over time to
  that of the Lehman Brothers 7-Year
  Municipal Bond Index, an unmanaged
  index generally representative of
  the performance of municipal bonds
  with a minimum credit of at least
  Baa, a maturity value of at least
  $5 million and a maturity range of
  6-8 years. Of course, past
  performance does not indicate how
  the Fund will perform in the
  future.

                                                                          1 YEAR       5 YEARS       SINCE INCEPTION
 INSTITUTIONAL SHARES(2)                                                                              (5/17/99)
   RETURN BEFORE TAXES                                                     2.26%        5.82%             4.75%
   RETURN AFTER TAXES ON DISTRIBUTIONS                                     2.23%        5.76%             4.70%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES             2.71%        5.53%             4.60%
 LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX
 (REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES, OR TAXES)                     3.15%        6.61%             5.76%(3)

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) Since 5/31/99.

   RISK/RETURN SUMMARY AND FUND EXPENSES   VIRGINIA INTERMEDIATE TAX-FREE
   FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       INSTITUTIONAL
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                   None
                                                     ----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     ----------------------------------------------------
                                                     Redemption Fee (on shares sold within
                                                     30 days of purchase)(2)                    2.00%
                                                     ANNUAL FUND OPERATING EXPENSES         INSTITUTIONAL
                                                     (FEES PAID FROM FUND ASSETS)(4)           SHARES

                                                     Management Fee(3)                          0.60%
                                                     ----------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee                                0.00%
                                                     ----------------------------------------------------

                                                     Other Expenses                             0.18%
                                                     ----------------------------------------------------

                                                     Total Fund Operating Expenses              0.78%
                                                     ----------------------------------------------------

                                                       Fee Waiver or Expense
                                                       Reimbursement(3)                        -0.15%
                                                     ----------------------------------------------------

                                                     Net Fund Operating Expenses(3)             0.63%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption, regardless of the date of purchase, if you request a wire transfer. This fee is currently being waived.

                                   (3) The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.45% for the period from February 1, 2005 through January 31, 2006.

                                   (4) Expense information in the table has been restated to reflect changes in the contractual amounts of current fees.
  As an investor in the Virginia
  Intermediate Tax-Free Fund, you
  will pay the following fees and
  expenses when you buy and hold
  shares. Shareholder transaction
  fees are paid from your
  account. Annual Fund operating
  expenses are paid out of Fund
  assets, and are reflected in
  the share price.

                                               EXPENSE EXAMPLE

                                                     VIRGINIA INTERMEDIATE       1       3       5       10
                                                     TAX-FREE FUND              YEAR   YEARS   YEARS   YEARS
                                                     INSTITUTIONAL SHARES       $64    $234    $419    $  952

  Use the table at right to
  compare fees and expenses with
  those of other funds. It
  illustrates the amount of fees
  and expenses you would pay,
  assuming the following:

  - $10,000 Investment

  - 5% Annual Return

  - redemption at the end of each
    period

  - no changes in the Fund's
    operating expenses

  Because this example is
  hypothetical and for comparison
  only, your actual costs will be
  different.

   RISK/RETURN SUMMARY AND FUND EXPENSES       WEST VIRGINIA INTERMEDIATE
   TAX-FREE FUND




                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income exempt from federal and West
                                          Virginia income taxes consistent with preservation of
                                          capital.



    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in municipal securities of West Virginia and its political subdivisions that provide income exempt from both federal personal income tax and West Virginia personal income tax. The Fund invests in West Virginia municipal securities only if they are
                                          "investment grade" (rated at the time of purchase in one of the four highest rating categories by an NRSRO, or are
                                          determined by the portfolio manager to be of comparable
                                          quality). The Fund will maintain an average duration of 3.5 to 8 years.



                                          In managing the Fund's portfolio, the manager uses a "top
                                          down" investment management approach focusing on interest
                                          rates and credit quality. The manager sets, and continually adjusts, a target for the interest rate sensitivity of the
                                          Fund's portfolio based on expectations about interest rate movements. The manager then selects securities consistent
                                          with this target based on their individual characteristics.



                                          The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers. The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of
                                          the various securities in which the Fund may invest, please see Additional Investment Strategies and Risks on page 84 or consult the SAI.



    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.



                                          STATE SPECIFIC RISK: By concentrating its investments in
                                          securities issued by West Virginia and its political
                                          subdivisions, the Fund may be more vulnerable to unfavorable developments in West Virginia than funds that are more
                                          geographically diversified.



                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.



                                          NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a
                                          particular issuer compared with other funds. Accordingly,
                                          the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.



                                          CALL RISK: Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call" -- or repay -- higher-yielding bonds before their stated maturity date. As a result, investors receive their principal back
                                          and are typically forced to reinvest it in bonds that pay
                                          lower interest rates. Rapid changes in call rates can cause bond prices and yields to be volatile.



                                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.



                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.



                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, including the state-specific risk associated with the Fund, please see
                                          Additional Investment Strategies and Risks on page 84 or
                                          consult the SAI.

RISK/RETURN SUMMARY AND FUND EXPENSES   WEST VIRGINIA INTERMEDIATE TAX-FREE FUND




                                         PERFORMANCE BAR CHART AND TABLE
                                         YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
                                         FOR INSTITUTIONAL SHARES(1),(2)

                                         (in percents)

1995                                                                             16.03
96                                                                                3.65
97                                                                                8.93
98                                                                                5.35
99                                                                               -3.27
2000                                                                             11.62
01                                                                                4.03
02                                                                                9.14
03                                                                                4.13
04                                                                                2.55

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:           6.70%      3/31/95
                                                                         Worst quarter:         -1.98%      6/30/04



                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2004)(1),(2)
   The chart and table on this page
   show how the West Virginia
   Intermediate Tax-Free Fund has
   performed and how its performance
   has varied from year to year. The
   bar chart gives some indication of
   risk by showing changes in the
   Fund's yearly performance to
   demonstrate that the Fund's value
   varied at different times. The
   table below it compares the Fund's
   performance over time to that of
   the Lehman Brothers 7-Year
   Municipal Bond Index, an unmanaged
   index generally representative of
   the performance of municipal bonds
   with a minimum credit of at least
   Baa, a maturity value of at least
   $5 million and a maturity range of
   6-8 years. Of course, past
   performance does not indicate how
   the Fund will perform in the
   future.

                                                                     1 YEAR       5 YEARS       10 YEARS       SINCE INCEPTION
                                                                     -----------------------------------------------------------
 INSTITUTIONAL SHARES(3)                                                                                       (12/1/93)
                                                                     -----------------------------------------------------------
   RETURN BEFORE TAXES                                                2.55%        6.25%          6.10%             5.14%
                                                                     -----------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS                                2.44%        6.08%          5.93%             4.99%
                                                                     -----------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES        3.07%        5.91%          5.85%             4.99%
--------------------------------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX
 (REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES)                 3.15%        6.61%          6.48%             5.60%(4)
--------------------------------------------------------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30 day yield, call 1-800-228-1872.

(2) Performance data includes the performance of the OVB West Virginia Tax-Exempt Income Portfolio for the period prior to its consolidation with the BB&T West Virginia Intermediate Tax-Free Fund on July 23, 2001.

(3) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(4) Since 11/30/93.

RISK/RETURN SUMMARY AND FUND EXPENSES   WEST VIRGINIA INTERMEDIATE TAX-FREE FUND




                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       INSTITUTIONAL
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                                   None
                                                     ----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     ----------------------------------------------------
                                                     Redemption Fee (on shares sold within
                                                     30 days of purchase)(2)                    2.00%



                                                     ANNUAL FUND OPERATING EXPENSES         INSTITUTIONAL
                                                     (FEES PAID FROM FUND ASSETS)(3)           SHARES

                                                     Management Fee                             0.45%
                                                     ----------------------------------------------------
                                                     Distribution and Service (12b-1) Fee       0.00%
                                                     ----------------------------------------------------
                                                     Other Expenses                             0.19%
                                                     ----------------------------------------------------
                                                     Total Fund Operating Expenses              0.64%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption, regardless of the date of purchase, if you request a wire transfer. This fee is currently being waived.

                                   (3) Expense information in the table has been restated to reflect changes in the contractual amounts of current fees.

   As an investor in the West
   Virginia Intermediate Tax-Free
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

                                               EXPENSE EXAMPLE

                                                     WEST VIRGINIA               1       3       5      10
                                                     INTERMEDIATE TAX-FREE      YEAR   YEARS   YEARS   YEARS
                                                     FUND                       ----   -----   -----   -----
                                                     INSTITUTIONAL SHARES       $65    $205    $357    $798

   Use the table at right to
   compare fees and expenses with
   those of other Funds. It
   illustrates the amount of fees
   and expenses you would pay,
   assuming the following:

    - $10,000 investment
    - 5% annual return
    - redemption at the end of
      each period
    - no changes in the Fund's
      operating expenses

   Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES                         OVERVIEW


                          MONEY MARKET FUNDS

                                          These Funds seek current income with liquidity and stability of principal by investing primarily in short-term debt
                                          securities. The Funds seek to maintain a stable price of
                                          $1.00 per share.

    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                            - seeking preservation of capital
                                            - investing short-term reserves
                                            - willing to accept lower potential returns in exchange
                                              for a higher degree of safety
                                          These Funds may not be appropriate if you are:
                                            - seeking high total return
                                            - pursuing a long-term goal or investing for retirement

   RISK/RETURN SUMMARY AND FUND EXPENSES          PRIME MONEY MARKET FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests only in U.S.
                                          dollar-denominated, "high-quality" short-term debt securities, including the following:

                                          -    Obligations issued or supported by the credit of U.S. or
                                               foreign banks or savings institutions with total assets in excess of $1 billion (including obligations of foreign
                                               branches of such banks);
                                          -    "High quality" commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other
                                               issuers including corporate debt securities that the issuer or a third party, such as a dealer or bank, must repay upon demand;
                                          -    Asset-backed securities;
                                          -    Securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or
                                               instrumentalities and related custodial receipts;
                                          -    Securities issued or guaranteed by foreign governments or
                                               their political subdivisions, agencies or instrumentalities;
                                          -    Funding agreements issued by highly-rated U.S. insurance
                                               companies;
                                          -    Securities issued or guaranteed by state or local government bodies; and
                                          -    Repurchase agreements relating to the above instruments.

                                          "High-quality" debt securities are those obligations which, at the time of purchase, (i) possess one of the two highest
                                          short-term ratings from at least two NRSROs (for example,
                                          commercial paper rated "A-1" or "A-2" by Standard & Poor's
                                          Corporation and "P-1" or "P-2" by Moody's Investors Service,
                                          Inc.); or (ii) are single rated and have received one of the two highest short-term ratings by an NRSRO; or (iii) if unrated, are determined by the Sub-Adviser to be of comparable quality.

                                          When selecting securities for the Fund's portfolio, the manager first considers safety of principal and the quality of an
                                          investment. The manager then focuses on generating a high level of income. The manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the manager believes to be the best relative values.

                                          The Fund will maintain an average weighted portfolio maturity of
                                          90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.
                                          For a more complete description of the securities in which the
                                          Fund may invest, please see Additional Investment Strategies and
                                          Risks on page 84 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risk:

                                          INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Interest rate risk is generally high for longer-term debt securities and low for shorter-term debt securities.

                                          CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security's rating, the greater its credit risk.

                                          PREPAYMENT/CALL RISK: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be
                                          "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call" -- or
                                          repay -- higher-yielding bonds before their stated maturity date.
                                          In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

                                          FOREIGN INVESTMENT RISK: Foreign securities make risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors,
                                          including currency fluctuations and social, economic or political instability.

                                          For more information about this risk, please see Additional
                                          Investment Strategies and Risks on page 84.

                                          AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF
                                          BRANCH BANKING AND TRUST COMPANY, BB&T CORPORATION, THEIR
                                          AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY
                                          THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
                                          AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR
                                          INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY
                                          INVESTING IN THE FUND.

   RISK/RETURN SUMMARY AND FUND EXPENSES          PRIME MONEY MARKET FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR INSTITUTIONAL SHARES(1)

                                             (in percents)

1998                                                                             5.14
99                                                                               4.75
2000                                                                             6.00
01                                                                               3.80
02                                                                               1.38
03                                                                               0.72
04                                                                               0.93

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:          1.56%      12/31/00
                                                                         Worst quarter:         0.15%       6/30/04



                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2004)(1)
   The chart and table on this page
   show how the Prime Money Market
   Fund has performed and how its
   performance has varied from year
   to year. The bar chart gives some
   indication of risk by showing
   changes in the Fund's yearly
   performance to demonstrate that
   the Fund's value varied at
   different times. The table below
   it shows the Fund's performance
   over time. Of course, past
   performance does not indicate how
   the Fund will perform in the
   future.

                                                                                                    SINCE INCEPTION
                                                                          1 YEAR      5 YEARS          (10/1/97)
                                                                          -------------------------------------------
   INSTITUTIONAL SHARES                                                   0.93%        2.55%             3.30%
---------------------------------------------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

As of December 31, 2004, the Fund's 7-day yield for Institutional Shares was 1.74%. Without fee waivers and expense reimbursements, the Fund's yield would have been 1.54% for this time period. For current yield information on the Fund, call 1-800-228-1872. The Fund's yield appears in The Wall Street Journal each Thursday.

   RISK/RETURN SUMMARY AND FUND EXPENSES          PRIME MONEY MARKET FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       INSTITUTIONAL
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                   None
                                                     ----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     ----------------------------------------------------
                                                     Redemption Fee(2)                             0%
                                                     ANNUAL FUND OPERATING EXPENSES         INSTITUTIONAL
                                                     (FEES PAID FROM FUND ASSETS)(4)           SHARES
                                                     Management Fee(3)                          0.40%
                                                     ----------------------------------------------------
                                                     Distribution and Service
                                                     (12b-1) Fee                                0.00%
                                                     ----------------------------------------------------
                                                     Other Expenses                             0.18%
                                                     ----------------------------------------------------
                                                     Total Fund Operating Expenses              0.58%
                                                     ----------------------------------------------------
                                                       Fee Waiver or Expense
                                                       Reimbursement(3)                        -0.11%
                                                     ----------------------------------------------------
                                                     Net Fund Operating Expenses(3)             0.47%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (3) The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.29% for the period from February 1, 2005 through January 31, 2006.

                                   (4) Expense information in the table has been restated to reflect changes in the contractual amounts of current fees.

  As an investor in the Prime
  Money Market Fund, you will pay
  the following fees and expenses
  when you buy and hold shares.
  Shareholder transaction fees
  are paid from your account.
  Annual Fund operating expenses
  are paid out of Fund assets,
  and are reflected in the share
  price.

                                               EXPENSE EXAMPLE

                                                     PRIME MONEY MARKET          1       3       5      10
                                                     FUND                       YEAR   YEARS   YEARS   YEARS
                                                     INSTITUTIONAL SHARES       $48    $175    $313    $715

  Use the table at right to
  compare fees and expenses with
  those of other funds. It
  illustrates the amount of fees
  and expenses you would pay,
  assuming the following:

  - $10,000 Investment

  - 5% Annual Return

  - redemption at the end of each
    period

  - no changes in the Fund's
    operating expenses

  Because this example is
  hypothetical and for comparison
  only, your actual costs will be
  different.

   RISK/RETURN SUMMARY AND FUND EXPENSES  U.S. TREASURY MONEY MARKET FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income with liquidity and stability of principal by investing exclusively in short-term United
                                          States dollar-denominated obligations issued or guaranteed by the U.S. Treasury, some of which may be subject to
                                          repurchase agreements.




    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests exclusively in
                                          short-term U.S. dollar-denominated obligations issued by the
                                          U.S. Treasury ("U.S. Treasury Securities"), and repurchase agreements collateralized by U.S. Treasury Securities.
                                          Obligations purchased by the Fund are limited to U.S.
                                          dollar-denominated obligations which the Board of Trustees has determined present minimal credit risks.



                                          In managing the Fund, the portfolio manager focuses on
                                          generating a high level of income. The manager generally
                                          evaluates investments based on interest rate sensitivity
                                          selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the manager
                                          believes to be the best relative values. Generally, the
                                          portfolio manager buys and holds securities until their
                                          maturity.



                                          The Fund will maintain an average weighted portfolio
                                          maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.



                                          For a more complete description of the securities in which the Fund may invest, please see Additional Investment
                                          Strategies and Risks on page 84 or consult the SAI.




    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risk:



                                          INTEREST RATE RISK: The possibility that the Fund's yield
                                          will decrease due to a decrease in interest rates or that
                                          the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term debt securities and low for
                                          shorter-term debt securities.



                                          For more information about this risk, please see Additional
                                          Investment Strategies and Risks on page 84.



                                          AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION
                                          OF BRANCH BANKING AND TRUST COMPANY, BB&T CORPORATION, THEIR
                                          AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED
                                          BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
                                          GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
                                          VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO
                                          LOSE MONEY BY INVESTING IN THE FUND.

RISK/RETURN SUMMARY AND FUND EXPENSES            U.S. TREASURY MONEY MARKET FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR INSTITUTIONAL SHARES(1)

                                             (in percents)

1995                                                                             5.20
96                                                                               4.65
97                                                                               4.79
98                                                                               4.85
99                                                                               4.41
2000                                                                             5.66
01                                                                               3.54
02                                                                               1.19
03                                                                               0.52
04                                                                               0.79

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:          1.48%      12/31/00
                                                                         Worst quarter:         0.10%      12/31/03



                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2004)(1)
   The chart and table on this page
   show how the U.S. Treasury Money
   Market Fund has performed and how
   its performance has varied from
   year to year. The bar chart gives
   some indication of risk by showing
   changes in the Fund's yearly
   performance to demonstrate that
   the Fund's value varied at
   different times. The table below
   it shows the Fund's performance
   over time. Of course, past
   performance does not indicate how
   the Fund will perform in the
   future.

                                                                                                              SINCE INCEPTION
                                                                         1 YEAR     5 YEARS     10 YEARS         (10/5/92)
                                                                         ------------------------------------------------------
   INSTITUTIONAL SHARES                                                   0.79%       2.32%       3.54%            3.45%
-------------------------------------------------------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

    As of December 31, 2004, the Fund's 7-day yield for Institutional Shares was 1.49%. Without fee waivers and expense reimbursements, the Fund's yield would have been 1.27% for this time period. For current yield information on the Fund, call 1-800-228-1872. The Fund's yield appears in The Wall Street Journal each Thursday.

RISK/RETURN SUMMARY AND FUND EXPENSES            U.S. TREASURY MONEY MARKET FUND




                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       INSTITUTIONAL
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                                   None
                                                     ----------------------------------------------------

                                                     Maximum Deferred Sales Charge (load)        None
                                                     ----------------------------------------------------
                                                     Redemption Fee(2)                             0%
                                                     ANNUAL FUND OPERATING EXPENSES         INSTITUTIONAL
                                                     (FEES PAID FROM FUND ASSETS)(4)           SHARES

                                                     Management Fee(3)                          0.40%
                                                     ----------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee                                0.00%
                                                     ----------------------------------------------------

                                                     Other Expenses                             0.19%
                                                     ----------------------------------------------------

                                                     Total Fund Operating Expenses              0.59%
                                                     ----------------------------------------------------

                                                       Fee Waiver or Expense
                                                       Reimbursement(3)                        -0.12%
                                                     ----------------------------------------------------

                                                     Net Fund Operating Expenses(3)             0.47%

                                   (1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (3) The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.28% for the period from February 1, 2005 through January 31, 2006.

                                   (4) Expense information in the table has been restated to reflect changes in the contractual amounts of current fees.

   As an investor in the U.S.
   Treasury Money Market Fund,
   you will pay the following
   fees and expenses when you buy
   and hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

                                               EXPENSE EXAMPLE

                                                     U.S. TREASURY MONEY         1       3       5      10
                                                     MARKET FUND                YEAR   YEARS   YEARS   YEARS
                                                     INSTITUTIONAL SHARES       $48    $177    $317    $726

   Use the table at right to
   compare fees and expenses with
   those of other funds. It
   illustrates the amount of fees
   and expenses you would pay,
   assuming the following:
    - $10,000 investment
    - 5% annual return
    - redemption at the end of
      each period
    - no changes in the Fund's
      operating expenses
   Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

RISK/RETURN SUMMARY AND FUND EXPENSES                                   OVERVIEW


                          FUNDS OF FUNDS

                                          These Funds invest substantially all of their assets in
                                          Institutional shares of the BB&T Funds described earlier in this prospectus.



    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:



                                            - seeking to spread your investment among many different
                                               mutual funds that match your goals in one simple
                                               package



                                            - seeking investment professionals to select and maintain
                                               a portfolio of mutual funds for you



                                            - seeking the benefits of asset allocation and multiple
                                               levels of risk reducing diversification



                                          This Fund may not be appropriate if you are:



                                            - pursuing a short-term goal or investing emergency
                                              reserves



                                            - uncomfortable with an investment that will fluctuate in
                                              value




RISK/RETURN SUMMARY AND FUND EXPENSES   CAPITAL MANAGER CONSERVATIVE GROWTH FUND




    INVESTMENT OBJECTIVE                  The Fund seeks capital appreciation and income by investing primarily in a group of diversified BB&T Funds which invest primarily in equity and fixed income securities.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund allocates its assets among the
                                          Underlying Funds (listed below) within predetermined
                                          strategy ranges set forth below. The portfolio manager will make allocation decisions according to his outlook for the economy, financial markets and relative market valuation of the Underlying Funds.



                                          The Fund will invest 25% to 55% of its total assets in
                                          Underlying Funds which invest primarily in equity
                                          securities, 45% to 75% of its total assets in Underlying
                                          Funds which invest primarily in fixed income securities and up to 20% of its total assets in Underlying Funds which are money market funds. The Fund will invest its assets in the following Underlying Funds within the strategy ranges
                                          (expressed as a percentage of the Fund's total assets)
                                          indicated below:


                                                                                                   INVESTMENT RANGE
                                       UNDERLYING FUND                                        (PERCENTAGE OF FUND ASSETS)
                                       ----------------------------------------------------------------------------------
                                       STOCK FUNDS
                                       Large Company Value Fund                                    0%-55%
                                       Large Company Growth Fund                                   0%-55%
                                       Mid Cap Value Fund                                          0%-30%
                                       Mid Cap Growth Fund                                         0%-30%
                                       Small Company Value Fund                                    0%-30%
                                       Small Company Growth Fund                                   0%-30%
                                       International Equity Fund                                   0%-30%

                                       BOND FUNDS
                                       Short U.S. Government Fund                                  0%-75%
                                       Intermediate U.S. Government Fund                           0%-75%
                                       Total Return Bond Fund*                                     0%-75%

                                       MONEY MARKET FUNDS
                                       Prime Money Market Fund                                     0%-20%
                                       U.S. Treasury Money Market Fund                             0%-20%



                                          The Underlying Funds are described earlier in this
                                          Prospectus.



                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and
                                          Risks on page 84 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:



                                          INVESTING IN MUTUAL FUNDS: The Fund's investments are
                                          concentrated in the Underlying Funds, so the Fund's
                                          investment performance is directly related to the
                                          performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the
                                          Underlying Funds, the Fund does not have the same
                                          flexibility to invest as a mutual fund without these
                                          constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in
                                          the share prices of the Underlying Funds' holdings.




                                          * Prior to June 1, 2005, the BB&T Total Return Bond Fund was
                                          known as the BB&T Intermediate Corporate Bond Fund.

RISK/RETURN SUMMARY AND FUND EXPENSES   CAPITAL MANAGER CONSERVATIVE GROWTH FUND


                                          FIXED INCOME FUNDS: The Fund invests in Underlying Funds
                                          that invest primarily in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the
                                          issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded.

                                          EQUITY FUNDS: The Fund also invests in Underlying Funds that invest primarily in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers'
                                          value, and such fluctuations can be pronounced. Equity Funds may also be subject to investment style risk which is the
                                          risk that the particular market segment on which a Fund
                                          focuses will underperform other kinds of investments.



                                          FOREIGN INVESTMENT RISK: Foreign securities involve risks
                                          not typically associated with investing in U.S. securities.
                                          Foreign securities may be adversely affected by myriad
                                          factors, including currency fluctuations and social,
                                          economic or political instability.



                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 84.

RISK/RETURN SUMMARY AND FUND EXPENSES   CAPITAL MANAGER CONSERVATIVE GROWTH FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR INSTITUTIONAL SHARES(1)

                                             (in percents)

1998                                                                             11.07
99                                                                                6.28
2000                                                                              3.41
01                                                                               -3.15
02                                                                               -6.39
03                                                                               12.78
04                                                                                6.56

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:            7.76%      12/31/98
                                                                         Worst quarter:          -5.60%       9/30/02



                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2004)(1)
   The chart and table on this page
   shows how the Capital Manager
   Conservative Growth Fund has
   performed and how its performance
   has varied from year to year. The
   bar chart gives some indication of
   risk by showing changes in the
   Fund's yearly performance to
   demonstrate that the Fund's value
   varied at different times. The
   table below it compares the Fund's
   performance over time to that of
   the S&P 500(R) Index, a widely
   recognized, unmanaged index of
   common stocks, and the Lehman
   Brothers Intermediate Government
   Bond Index, an unmanaged index
   representative of the total return
   of government bonds with
   maturities of less than 10 years.
   Of course, past performance does
   not indicate how the Fund will
   perform in the future.

                                                                          1 YEAR       5 YEARS       SINCE INCEPTION
                                                                         ---------------------------------------------
 INSTITUTIONAL SHARES(2)                                                                              (10/2/97)
                                                                         ---------------------------------------------
   RETURN BEFORE TAXES                                                     6.56%        2.41%             4.14%
                                                                         ---------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS                                     5.92%        1.13%             2.72%
                                                                         ---------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES             4.33%        1.37%             2.77%
----------------------------------------------------------------------------------------------------------------------
 S&P 500(R) INDEX
 (reflects no deductions for fees, expenses, or taxes)                    10.87%       -2.30%             5.01%(3)
----------------------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX
 (reflects no deductions for fees, expenses, or taxes)                     2.33%        6.57%             6.06%(3)
----------------------------------------------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) Since 9/30/97.

RISK/RETURN SUMMARY AND FUND EXPENSES   CAPITAL MANAGER CONSERVATIVE GROWTH FUND




                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       INSTITUTIONAL
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                   None
                                                     ----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     ----------------------------------------------------
                                                     Redemption Fee (on shares sold within
                                                     30 days of purchase)(2)                    2.00%
                                                     ANNUAL FUND OPERATING EXPENSES         INSTITUTIONAL
                                                     (FEES PAID FROM FUND ASSETS)(5)           SHARES
                                                     Management Fee(3)                          0.25%
                                                     ----------------------------------------------------
                                                     Distribution and Service
                                                     (12b-1) Fee                                0.00%
                                                     ----------------------------------------------------
                                                     Other Expenses(3)                          0.21%
                                                     ----------------------------------------------------
                                                     Total Fund Operating Expenses(3,4)         0.46%
                                                     ----------------------------------------------------
                                                       Fee Waiver or Expense
                                                       Reimbursement(3)                        -0.25%
                                                     ----------------------------------------------------
                                                     Net Fund Operating Expenses(3,4)           0.21%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption, regardless of the date of purchase, if you request a wire transfer. This fee is currently being waived.

                                   (3) The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% for the period from February 1, 2005 through January 31, 2006. For the current fiscal year, total actual operating expenses are expected to be less than the amount shown above because of voluntary additional fee waivers or expense reimbursements. With these fee waivers or reimbursements, the Fund's total actual operating expenses for the Institutional Shares are expected to be 0.09%. These voluntary fee waivers or expense reimbursement arrangements may be discontinued at any time.

                                   (4) In addition to the expenses shown above, if you buy and hold shares of the Fund you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the weighted average expense ratio after all waivers and reimbursements is expected to be 0.88%, after contractual expense waivers and reimbursements 1.00%, and prior to any expense waivers and reimbursements 1.36%.

                                   (5) Expense information in the table has been restated to reflect changes in the contractual amounts of current fees.

   As an investor in the Capital
   Manager Conservative Growth
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

                                               EXPENSE EXAMPLE

                                                          CAPITAL MANAGER
                                                           CONSERVATIVE            1       3       5      10
                                                            GROWTH FUND           YEAR   YEARS   YEARS   YEARS
                                                     INSTITUTIONAL SHARES         $22    $122    $233    $555

   Use the table at right to
   compare fees and expenses with
   those of other funds. It
   illustrates the amount of fees
   and expenses you would pay,
   assuming the following:
    - $10,000 investment
    - 5% annual return
    - redemption at the end of
      each period
    - no changes in the fund's
      operating expenses
   Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

RISK/RETURN SUMMARY AND FUND EXPENSES       CAPITAL MANAGER MODERATE GROWTH FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks capital appreciation and secondarily income by investing primarily in a group of diversified BB&T Funds which invest primarily in equity and fixed income
                                          securities.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund allocates its assets among the
                                          Underlying Funds (listed below) within predetermined
                                          strategy ranges set forth below. The portfolio manager will make allocation decisions according to his outlook for the economy, financial markets and relative market valuation of the Underlying Funds.

                                          The Fund will invest 45% to 75% of its total assets in
                                          Underlying Funds which invest primarily in equity
                                          securities, 25% to 55% of its total assets in Underlying
                                          Funds which invest primarily in fixed income securities and up to 15% of its total assets in Underlying Funds which are money market funds. The Fund will invest its assets in the following Underlying Funds within the strategy ranges
                                          (expressed as a percentage of the Fund's total assets)
                                          indicated below:


                                                                                                 INVESTMENT RANGE
                                       UNDERLYING FUND                                      (PERCENTAGE OF FUND ASSETS)
                                       --------------------------------------------------------------------------------
                                       STOCK FUNDS
                                       Large Company Value Fund                                       0%-75%
                                       Large Company Growth Fund                                      0%-75%
                                       Mid Cap Value Fund                                             0%-50%
                                       Mid Cap Growth Fund                                            0%-50%
                                       Small Company Value Fund                                       0%-50%
                                       Small Company Growth Fund                                      0%-50%
                                       International Equity Fund                                      0%-50%
                                       BOND FUNDS
                                       Short U.S. Government Fund                                     0%-55%
                                       Intermediate U.S. Government Fund                              0%-55%
                                       Total Return Bond Fund*                                        0%-55%
                                       MONEY MARKET FUNDS
                                       Prime Money Market Fund                                        0%-15%
                                       U.S. Treasury Money Market Fund                                0%-15%



                                          The Underlying Funds are described earlier in this
                                          Prospectus.



                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and
                                          Risks on page 84 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          INVESTING IN MUTUAL FUNDS: The Fund's investments are
                                          concentrated in the Underlying Funds, so the Fund's
                                          investment performance is directly related to the
                                          performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the
                                          Underlying Funds, the Fund does not have the same
                                          flexibility to invest as a mutual fund without these
                                          constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in
                                          the share prices of the Underlying Funds' holdings.
                                          * Prior to June 1, 2005, the BB&T Total Return Bond Fund was
                                          known as the BB&T Intermediate Corporate Bond Fund.

RISK/RETURN SUMMARY AND FUND EXPENSES       CAPITAL MANAGER MODERATE GROWTH FUND


                                          EQUITY FUNDS: The Fund invests in Underlying Funds that
                                          invest primarily in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers'
                                          value, and such fluctuations can be pronounced. Equity Funds may also be subject to investment style risk which is the
                                          risk that the particular market segment on which a Fund
                                          focuses will underperform other kinds of investments.

                                          FIXED INCOME FUNDS: The Fund also invests in Underlying
                                          Funds that invest primarily in fixed income securities,
                                          which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility
                                          that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the
                                          security will have its credit rating downgraded.

                                          FOREIGN INVESTMENT RISK: Foreign securities involve risks
                                          not typically associated with investing in U.S. securities.
                                          Foreign securities may be adversely affected by myriad
                                          factors, including currency fluctuations and social,
                                          economic or political instability.

                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 84.

RISK/RETURN SUMMARY AND FUND EXPENSES       CAPITAL MANAGER MODERATE GROWTH FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR INSTITUTIONAL SHARES(1)

                                             (in percents)

1998                                                                             12.48
99                                                                               10.61
2000                                                                              0.28
01                                                                               -6.98
02                                                                              -12.92
03                                                                               18.09
04                                                                                8.76

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:           11.74%      12/31/98
                                                                         Worst quarter:         -10.39%       9/30/02



                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2004)(1)
   The chart and table on this page
   shows how the Capital Manager
   Moderate Growth Fund has performed
   and how its performance has varied
   from year to year. The bar chart
   gives some indication or risk by
   showing changes in the Fund's
   yearly performance to demonstrate
   that the Fund's value varied at
   different times. The table below
   it compares the Fund's performance
   over time to that of the S&P
   500(R) Index, a widely recognized,
   unmanaged index of common stocks,
   and the Lehman Brothers
   Intermediate Government Bond
   Index, an unmanaged index
   representative of the total return
   of government bonds with
   maturities of less than 10 years.
   Of course, past performance does
   not indicate how the Fund will
   perform in the future.

                                                                          1 YEAR       5 YEARS       SINCE INCEPTION
                                                                         ---------------------------------------------
 INSTITUTIONAL SHARES(2)                                                                             (10/2/97)
                                                                         ---------------------------------------------
   RETURN BEFORE TAXES                                                      8.76%        0.85%            3.67%
                                                                         ---------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS                                      8.49%       -0.19%            2.48%
                                                                         ---------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES              5.85%        0.24%            2.56%
----------------------------------------------------------------------------------------------------------------------
 S&P 500(R) INDEX
 (reflects no deductions for fees, expenses, or taxes)                     10.87%       -2.30%            5.01%(3)
----------------------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX
 (reflects no deductions for fees, expenses, or taxes)                      2.33%        6.57%            6.06%(3)
----------------------------------------------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) Since 9/30/97.

RISK/RETURN SUMMARY AND FUND EXPENSES       CAPITAL MANAGER MODERATE GROWTH FUND




                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       INSTITUTIONAL
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                   None
                                                     ----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     ----------------------------------------------------
                                                     Redemption Fee (on shares sold within
                                                     30 days of purchase)(2)                    2.00%
                                                     ANNUAL FUND OPERATING EXPENSES         INSTITUTIONAL
                                                     (FEES PAID FROM FUND ASSETS)(5)           SHARES
                                                     Management Fee(3)                          0.25%
                                                     ----------------------------------------------------
                                                     Distribution and Service (12b-1) Fee       0.00%
                                                     ----------------------------------------------------
                                                     Other Expenses(3)                          0.25%
                                                     ----------------------------------------------------
                                                     Total Fund Operating Expenses(3,4)         0.50%
                                                     ----------------------------------------------------
                                                       Fee Waiver or Expense
                                                       Reimbursement(3)                        -0.25%
                                                     ----------------------------------------------------
                                                     Net Fund Operating Expenses(3,4)           0.25%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption, regardless of the date of purchase, if you request a wire transfer. This fee is currently being waived.

                                   (3) The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% for the period from February 1, 2005 through January 31, 2006. For the current fiscal year, total actual operating expenses are expected to be less than the amount shown above because of voluntary additional fee waivers or expense reimbursements. With these fee waivers or reimbursements, the Fund's total actual operating expenses for the Institutional Shares are expected to be 0.13%. These voluntary fee waivers or expense reimbursement arrangements may be discontinued at any time.

                                   (4) In addition to the expenses shown above, if you buy and hold shares of the Fund you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the weighted average expense ratio after all waivers and reimbursements is expected to be 0.98%, after contractual expense waivers and reimbursements 1.10%, and prior to any expense waivers and reimbursements 1.46%.

                                   (5) Expense information in the table has been restated to reflect changes in the contractual amounts of current fees.

   As an investor in the Capital
   Manager Moderate Growth Fund,
   you will pay the following
   fees and expenses when you buy
   and hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

                                               EXPENSE EXAMPLE

                                                     CAPITAL MANAGER                1       3       5      10
                                                     MODERATE GROWTH FUND         YEAR   YEARS   YEARS   YEARS

                                                     INSTITUTIONAL SHARES         $26    $135    $255    $604

   Use the table at right to
   compare fees and expenses with
   those of other funds. It
   illustrates the amount of fees
   and expenses you would pay,
   assuming the following:
    - $10,000 investment
    - 5% annual return
    - redemption at the end of
      each period
    - no changes in the Fund's
      operating expenses
   Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES      CAPITAL MANAGER GROWTH FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks capital appreciation by investing primarily in a group of diversified BB&T Funds which invest primarily in equity securities.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund allocates its assets among the
                                          Underlying Funds (listed below) within predetermined
                                          strategy ranges set forth below. The portfolio manager will make allocation decisions according to his outlook for the economy, financial markets and relative market valuation of the Underlying Funds.

                                          The Fund will invest 60% to 90% of its total assets in
                                          Underlying Funds which invest primarily in equity
                                          securities, 10% to 40% of its total assets in Underlying
                                          Funds which invest primarily in fixed income securities and up to 10% of its total assets in Underlying Funds which are money market funds. The Fund will invest its assets in the following Underlying Funds within the strategy ranges
                                          (expressed as a percentage of the Fund's total assets)
                                          indicated below:


                                                                                                 INVESTMENT RANGE
                                       UNDERLYING FUND                                      (PERCENTAGE OF FUND ASSETS)
                                       --------------------------------------------------------------------------------
                                       STOCK FUNDS
                                       Large Company Value Fund                                       0%-90%
                                       Large Company Growth Fund                                      0%-90%
                                       Mid Cap Value Fund                                             0%-65%
                                       Mid Cap Growth Fund                                            0%-65%
                                       Small Company Value Fund                                       0%-65%
                                       Small Company Growth Fund                                      0%-65%
                                       International Equity Fund                                      0%-65%
                                       BOND FUNDS
                                       Short U.S. Government Fund                                     0%-40%
                                       Intermediate U.S. Government Fund                              0%-40%
                                       Total Return Bond Fund*                                        0%-40%
                                       MONEY MARKET FUNDS
                                       Prime Money Market Fund                                        0%-10%
                                       U.S. Treasury Money Market Fund                                0%-10%


                                          The Underlying Funds are described earlier in this
                                          Prospectus.

                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and
                                          Risks on page 84 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:



                                          INVESTING IN MUTUAL FUNDS: The Fund's investments are
                                          concentrated in the Underlying Funds, so the Fund's
                                          investment performance is directly related to the
                                          performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the
                                          Underlying Funds, the Fund does not have the same
                                          flexibility to invest as a mutual fund without these
                                          constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in
                                          the share prices of the Underlying Funds' holdings.


  * Prior to June 1, 2005, the BB&T Total Return Bond Fund was known as the BB&T Intermediate Corporate Bond Fund.

   RISK/RETURN SUMMARY AND FUND EXPENSES      CAPITAL MANAGER GROWTH FUND


                                          EQUITY FUNDS: The Fund invests in Underlying Funds that
                                          invest primarily in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers'
                                          value, and such fluctuations can be pronounced. Equity Funds may also be subject to investment style risk which is the
                                          risk that the particular market segment on which a Fund
                                          focuses will underperform other kinds of investments.

                                          FIXED INCOME FUNDS: The Fund also invests in Underlying
                                          Funds that invest primarily in fixed income securities,
                                          which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility
                                          that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the
                                          security will have its credit rating downgraded.

                                          FOREIGN INVESTMENT RISK: Foreign securities involve risks
                                          not typically associated with investing in U.S. securities.
                                          Foreign securities may be adversely affected by myriad
                                          factors, including currency fluctuations and social,
                                          economic or political instability.

                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 84.

RISK/RETURN SUMMARY AND FUND EXPENSES                CAPITAL MANAGER GROWTH FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR INSTITUTIONAL SHARES(1)

                                             (in percents)

1998                                                                             13.43
99                                                                               14.14
2000                                                                             -1.66
01                                                                              -11.41
02                                                                              -17.85
03                                                                               21.80
04                                                                               10.25

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:           14.77%      12/31/98
                                                                         Worst quarter:         -13.97%       9/30/02



                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2004)(1)
   The chart and table on this page
   shows how the Capital Manager
   Growth Fund has performed and how
   its performance has varied from
   year to year. The bar chart gives
   some indication of risk by showing
   changes in the Fund's yearly
   performance to demonstrate that
   the Fund's value varied at
   different times. The table below
   it compares the Fund's performance
   over time to that of the S&P
   500(R) Index, a widely recognized,
   unmanaged index of common stocks,
   and the Lehman Brothers
   Intermediate Government Bond
   Index, an unmanaged index
   representative of the total return
   of government bonds with
   maturities of less than 10 years.
   Of course, past performance does
   not indicate how the Fund will
   perform in the future.

                                                                        1 YEAR      5 YEARS       SINCE INCEPTION
                                                                        -------------------------------------------
 INSTITUTIONAL SHARES(2)                                                                             (10/2/97)
                                                                        -------------------------------------------
   RETURN BEFORE TAXES                                                   10.25%      -0.79%              2.98%
                                                                        -------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS                                   10.12%      -1.61%              1.99%
                                                                        -------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES            6.81%      -1.00%              2.12%
-------------------------------------------------------------------------------------------------------------------
 S&P 500(R) INDEX
 (reflects no deductions for fees, expenses, or taxes)                   10.87%      -2.30%              5.01%(3)
-------------------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX
 (reflects no deductions for fees, expenses, or taxes)                    2.33%       6.57%              6.06%(3)
-------------------------------------------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) Since 9/30/97.

RISK/RETURN SUMMARY AND FUND EXPENSES                CAPITAL MANAGER GROWTH FUND




                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       INSTITUTIONAL
                                                     (FEES PAID BY YOU DIRECTLY)(1)             SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                                    None
                                                     -----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)         None
                                                     -----------------------------------------------------
                                                     Redemption Fee (on shares sold within
                                                     30 days of purchase)(2)                     2.00%
                                                     ANNUAL FUND OPERATING EXPENSES         INSTITUTIONAL
                                                     (FEES PAID FROM FUND ASSETS)(5)            SHARES

                                                     Management Fee(3)                           0.25%
                                                     -----------------------------------------------------
                                                     Distribution and Service
                                                     (12b-1) Fee                                 0.00%
                                                     -----------------------------------------------------
                                                     Other Expenses(3)                           0.27%
                                                     -----------------------------------------------------
                                                     Total Fund Operating Expenses(3,4)          0.52%
                                                     -----------------------------------------------------
                                                       Fee Waiver or Expense
                                                       Reimbursement(3)                         -0.25%
                                                     -----------------------------------------------------
                                                     Net Fund Operating Expenses(3,4)            0.27%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption, regardless of the date of purchase, if you request a wire transfer. This fee is currently being waived.

                                   (3) The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% for the period from February 1, 2005 through January 31, 2006. For the current fiscal year, total actual operating expenses are expected to be less than the amount shown above because of voluntary additional fee waivers or expense reimbursements. With these fee waivers or reimbursements, the Fund's total actual operating expenses for the Institutional Shares are expected to be 0.15%. These voluntary fee waivers or expense reimbursement arrangements may be discontinued at any time.

                                   (4) In addition to the expenses shown above, if you buy and hold shares of the Fund you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the weighted average expense ratio after all waivers and reimbursements is expected to be 1.04%, after contractual expense waivers and reimbursements 1.16%, and prior to any expense waivers and reimbursements 1.51%.

                                   (5) Expense information in the table has been restated to reflect changes in the contractual amounts of current fees.

   As an investor in the Capital
   Manager Growth Fund, you will
   pay the following fees and
   expenses when you buy and hold
   shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

                                               EXPENSE EXAMPLE

                                                     CAPITAL MANAGER             1       3       5      10
                                                     GROWTH FUND                YEAR   YEARS   YEARS   YEARS
                                                     INSTITUTIONAL SHARES       $28    $141    $266    $629

   Use the table at right to
   compare fees and expenses with
   those of other funds. It
   illustrates the amount of fees
   and expenses you would pay,
   assuming the following:
    - $10,000 Investment
    - 5% Annual Return
    - redemption at the end of
      each period
    - no changes in the Fund's
      operating expenses

   Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

RISK/RETURN SUMMARY AND FUND EXPENSES                CAPITAL MANAGER EQUITY FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks capital appreciation by investing primarily in a group of diversified BB&T Funds which invest primarily in equity securities.



    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund allocates its assets among the
                                          Underlying Funds (listed below) within predetermined
                                          strategy ranges set forth below. The portfolio manager will make allocation decisions according to his outlook for the economy, financial markets and relative market valuation of the Underlying Funds.



                                          The Fund will invest up to 100% of its total assets in
                                          Underlying Funds which invest primarily in equity securities and up to 10% of its total assets in Underlying Funds which invest primarily in fixed income securities and money market funds. The Fund will invest its assets in the following
                                          Underlying Funds within the strategy ranges (expressed as a percentage of the Fund's total assets) indicated below:


                                                                                                 INVESTMENT RANGE
                                       UNDERLYING FUND                                      (PERCENTAGE OF FUND ASSETS)
                                       --------------------------------------------------------------------------------
                                       STOCK FUNDS
                                       Large Company Value Fund                                       0%-90%
                                       Large Company Growth Fund                                      0%-90%
                                       Mid Cap Value Fund                                             0%-65%
                                       Mid Cap Growth Fund                                            0%-65%
                                       Small Company Value Fund                                       0%-65%
                                       Small Company Growth Fund                                      0%-65%
                                       International Equity Fund                                      0%-65%
                                       BOND FUNDS
                                       Short U.S. Government Fund                                     0%-40%
                                       Intermediate U.S. Government Fund                              0%-40%
                                       Total Return Bond Fund*                                        0%-40%
                                       MONEY MARKET FUNDS
                                       Prime Money Market Fund                                        0%-10%
                                       U.S. Treasury Money Market Fund                                0%-10%



                                          The Underlying Funds are described earlier in this
                                          Prospectus.



                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and
                                          Risks on page 84 or consult the SAI.




    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:



                                          INVESTING IN MUTUAL FUNDS: The Fund's investments are
                                          concentrated in the Underlying Funds, so the Fund's
                                          investment performance is directly related to the
                                          performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the
                                          Underlying Funds, the Fund does not have the same
                                          flexibility to invest as a mutual fund without these
                                          constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in
                                          the share prices of the Underlying Funds' holdings.



                                          EQUITY FUNDS: The Fund invests in Underlying Funds that
                                          invest primarily in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers'
                                          value, and such fluctuations can be pronounced. Equity Funds may also be subject to investment style risk which is the
                                          risk that the particular market segment on which a Fund
                                          focuses will underperform other kinds of investments.
                                          * Prior to June 1, 2005, the BB&T Total Return Bond Fund was
                                          known as the BB&T Intermediate Corporate Bond Fund.

RISK/RETURN SUMMARY AND FUND EXPENSES                CAPITAL MANAGER EQUITY FUND


                                          FIXED INCOME FUNDS: The Fund also invests in Underlying
                                          Funds that invest primarily in fixed income securities,
                                          which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility
                                          that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the
                                          security will have its credit rating downgraded.

                                          FOREIGN INVESTMENT RISK: Foreign securities involve risks
                                          not typically associated with investing in U.S. securities.
                                          Foreign securities may be adversely affected by myriad
                                          factors, including currency fluctuations and social,
                                          economic or political instability.

                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 84.

RISK/RETURN SUMMARY AND FUND EXPENSES                CAPITAL MANAGER EQUITY FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR INSTITUTIONAL SHARES(1)

                                             (in percents)

2002                                                                            -21.30
2003                                                                             24.49
2004                                                                             11.64

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:           13.91%       6/30/03
                                                                         Worst quarter:         -16.31%       9/30/02



                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2004)(1)
   The chart and table on this page
   shows how the Capital Manager
   Equity Fund has performed and how
   its performance has varied from
   year to year. The bar chart gives
   some indication of risk by showing
   changes in the Fund's yearly
   performance to demonstrate that
   the Fund's value varied at
   different times. The table below
   it compares the Fund's performance
   over time to that of the S&P
   500(R) Index, a widely recognized,
   unmanaged index of common stocks.
   Of course, past performance does
   not indicate how the Fund will
   perform in the future.

                                                                         1 YEAR      SINCE INCEPTION
                                                                        ------------------------------
 INSTITUTIONAL SHARES(2)                                                                (3/19/01)
                                                                        ------------------------------
   RETURN BEFORE TAXES                                                   11.64%             1.74%
                                                                        ------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS                                   11.58%             1.66%
                                                                        ------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES            7.65%             1.45%
------------------------------------------------------------------------------------------------------
 S&P 500(R) INDEX
 (reflects no deductions for fees, expenses, or taxes)                   10.87%             2.85%(3)
------------------------------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) Since 3/31/01.

RISK/RETURN SUMMARY AND FUND EXPENSES                CAPITAL MANAGER EQUITY FUND




                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       INSTITUTIONAL
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                                   None
                                                     ----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     ----------------------------------------------------
                                                     Redemption Fee (on shares sold within
                                                     30 days of purchase)(2)                    2.00%
                                                     ANNUAL FUND OPERATING EXPENSES         INSTITUTIONAL
                                                     (FEES PAID FROM FUND ASSETS)(5)           SHARES

                                                     Management Fee(3)                          0.25%
                                                     ----------------------------------------------------
                                                     Distribution and Service
                                                     (12b-1) Fee                                0.00%
                                                     ----------------------------------------------------
                                                     Other Expenses(3)                          0.26%
                                                     ----------------------------------------------------
                                                     Total Fund Operating Expenses(3,4)         0.51%
                                                     ----------------------------------------------------
                                                       Fee Waiver or Expense
                                                       Reimbursement(3)                        -0.25%
                                                     ----------------------------------------------------
                                                     Net Fund Operating Expenses(3,4)           0.26%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption, regardless of the date of purchase, if you request a wire transfer. This fee is currently being waived.

                                   (3) The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% for the period from February 1, 2005 through January 31, 2006. For the current fiscal year, total actual operating expenses are expected to be less than the amount shown above because of voluntary additional fee waivers or expense reimbursements. With these fee waivers or reimbursements, the Fund's total actual operating expenses for the Institutional Shares are expected to be 0.14%. These voluntary fee waivers or expense reimbursement arrangements may be discontinued at any time.

                                   (4) In addition to the expenses shown above, if you buy and hold shares of the Fund you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the weighted average expense ratio after all waivers and reimbursements is expected to be 1.03%, after contractual expense waivers and reimbursements 1.15%, and prior to any expense waivers and reimbursements 1.50%.

                                   (5) Expense information in the table has been restated to reflect changes in the contractual amounts of current fees.
   As an investor in the Capital
   Manager Equity Fund, you will
   pay the following fees and
   expenses when you buy and hold
   shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

                                               EXPENSE EXAMPLE

                                                     CAPITAL MANAGER             1       3       5        10
                                                     EQUITY FUND                YEAR   YEARS   YEARS    YEARS
                                                     INSTITUTIONAL SHARES       $ 27   $138    $260     $  616

   Use the table at right to
   compare fees and expenses with
   those of other funds. It
   illustrates the amount of fees
   and expenses you would pay,
   assuming the following:
    - $10,000 investment
    - 5% annual return
    - redemption at the end of
      each period
    - no changes in the Fund's
      operating expenses
   Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

 [GRAPHIC]

 ADDITIONAL INVESTMENT STRATEGIES AND RISKS



   STOCK FUNDS



   LARGE COMPANY VALUE FUND. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in the securities of large companies. This policy will not be changed without 60 days' advance notice to shareholders. Large companies are those companies with market capitalizations within the range of those companies in the Russell 1000(R) Value Index. These stocks, which may include common stock, preferred stock, warrants, or debt instruments that are convertible to common stock.

   LARGE COMPANY GROWTH FUND. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in the securities of large companies. This policy will not be changed without 60 days' advance notice to shareholders. Large companies are those companies with market capitalizations within the range of those companies in the Russell 1000(R) Growth Index.

   MID CAP VALUE FUND. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in the securities of middle capitalization companies. This policy will not be changed without 60 days' advance notice to shareholders. Middle capitalization companies are those companies with market capitalizations within the range of those companies in the Russell Midcap(R) Value Index.

   MID CAP GROWTH FUND. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in the securities of middle capitalization companies. This policy will not be changed without 60 days' advance notice to shareholders. Middle capitalization companies are those companies with market capitalizations within the range of those companies in the Russell Midcap(R) Growth Index.

   SMALL COMPANY VALUE FUND. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in the common stocks of small companies with market capitalization less than $3 billion. This policy will not be changed without 60 days' advance notice to shareholders.

   SMALL COMPANY GROWTH FUND. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in the securities of small companies. This policy will not be changed without 60 days' advance notice to shareholders. Small companies are those companies with market capitalizations within the range of those companies in the Russell 2000(R) Growth Index.

   INTERNATIONAL EQUITY FUND. The Fund normally invests at least 65% of its total assets in the equity securities of foreign issuers. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in equity securities. This policy will not be changed without 60 days advance notice to shareholders. The Fund invests primarily in equity securities of issuers located throughout the world.

   From time to time the Fund may invest more than 25% of its total assets in the securities of issuers located in countries such as France, Germany, Japan, and the United Kingdom.

   The Fund may invest in both sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other similar global instruments.

   The Fund may also invest its assets in equity securities of issuers located in countries with emerging economies or securities markets. The Fund intends to limit its investment in such countries to 20% of its total assets. The Fund may (but is not required to) use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the Euro) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions.

   SPECIAL OPPORTUNITIES EQUITY FUND. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in equity securities. This policy will not be changed without 60 days' advance notice to shareholders.

   EQUITY INCOME FUND. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in equity securities. This policy will not be changed without 60 days' advance notice to shareholders.

   ALL STOCK FUNDS (EXCEPT THE INTERNATIONAL EQUITY FUND): FOREIGN SECURITIES. Each Fund may invest in foreign securities through the purchase of ADRs or the purchase of foreign securities on the New York Stock Exchange. However, a Fund will not do so if immediately after a purchase and as a result of the purchase the total value of foreign securities owned by the Fund would exceed 25% of the value of its total assets.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS




   BOND FUNDS
   SHORT U.S. GOVERNMENT FUND. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities. This policy will not be changed without 60 days' advance notice to shareholders. The Fund may invest up to 20% of its net assets in bonds, notes and debentures of corporate issuers. The Fund invests in bonds, notes and debentures only if they are high grade (rated at time of purchase in one of the three highest rating categories by an NRSRO), or are determined by the portfolio manager to be of comparable quality.

   The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies.

   INTERMEDIATE U.S. GOVERNMENT FUND. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in bonds issued or guaranteed by the U.S. Government or its agencies and instrumentalities. This policy will not be changed without 60 days' advance notice to shareholders. Bonds for this purpose include Treasury bills (maturities of less than one year), bonds (maturities of ten years or more) and notes (maturities of one to ten years) of the U.S. Government. The Fund may invest up to 20% of its net assets in bonds, notes and debentures of corporate issuers. The Fund invests in bonds, notes and debentures only if they are high grade (rated at time of purchase in one of the three highest rating categories by an NRSRO), or are determined by the portfolio manager to be of comparable quality.

   The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies.


   TOTAL RETURN BOND FUND. Under normal market conditions, the Fund will invest at least 80% of its assets in a diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, it agencies or instrumentalities, corporate bonds, asset-backed securities, commercial mortgage-backed securities and convertible securities. This policy will not be changed without 60 days' advance notice to shareholders. The Fund may invest up to 25% of its total assets in bonds that are below investment grade and/or foreign and emerging market bonds.



   The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies.


   ALL TAXABLE BOND FUNDS. Mortgage-related securities purchased by the Taxable Bond Funds will be either (i) issued by U.S. Government-owned or sponsored corporations or (ii) rated in the highest category by an NRSRO at the time of purchase (for example, rated Aaa by Moody's or AAA by S&P), or, if not rated, are of comparable quality as determined by the Adviser.

   KENTUCKY INTERMEDIATE TAX-FREE FUND. As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings in investments the income from which is exempt from federal personal income tax and Kentucky personal income tax ("Kentucky Tax-Exempt Obligations").

   For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than Kentucky tax-exempt obligations to over 20% of its total assets.

   MARYLAND INTERMEDIATE TAX-FREE FUND. As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings in investments the income from which is exempt from federal income tax and Maryland personal income tax ("Maryland Tax-Exempt Obligations").

   For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than Maryland tax-exempt obligations to over 20% of its total assets.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   NORTH CAROLINA INTERMEDIATE TAX-FREE FUND. As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings in investments the income from which is exempt from federal income tax and North Carolina personal income tax. ("North Carolina Tax-Exempt Obligations").

   For temporary defensive purposes, the Fund may increase its total holdings in tax-exempt obligations other than North Carolina tax-exempt obligations to over 20% of its total assets.

   SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND. As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings in investments the income from which is exempt from federal income tax and South Carolina personal income tax. ("South Carolina Tax-Exempt Obligations").

   For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than South Carolina tax-exempt obligations to over 20% of its total assets.

   VIRGINIA INTERMEDIATE TAX-FREE FUND. As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings in investments the income from which is exempt from federal income tax and Virginia personal income tax. ("Virginia Tax-Exempt Obligations").

   For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than Virginia tax-exempt obligations to over 20% of its total assets.

   WEST VIRGINIA INTERMEDIATE TAX-FREE FUND. As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings in investments the income from which is exempt from federal income tax and West Virginia personal income tax ("West Virginia Tax-Exempt Obligations").

   For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than West Virginia tax-exempt obligations to over 20% of its total assets.

   ALL TAX-FREE BOND FUNDS. Each Fund will invest in Tax-Exempt Obligations which are rated at the time of purchase in one of the four highest categories by an NRSRO in the case of bonds; one of the two highest categories by an NRSRO in the case of notes; rated "SP-1" or higher by S&P or "MIG-2" or higher by Moody's or rated at a comparable level of quality by another NRSRO in the case of tax-exempt commercial paper; or rated "VMIG-1" or higher by Moody's or rated at a comparable level of quality by another NRSRO in the case of variable rate demand obligations or, if unrated, are determined by the portfolio manager to be of comparable quality.

   Each Fund may invest up to 20% of its net assets in taxable obligations or debt securities, the interest income from which may be subject to the federal alternative minimum tax for individual shareholders.

   ALL BOND FUNDS: PORTFOLIO MATURITY. Certain debt securities such as, but not limited to, mortgage backed securities, CMOs and asset-backed securities, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating a Fund's weighted average portfolio maturity, the effective maturity of these securities will be used.
   MONEY MARKET FUNDS

   PRIME MONEY MARKET FUND. The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. Bank instruments include bank accounts, time deposits, certificates of deposit, and banker's acceptances. As a matter of non-fundamental policy, instruments of foreign banks will not be considered bank instruments for purposes of the above-described exclusion from the above industry concentration limit.

   The Fund may invest in debt obligations of foreign corporations and banks including Eurodollar Time Deposits and Yankee Certificates of Deposit.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   The Prime Money Market Fund may purchase securities subject to credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Sub-Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

   The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of BB&T Funds. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

     - Securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by guarantees or other credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

     - securities that are issued or guaranteed by a person with such ratings;

     - securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; or

     - shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.
   FUNDS OF FUNDS

   The Funds of Funds' net asset values will fluctuate with changes in the equity markets and the value of the Underlying Funds in which they invest. Each Fund of Funds' investment return is diversified by its investment in the Underlying Funds, which invest in growth and income stocks, foreign securities, debt securities, and cash and cash equivalents.

   With their remaining assets, the Funds of Funds may make direct investments in any domestic and foreign securities and other instruments which the Underlying Funds may purchase, as described in this prospectus. The Funds of Funds and the Underlying Funds may also hold cash for liquidity purposes.

   CAPITAL MANAGER EQUITY FUND. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in Underlying Funds that invest primarily in equity securities. This policy will not be changed without 60 days' advance notice to shareholders.

   ALL STOCK FUNDS, BOND FUNDS AND FUNDS OF FUNDS

   TEMPORARY DEFENSIVE MEASURES. If deemed appropriate under the circumstances, each Stock Fund, Bond Fund, and Fund of Funds may increase its holdings in short-term obligations to up to 100% of its total assets. Under normal market conditions, the Stock Funds will limit their investment in short-term obligations to 20% of its total assets. Such short-term obligations may include money market instruments and repurchase agreements.

   ALL FUNDS

   FUNDAMENTAL POLICIES. Any of the policies identified above as fundamental may only be changed with respect to a particular Fund by a vote of a majority of the outstanding shares of that Fund.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS




   INVESTMENT PRACTICES
   The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. FOLLOWING THE TABLE IS A MORE COMPLETE DISCUSSION OF RISK. You may also consult the SAI for additional details regarding these and other permissible investments.


                                              FUND NAME                           FUND CODE
                                              ---------                           ---------
                        Large Company Value Fund                                    1
                        Large Company Growth Fund                                   2
                        Mid Cap Value Fund                                          3
                        Mid Cap Growth Fund                                         4
                        Small Company Value Fund                                    5
                        Small Company Growth Fund                                   6
                        International Equity Fund                                   7
                        Special Opportunities Equity Fund                           8
                        Equity Income Fund                                          9
                        Short U.S. Government Fund                                 10
                        Intermediate U.S. Government Fund                          11
                        Total Return Bond Fund                                     12
                        Kentucky Intermediate Tax-Free Fund                        13
                        Maryland Intermediate Tax-Free Fund                        14
                        North Carolina Intermediate Tax-Free Fund                  15
                        South Carolina Intermediate Tax-Free Fund                  16
                        Virginia Intermediate Tax-Free Fund                        17
                        West Virginia Intermediate Tax-Free Fund                   18
                        Prime Money Market Fund                                    19
                        U.S. Treasury Money Market Fund                            20

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS



                             INSTRUMENT                               FUND CODE             RISK TYPE
                             ----------                           ------------------    ------------------
    AMERICAN DEPOSITARY RECEIPTS ("ADRS"):  ADRs are foreign             1-9            Market
    shares of a company held by a U.S. bank that issues a                               Political
    receipt evidencing ownership.                                                       Foreign Investment
    ASSET-BACKED SECURITIES:  Securities secured by company           10-12, 19         Pre-payment
    receivables, home equity loans, truck and auto loans,                               Market
    leases, credit card receivables and other securities backed                         Credit
    by other types of receivables or other assets.                                      Interest Rate
                                                                                        Regulatory
                                                                                        Liquidity
                                                                                        Estimated Maturity
    BANKERS' ACCEPTANCES:  Bills of exchange or time drafts         3, 4, 9-12, 19      Credit
    drawn on and accepted by a commercial bank. Maturities are                          Liquidity
    generally six months or less.                                                       Market
                                                                                        Interest Rate
    BANK INSTRUMENTS:  Unsecured interest bearing deposits with           19            Credit
    banks. Bank instruments include bank accounts, time                                 Liquidity
    deposits, certificates of deposit and banker's acceptances.                         Market
    Yankee instruments are denominated in U.S. dollars and                              Interest Rate
    issued by U.S. branches of foreign banks. Eurodollar
    instruments are denominated in U.S. dollars and issued by
    non-U.S. branches of U.S. branches of U.S. or foreign banks.
    For purposes of the Prime Money Market Fund's concentration limitation, bank instruments also include fixed income
    securities credit enhanced by a bank.
    BONDS:  Interest-bearing or discounted government or               7, 9-19          Market
    corporate securities that obligate the issuer to pay the                            Credit
    bondholder a specified sum of money, usually at specific                            Interest Rate
    intervals, and to repay the principal amount of the loan at maturity.
    CALL AND PUT OPTIONS:  A call option gives the buyer the             1-9            Management
    right to buy, and obligates the seller of the option to                             Liquidity
    sell, a security at a specified price. A put option gives                           Credit
    the buyer the right to sell, and obligates the seller of the                        Market
    option to buy a security at a specified price. The Funds                            Leverage
    will sell only covered call and secured put options.
    CERTIFICATES OF DEPOSIT:  Negotiable instruments with a            1-9, 19          Market
    stated maturity.                                                                    Credit
                                                                                        Liquidity
                                                                                        Interest Rate
    COMMERCIAL PAPER:  Secured and unsecured short-term                1-12, 19         Credit
    promissory notes issued by corporations and other entities.                         Liquidity
    Maturities generally vary from a few days to nine months.                           Market
                                                                                        Interest Rate
    COMMON STOCK:  Shares of ownership of a company.                     1-9            Market
    CONVERTIBLE SECURITIES:  Bonds or preferred stock that             1-9, 12          Market
    convert to common stock.                                                            Credit
    DERIVATIVES:  Instruments whose value is derived from an             1-18           Management
    underlying contract, index or security, or any combination                          Market
    thereof, including futures, options (e.g., put and calls),                          Credit
    options on futures, swap agreements, and some                                       Liquidity
    mortgage-backed securities.                                                         Leverage
                                                                                        Interest Rate
    EMERGING MARKETS:  Bonds issued by foreign companies in               12            Market
    countries that are defined as an emerging or developing                             Political
    economy by any one of the International Bank for                                    Liquidity
    Reconstruction and Development (the World Bank), the                                Foreign Investment
    International Finance Corporation or the United Nations or
    its authorities.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


                             INSTRUMENT                               FUND CODE             RISK TYPE
                             ----------                           ------------------    ------------------
    EXCHANGE-TRADED FUNDS:  Exchange-traded funds such as                1-19           Market
    Standard & Poor's Depository Receipts ("SPDRs") and                                 ETF
    NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), represent                          Liquidity
    ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price,
    performance and dividend yield of an index, such as the S&P
    500 Index or the NASDAQ-100 Index, or a group of stocks in a particular geographic area. Exchange-traded funds entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the underlying portfolio, less trust expenses. Unit
    investment trusts are registered investment companies.
    Therefore, a Fund's investment in exchange-traded funds is subject to the limitations on investing in investment
    company securities described below.

    FOREIGN SECURITIES:  Stocks issued by foreign companies, as        1-12, 19         Market
    well as commercial paper of foreign issuers and obligations                         Political
    of foreign banks, overseas branches of U.S. banks and                               Liquidity
    supranational entities.                                                             Foreign Investment

    FORWARD FOREIGN CURRENCY CONTRACTS:  An obligation to                 7             Management
    purchase or sell a specific amount of a currency at a fixed                         Market
    future date and price set by the parties involved at the                            Credit
    time the contract is negotiated.                                                    Liquidity
                                                                                        Leverage
                                                                                        Foreign Investment
                                                                                        Political

    FUTURES AND RELATED OPTIONS:  A contract providing for the           1-18           Management
    future sale and purchase of a specified amount of a                                 Market
    specified security, class of securities, or an index at a                           Credit
    specified time in the future and at a specified price.                              Liquidity
                                                                                        Leverage

    HIGH-YIELD/HIGH-RISK DEBT SECURITIES:  High-yield/high-risk           12            Credit
    debt securities are securities that are rated below                                 Market
    investment grade by the primary rating agencies (e.g., BB or                        Liquidity
    lower by Standard & Poor's and Ba or lower by Moody's).
    These securities are considered speculative and involve
    greater risk of loss than investment grade debt securities.
    Other terms commonly used to describe such securities
    include "lower rated bonds," "non-investment grade bonds"
    and "junk bonds."

    INVESTMENT COMPANY SECURITIES:  Shares of investment                 1-20           ETF
    companies. A Fund (except the Funds of Funds) may invest up                         Market
    to 5% of its total assets in the shares of any one
    registered investment company, but may not own more than 3%
    of the securities of any one registered investment company or invest more than 10% of its total assets in the
    securities of other registered investment companies. These registered investment companies may include money market
    funds of BB&T Funds and shares of other registered
    investment companies for which the Adviser to a Fund or any of their affiliates serves as investment adviser,
    administrator or distributor. The Prime Money Market Fund
    may only invest in shares of other investment companies with similar objectives.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


                             INSTRUMENT                               FUND CODE             RISK TYPE
                             ----------                           ------------------    ------------------
    MORTGAGE-BACKED SECURITIES:  Debt obligations secured by            10-19           Pre-payment
    real estate loans and pools of loans. These include                                 Market
    collateralized mortgage obligations and real estate mortgage                        Credit
    investment conduits.                                                                Regulatory
                                                                                        Estimated Maturity

    MUNICIPAL SECURITIES:  Securities issued by a state or              10-19           Market
    political subdivision to obtain funds for various public                            Credit
    purposes. Municipal securities include industrial                                   Political
    development bonds and other private activity bonds, as well                         Tax
    as general obligation bonds, revenue bonds, tax anticipation                        Regulatory
    notes, bond anticipation notes, revenue anticipation notes, project notes, other short-term tax-exempt obligations,
    municipal leases, obligations of municipal housing
    authorities (single family revenue bonds), and obligations issued on behalf of Section 501(c)(3) organizations.



    There are two general types of municipal bonds:
    General-obligations bonds, which are secured by the taxing power of the issuer and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation ("COPs"); utility and sales tax revenues; tax increment or tax allocations;
    housing and special tax, including assessment district and community facilities district issues which are secured by specific real estate parcels; hospital revenue; and industrial development bonds that are secured by a private company.



    PREFERRED STOCKS:  Preferred Stocks are equity securities            1-9            Market
    that generally pay dividends at a specified rate and have
    preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.



    REPURCHASE AGREEMENTS:  The purchase of a security and the           1-20           Market
    simultaneous commitment to return the security to the seller                        Credit
    at an agreed upon price on an agreed upon date. This is
    treated as a loan.



    RESTRICTED SECURITIES:  Securities not registered under the          9-19           Liquidity
    Securities Act of 1933, such as privately placed commercial                         Market
    paper and Rule 144A securities.



    REVERSE REPURCHASE AGREEMENT:  The sale of a security and            5-8            Market
    the simultaneous commitment to buy the security back at an                          Leverage
    agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.



    SECURITIES LENDING:  The lending of up to 33 1/3% of the             1-20           Market
    Fund's total assets. In return the Fund will receive cash,                          Leverage
    other securities, and/or letters of credit.                                         Liquidity
                                                                                        Credit
    SHORT-TERM OBLIGATIONS:  High quality U.S.                           1-20           Market
    dollar-denominated debt securities that have remaining                              Credit
    maturities of one year or less. These securities may include
    U.S. government obligations, domestic and foreign commercial paper (including variable-amount master demand notes),
    bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements. These
    investments are limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-
    term ratings from at least two NRSROs (for example,
    commercial paper rated "A-1" or "A-2" by S&P and "P-1" or
    "P-2" by Moody's), or (ii) do not possess a rating (i.e.,
    are unrated) but are determined by the Adviser or
    Sub-Adviser to be of comparable quality.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


                             INSTRUMENT                               FUND CODE             RISK TYPE
                             ----------                           ------------------    ------------------



    STRUCTURED PRODUCTS:  Individually negotiated agreements            10-12           Credit
    organized and operated to restructure the investment                                Market
    characteristics of the underlying security, involving the                           Liquidity
    deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more
    classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments.



    STAND-BY COMMITMENTS:  The Fund may acquire "stand-by               13-19           Market
    commitments" with respect to Municipal Securities held in
    its portfolio. The Fund will acquire stand-by commitments
    solely to facilitate portfolio liquidity.

    TIME DEPOSITS:  Non-negotiable receipts issued by a bank in        9, 19-20         Liquidity
    exchange for the deposit of funds.                                                  Credit
                                                                                        Market

    U.S. GOVERNMENT AGENCY SECURITIES:  Securities issued by             1-19           Interest Rate
    agencies and instrumentalities of the U.S. government. These                        Credit
    include Ginnie Mae, Fannie Mae, and Freddie Mac.                                    U.S. Gov't.
                                                                                        Agency

    U.S. TREASURY OBLIGATIONS:  Bills, notes, bonds, separately          1-20           Interest Rate
    traded registered interest and principal securities, and
    coupons under bank entry safekeeping.

    VARIABLE AMOUNT MASTER DEMAND NOTES:  Unsecured demand notes        10-20           Credit
    that permit the indebtedness to vary and provide for                                Liquidity
    periodic adjustments in the interest rate according to the                          Interest Rate
    terms of the instrument. Because master demand notes are
    direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of
    principal and accrued interest at specified intervals.

    VARIABLE AND FLOATING RATE INSTRUMENTS:  Obligations with           10-19           Credit
    interest rates which are reset daily, weekly, quarterly or                          Liquidity
    some other period and which may be payable to the Fund on                           Market
    demand.

    WARRANTS:  Securities, typically issued with preferred stock         1-9            Market
    or bonds, that give the holder the right to buy a                                   Credit
    proportionate amount of common stock at a specified price.

    WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:  Purchase or      2-4, 8-19         Market
    contract to purchase securities at a fixed price for                                Leverage
    delivery at a future date. Under normal market conditions,                          Liquidity
    when-issued purchases and forward commitments will not                              Credit
    exceed 25% of the value of a Fund's total assets.

    YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS:  U.S. dollar              9-19           Market
    denominated bonds issued by foreign corporations or                                 Credit
    governments. Sovereign bonds are those issued by the                                Interest Rate
    government of a foreign country. Supranational bonds are
    those issued by supranational entities, such as the World
    Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces.

    ZERO-COUPON DEBT OBLIGATIONS:  Bonds and other debt that pay         9-20           Credit
    no interest, but are issued at a discount from their value                          Market
    at maturity. When held to maturity, their entire return                             Interest Rate
    equals the difference between their issue price and their
    maturity value.

   INVESTMENT RISKS

   Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

   CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.


   EMERGING MARKETS RISK. The risks associated with foreign investments (see "Foreign Investment Risk") are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.


   ESTIMATED MATURITY RISK. The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

   ETF RISK. The risk associated with the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. As a result, it may be more costly to own an ETF.

   FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

   INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

   INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

   LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

       HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Portfolio's hedging transactions will be effective.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


       SPECULATIVE. To the extent that a derivative is not used as a hedge, the Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

   LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

   MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

   MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

   POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

   PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay-higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income - and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

   REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

   SMALL COMPANY RISK. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

   TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

   U.S. GOVERNMENT AGENCY SECURITIES RISK. The risk associated with securities issued by agencies of the U.S. government such as Fannie Mae, Ginnie Mae or Freddie Mac. Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentalities of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

 [GRAPHIC]

 FUND MANAGEMENT



   THE INVESTMENT ADVISER
   BB&T Asset Management, Inc. ("BB&T Asset Management" or the "Adviser") is the adviser for the Funds. BB&T Asset Management, located at 434 Fayetteville Street Mall, Raleigh, NC 27601, is a wholly-owned subsidiary of BB&T Corporation ("BB&T") a financial holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of December 31, 2004, BB&T had assets of approximately $100.5 billion. Through its subsidiaries, BB&T operates over 1,400 banking offices in Alabama, Florida, Georgia, Indiana, Kentucky, Tennessee, Maryland, North Carolina, South Carolina, Virginia, West Virginia and Washington, D.C., providing a broad range of financial services to individuals and businesses.

   In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, and retail and wholesale insurance services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912. BB&T Asset Management employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T Asset Management and its predecessors have managed common and collective investment funds for its fiduciary accounts for more than 20 years. BB&T Asset Management currently manages discretionary assets of more than $13 billion.

   The Adviser may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. The Funds and the Adviser intend to seek exemptive relief from the Securities and Exchange Commission (SEC) to permit the Adviser, subject to certain conditions, including the one-time prior approval of the Funds' Board of Trustees and shareholders, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. The Adviser has received the one-time approval from the Funds' Board of Trustees and shareholders, and if the Adviser obtains an exemptive order from the SEC, the Adviser will have the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Adviser. As of the date of this Prospectus, the Funds and the Adviser had not yet filed an exemptive application with the SEC. Once filed, there is no guarantee that the SEC will grant exemptive relief.

   Through its portfolio management team, BB&T Asset Management makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

   For these advisory services, the Funds paid as follows during their fiscal year ended:


                                                             PERCENTAGE OF AVERAGE NET
                                                            ASSETS FOR THE FISCAL YEAR
                                                                  ENDED 09/30/04
                                                          ------------------------------
     Large Company Value Fund                                         0.65%
                                                          ------------------------------
     Large Company Growth Fund                                        0.65%
                                                          ------------------------------
     Mid Cap Value Fund                                               0.65%
                                                          ------------------------------
     Mid Cap Growth Fund                                              0.65%
                                                          ------------------------------
     Small Company Value Fund                                         0.86%
                                                          ------------------------------
     Small Company Growth Fund                                        0.91%
                                                          ------------------------------
     International Equity Fund                                        0.92%
                                                          ------------------------------
     Special Opportunities Equity Fund                                0.66%
                                                          ------------------------------
     Equity Income Fund                                               0.10%
                                                          ------------------------------
     Short U.S. Government Fund                                       0.47%
                                                          ------------------------------
     Intermediate U.S. Government Fund                                0.50%
                                                          ------------------------------
     Total Return Bond Fund                                           0.50%
                                                          ------------------------------
     Kentucky Intermediate Tax Free Fund                              0.20%
                                                          ------------------------------
     Maryland Intermediate Tax Free Fund                              0.01%
                                                          ------------------------------
     North Carolina Intermediate Tax-Free Fund                        0.47%
                                                          ------------------------------
     South Carolina Intermediate Tax-Free Fund                        0.45%
                                                          ------------------------------
     Virginia Intermediate Tax-Free Fund                              0.47%
                                                          ------------------------------
     West Virginia Intermediate Tax-Free Fund                         0.45%
                                                          ------------------------------
     Prime Money Market Fund                                          0.30%
                                                          ------------------------------
     U.S. Treasury Money Market Fund                                  0.29%
                                                          ------------------------------
     Capital Manager Conservative Growth Fund                         0.15%
                                                          ------------------------------
     Capital Manager Moderate Growth Fund                             0.15%
                                                          ------------------------------
     Capital Manager Growth Fund                                      0.12%
                                                          ------------------------------
     Capital Manager Equity Fund                                      0.07%
                                                          ------------------------------

   FUND MANAGEMENT




   THE INVESTMENT SUB-ADVISERS



   INTERNATIONAL EQUITY FUND. UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as the Sub-advisor to the International Equity Fund Pursuant to a Sub-advisory Agreement BB&T Asset Management. Under the Sub-Advisory Agreement, UBS Global AM will provide investment management sub-advisory services to the Fund, select investments and place all orders for purchases and sales of the Fund's securities, subject to the direction and supervision of the BB&T Funds' Board of Trustees and the Adviser, any written guidelines adopted by the Fund's Board of Trustees or the Adviser and furnished to UBS Global AM, and in accordance with the Fund's written investment restrictions.

   UBS Global AM, located at One North Wacker Drive, Chicago, IL 60606, began managing institutional assets in 1974 through its predecessor entities, including Brinson Partners, Inc. and First Chicago Investment Advisors. Swiss Bank Corporation ("SBC") acquired the firm in 1995. In 1998, SBC merged with Union Bank of Switzerland to form UBS AG. UBS Global AM is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of September 30, 2004, UBS Global AM had approximately $55.6 billion in assets under management and the Group has approximately $483 billion in assets under management.

   SPECIAL OPPORTUNITIES EQUITY FUND AND EQUITY INCOME FUND. Scott & Stringfellow, Inc. ("Scott & Stringfellow" or the "Sub-Adviser") serves as the sub-adviser to the Special Opportunities Equity Fund and the Equity Income Fund pursuant to a Sub-Advisory Agreement with BB&T Asset Management. Under the Sub-Advisory Agreement, Scott & Stringfellow manages the Funds, selects their investments, and places all orders for purchases and sales of the Funds' securities, subject to the general supervision of BB&T Funds' Board of Trustees and BB&T Asset Management and in accordance with the Funds' investment objectives.

   Scott & Stringfellow's address is: 909 E. Main Street, Richmond, Virginia 23219. Scott & Stringfellow is a wholly-owned subsidiary of BB&T. As of December 31, 2004, Scott & Stringfellow had over $15 billion in client funds. Founded in 1893, Scott & Stringfellow operates as a full-service regional brokerage and investment banking firm serving individual, institutional, corporate and municipal clients.

   PRIME MONEY MARKET FUND. Federated Investment Management Company ("Federated IMC") serves as the Sub-Adviser to the Prime Money Market Fund pursuant to a Sub-Advisory Agreement with BB&T Asset Management. Under the Sub-Advisory Agreement, Federated IMC manages the Fund, selects its investments, and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the BB&T Funds' Board of Trustees and BB&T Asset Management and in accordance with the Prime Money Market Fund's investment objective, policies and restrictions.

   Federated IMC's address is: Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. Federated IMC and other subsidiaries of Federated Investors, Inc. advise approximately 185 mutual funds and separate accounts, which totaled approximately $179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,600 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



   PORTFOLIO MANAGERS

   LARGE COMPANY VALUE FUND. Rick Jones, CFA, has managed or has been a member of the team that manages the Large Company Value Fund since February 1993. Mr. Jones is a Senior Vice President and Director of Value Equity Management for the Adviser. He has been with the Adviser and its predecessors since 1988.


   LARGE COMPANY GROWTH FUND. Jeffrey J. Schappe, CFA, has headed the team that has served as portfolio manager for the Large Company Growth Fund since March 2005. Mr. Schappe has served as Chief Investment Officer for BB&T Asset Management, Inc. since April 2004. From 2002 through April 2004 he has served as Senior Vice President and Chief Investment Officer for Citizens Advisers. He joined Citizens in 2001 as Director of Research. Before working at Citizens Advisers, Schappe managed the research department at George K. Baum & Company, a regional broker/dealer and investment bank. Prior to that, he served as Vice President/Portfolio Manager and Director of Research for Conseco Capital Management.



   MID CAP VALUE FUND. Rick Jones, CFA, has been the portfolio manager of the Mid Cap Value Fund since April 2005. Mr. Jones is a Senior Vice President and Director of Value Equity Management for the Adviser. He has been with the Adviser and its predecessors since 1988.

   FUND MANAGEMENT


   MID CAP GROWTH FUND. David Nolan has managed or has been a member of the team that manages the Mid Cap Growth Fund since its inception. Mr. Nolan managed the OVB Capital Appreciation Fund (predecessor to the BB&T Mid Cap Growth Fund) since December 1993. Mr. Nolan is a Senior Vice President and portfolio manager with the Adviser. He has been with the Adviser and its predecessors since 1985.

   SMALL COMPANY VALUE FUND. John Kvantas, CFA, has managed the Small Company Value fund since its May 2003 inception. Mr. Kvantas is a Senior Vice President and portfolio manager for the Adviser. He has been with the Advisor since March 2003. From November 1997 to February 2003, he was a portfolio manager and equity analyst with Wachovia.

   SMALL COMPANY GROWTH FUND. David Nolan has managed or has been a member of the team that manages the BB&T Small Company Growth Fund since January 2005. Mr. Nolan has managed the BB&T Mid Cap Growth Fund since its inception and the OVB Capital Appreciation Fund (predecessor to the BB&T Mid Cap Growth
   Fund) since December 1993. Mr. Nolan is a Senior Vice President and portfolio manager with the Adviser. He has been with the Adviser and its predecessors since 1985.

   INTERNATIONAL EQUITY FUND. All decisions for the International Equity Fund are made by a team of investment professionals, all of whom take an active part in the decision making process.

   SPECIAL OPPORTUNITIES EQUITY FUND AND EQUITY INCOME FUND. George F. Shipp, CFA, has been the portfolio manager of the Special Opportunities Equity Fund and the Equity Income Fund since their inception. Mr. Shipp is the Senior Managing Director of CHOICE Asset Management, a department of Scott & Stringfellow, and serves as Chief Investment Officer of the CHOICE portfolios, separate accounts sponsored by Scott & Stringfellow. Mr. Shipp has been with Scott & Stringfellow since 1982.

   SHORT U.S. GOVERNMENT FUND. Kevin McNair, CFA, has managed or has been a member of the team that manages the Short U.S. Government Fund since 1994. Mr. McNair is a Senior Vice President and portfolio manager with the Adviser.


   INTERMEDIATE U.S. GOVERNMENT FUND AND TOTAL RETURN BOND FUND. Brad D. Eppard, CFA, has been the portfolio manager of the Intermediate U.S. Government Fund since July 2003 and of the Total Return Bond Fund since July 2004. Mr. Eppard is a Senior Vice President and portfolio manager with the Adviser, positions which he has held since July 2003. From October 2000 to July 2003 Mr. Eppard was a senior fixed income strategist for Legg Mason Wood Walker. From February 2000 to October 2000 Mr. Eppard was a senior fixed income strategist for Wachovia Securities. Prior to that Mr. Eppard was a senior portfolio manager and Director at Boatman's Capital Management from April 1997 to January 2000.


   TAX-FREE BOND FUNDS. Robert Millikan, CFA, has managed or has been a member of the team that manages each of the Tax-Free Bond Funds since February 2000. Mr. Millikan is a Senior Vice President and Director of Fixed Income Management with the Adviser. He has been with the Adviser and its predecessors since February 2000. From July 1990 to February 2000, he was an investment officer with First Citizens Bank.

   FUNDS OF FUNDS. All decisions for the Capital Manager Conservative Growth Fund, Capital Manager Moderate Growth Fund, Capital Manager Growth Fund, and Capital Manager Equity Fund are made by a team of investment professionals, all of whom take an active part in the decision making process.

   FUND MANAGEMENT


   SCOTT & STRINGFELLOW-RELATED PERFORMANCE OF SEPARATELY MANAGED ACCOUNTS
   In addition to acting as Sub-Adviser to the Special Opportunities Equity Fund and the Equity Income Fund, Scott & Stringfellow manages a wrap fee program pursuant to the multi-style investment strategy. The following table shows the historical performance of all accounts managed by Scott & Stringfellow, which have substantially similar investment objectives, policies, strategies and risks to the Special Opportunities Equity Fund and Equity Income Fund, respectively. These composites are provided to illustrate the past performance of Scott & Stringfellow in managing accounts substantially similar to the Special Opportunities Equity Fund and the Equity Income Fund. THESE COMPOSITES DO NOT REPRESENT THE PERFORMANCE OF THE SPECIAL OPPORTUNITIES EQUITY FUND OR THE EQUITY INCOME FUND. YOU SHOULD NOT CONSIDER THIS PERFORMANCE DATA AS AN INDICATION OF FUTURE PERFORMANCE OF THE SPECIAL OPPORTUNITIES EQUITY FUND, THE EQUITY INCOME FUND OR OF SCOTT & STRINGFELLOW.

   The Sub-Adviser's composite performance data shown below was calculated on a time weighted basis and includes all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of a 2.2% fee comprising advisory services, brokerage commissions and execution costs, without provision for federal or state income taxes or custody fees. This fee represents the highest account fee paid at the account level by the underlying private accounts used to construct the composite. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. Returns are calculated by geometrically linking the monthly and quarterly returns respectively. There is no use of leverage or derivatives.

   The accounts that are included in the Sub-Adviser's composites are not subject to the same types of expenses to which the Special Opportunities Equity Fund and the Equity Income Fund are subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the 1940 Act or Subchapter M of the Internal Revenue Code.

   Consequently, the performance results for the Sub-Adviser's composites could have been adversely affected if the accounts included in the composites had been regulated as investment companies under the federal securities laws.

   FUND MANAGEMENT


   SCOTT & STRINGFELLOW-RELATED PERFORMANCE OF SEPARATELY MANAGED ACCOUNTS CONTINUED




   The investment results of the Sub-Adviser's composites presented below are unaudited. The investment results of the Sub-Adviser's composites were not calculated pursuant to the methodology established by the SEC that will be used to calculate the performance results of the Special Opportunities Equity Fund and the Equity Income Fund. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

                                   SUB-ADVISER'S    SUB-ADVISER'S
                                     COMPOSITE        COMPOSITE
                                     RELATED TO      RELATED TO
                                    THE SPECIAL      THE EQUITY
                                   OPPORTUNITIES       INCOME       S&P 500
            CALENDAR YEAR          EQUITY FUND(2)      FUND(3)      INDEX(4)
    ------------------------------------------------------------------------
    2001                                8.45%            3.08%      -11.88%
    ------------------------------------------------------------------------
    2002                              -18.39%          -14.88%      -22.12%
    ------------------------------------------------------------------------
    2003                               43.18%           29.40%       28.69%
    ------------------------------------------------------------------------
    2004                               27.70%           20.99%       10.87%
    ------------------------------------------------------------------------

                                   SUB-ADVISER'S    SUB-ADVISER'S
                                     COMPOSITE        COMPOSITE
                                     RELATED TO      RELATED TO
                                    THE SPECIAL      THE EQUITY
                                   OPPORTUNITIES       INCOME       S&P 500
          ANNUALIZED PERIOD        EQUITY FUND(2)      FUND(3)      INDEX(4)
    ------------------------------------------------------------------------
    1 Year Ended 12/31/04              27.70%          20.99%        10.87%
    ------------------------------------------------------------------------
    2 Years Ended 12/31/04             35.22%          25.12%        19.45%
    ------------------------------------------------------------------------
    3 Years Ended 12/31/04             14.27%          10.05%         3.58%
    ------------------------------------------------------------------------
    Inception through 12/31/04(1)      12.79%           8.26%        -0.52%
    ------------------------------------------------------------------------

   (1) Inception is 12/27/00 for the Sub-Adviser's composites for the Special Opportunities Equity Fund and the Equity Income Fund.

   (2) A 2.2% fee comprising advisory services, brokerage commissions and execution costs was applied to the performance of the Sub-Adviser's composite related to Special Opportunities Equity Fund. This represents the highest account fee paid at the account level by the underlying private accounts used to construct the composite. This fee is higher than the estimated total fund operating expenses of 1.10% for the Institutional Shares of the Special Opportunities Equity Fund. The performance of the Sub-Adviser's composite related to Special Opportunities Equity Fund does not take into account federal or state income taxes.

   (3) A 2.2% fee comprising advisory services, brokerage commissions and execution costs was applied to the performance of the Sub-Adviser's composite related to Equity Income Fund. This represents the highest account fee paid at the account level by the underlying private accounts used to construct this composite. This fee is higher than the estimated total fund operating expenses of 1.06% for the Institutional Shares of the Equity Income Fund. The performance of the Sub-Adviser's composite related to Equity Income Fund does not take into account federal or state income taxes.

   (4) The S&P 500 Index is a widely recognized, unmanaged index of common stocks.
   THE DISTRIBUTOR AND ADMINISTRATOR




   BB&T Asset Management, Inc. (the "Administrator"), 434 Fayetteville Street Mall, Raleigh, NC 27601, serves as each Fund's administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services. BISYS Fund Services, L.P. (the "Sub-Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219, serves as each Fund's sub-administrator.

   BISYS Fund Services, L.P. (the "Distributor"), also serves as the distributor of each Fund's shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

   The SAI has more detailed information about the Investment Adviser and other service providers.

 [GRAPHIC]

 SHAREHOLDER INFORMATION

   CHOOSING A SHARE CLASS
   BB&T Funds offer different classes of Fund shares, which have different expenses and other characteristics. Only one class of Fund shares, Institutional Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of the Institutional Shares:

   INSTITUTIONAL SHARES

   - No sales charges.

   - No distribution and service (12b-1) fees.

   - Available only to Branch Banking and Trust Company and its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity.

   For actual past expenses of the Institutional Shares, see the fund-by-fund information earlier in this prospectus.

   The Funds also offer Class A Shares, Class B Shares, and Class C Shares, each of which has its own expense structure. Class A Shares, Class B Shares, and Class C Shares are available to investors who are not fiduciary clients of Branch Banking and Trust Company and who are not otherwise eligible for Institutional Shares. Call the Distributor for more information (see back cover of this prospectus).

   Generally, expenses applicable to the Fund are allocated to each share class of the Fund on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and service (12b-1) fees, are borne solely by that share class.

   SHAREHOLDER INFORMATION




   PRICING OF FUND SHARES
   ------------------------------
   HOW NAV IS CALCULATED
   The NAV is calculated by
   adding the total value of the
   Fund's investments and other
   assets, subtracting its
   liabilities and then dividing
   that figure by the number of
   outstanding shares of the
   Fund:

               NAV =
     Total Assets - Liabilities
   -------------------------------
          Number of Shares
            Outstanding



   Generally, for Funds other
   than the Money Market Funds,
   you can find the Fund's NAV
   daily in The Wall Street
   Journal and other newspapers.
   NAV is calculated separately
   for each class of shares.

   ------------------------------
                                       MONEY MARKET FUNDS



                                       The per share net asset value ("NAV") of the Prime Money Market Fund and the U.S. Treasury Money Market Fund will be determined at 12:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, and at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, on days the Exchange and the Federal Reserve Bank of New York are open. On days when the Federal Reserve Bank of New York is closed, the Funds may elect to be open, in their discretion, if it is determined to be in shareholders' best interests.



                                       Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received. This is what is known as the offering price.



                                       Each Fund uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

                                       OTHER FUNDS



                                       Per share NAV for each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open.



                                       Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.



                                       A Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by BB&T Funds' Pricing Committee pursuant to procedures established by BB&T Funds' Board of Trustees. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES



   You may purchase Institutional Shares of the Funds through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers approved by the Distributor.

   These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information.

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Income dividends for the Money Market Funds and the Bond Funds are declared daily and paid monthly. Income dividends for the Large Company Value Fund, the Mid Cap Value Fund, and the Small Company Value Fund are declared and paid monthly. The Large Company Growth Fund, the Mid Cap Growth Fund, the Small Company Growth Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund, and the Funds of Funds declare and pay income dividends quarterly. Capital gains are distributed at least annually.

   Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.

   -----------------------------------------------------------------------------

   AVOID TAX WITHHOLDING

   Each Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number or have otherwise failed to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI and provide a correct Tax Identification Number (Social Security Number for most investors) on the account application.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION




   SELLING YOUR SHARES

   You may sell your shares at
   any time. Your sales price
   will be the next NAV after
   your sell order is received
   by the Fund, its transfer
   agent, or your investment
   representative. Normally you
   will receive your proceeds
   within a week after your
   request is received. See
   section on "General Policies
   on Selling Shares below."

                                  WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

                                  As a mutual fund shareholder, you are
                                  technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.




                                  INSTRUCTIONS FOR SELLING SHARES

                                  If selling your shares through a financial institution or your financial adviser or broker, ask them for their redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

   BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

     1. Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below).

   BY MAIL

     1. Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:
        - your Fund and account number
        - amount you wish to redeem
        - address where your check should be sent
        - account owner signature

     2. Mail to: BB&T Funds, P.O. Box 182533, Columbus, OH 43218-2533.

   BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES -- REDEMPTIONS IN WRITING REQUIRED" BELOW)

     1. See instruction 1 above.
     2. Send to: BB&T Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

   WIRE TRANSFER

   You must indicate this option on your application.

   The Fund will charge a $7 wire transfer fee for each wire transfer request. As of the date of this Prospectus, BB&T Funds has waived the $7 wire transfer fee. This waiver is voluntary and may be discontinued at any time. Note: Your financial institution may also charge a separate fee.

   Call 1-800-228-1872 to request a wire transfer.

   If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

   ELECTRONIC REDEMPTIONS

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

   Your bank may charge for this service.

   Call 1-800-228-1872 to request an electronic redemption.
   If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

   SHAREHOLDER INFORMATION




   GENERAL POLICIES ON SELLING SHARES



   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing and obtain a signature guarantee if:

     - The check is not being mailed to the address on your account; or

     - The check is not being made payable to the owner(s) of the account; or

     - Your account address has changed within the last ten business days; or

     - The redemption proceeds are being transferred to another Fund account with a different registration; or

     - The redemption proceeds are being wired to bank instructions currently not on your account.

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT

   When you have made an investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared.

   REDEMPTION FEES

   The BB&T Funds will assess a redemption fee of 2.00% of the total redemption amount if you sell your shares (of any class), including exchanging your shares for shares of another BB&T Fund, after holding them for less than 30 days subject to certain exceptions or limitations described below. The redemption fee will not be assessed on sales of shares or exchanges out of the BB&T Money Market Funds. The redemption fee is paid directly to the BB&T Funds and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares what were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale. Although the BB&T Funds will attempt to assess the redemption fee on applicable redemptions, there can be no guarantee that the Funds will be successful in doing so, including instances when omnibus accounts or retirement plans will not or cannot collect the redemption fee from their underlying accounts. Further, the Funds will not apply the redemption fee to certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs or systematic withdrawal plans, redemptions requested within 30 days following the death or disability of the shareholder (or, if a trust, its beneficiary), redemptions requested pursuant to minimum required distributions from retirement plans or redemptions initiated by the Funds. If you reinvest a dividend or capital gain and purchase more shares (in the same fund) those shares will not be subject to the redemption fee upon the sale of those shares or the exchange of those shares for shares of another fund.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED




   REDEMPTION IN KIND

   Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   UNDELIVERABLE DISTRIBUTION CHECKS




   For any shareholder who chooses to receive distributions in cash:

   If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund at the current NAV.

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES
   You can exchange your
   shares in one Fund for
   shares of the same class
   of another BB&T Fund,
   usually without paying
   additional sales charges
   (see "Notes" below). You
   must meet the minimum
   investment requirements
   for the Fund into which
   you are exchanging.
   Exchanges from one Fund to
   another are taxable.
   Institutional Shares may
   also be exchanged for
   Class A Shares of the same
   Fund if you cease to be
   eligible to purchase
   Institutional Shares.
   Institutional Shares of
   each Fund may not be
   exchanged for Class B
   Shares or Class C Shares.
   No transaction fees are
   currently charged for
   exchanges. However, the
   2.00% redemption fee is
   charged on exchanges made
   within 30 days at a
   purchase or exchange
   transaction. Furthermore,
   the exchange of
   Institutional Shares for
   Class A Shares will
   require payment of the
   sales charge unless the
   sales charge is waived.
   Please consult the Class
   A, Class B, and Class C
   Shares prospectus for more
   information.
                                   INSTRUCTIONS FOR EXCHANGING SHARES

                                   Exchanges may be made by sending a written request to BB&T Funds, P.O. Box 182533, Columbus OH 43218-2533, or by calling 1-800-228-1872. Please provide the following information:

                                    - Your name and telephone number

                                    - The exact name on your account and account
                                      number

                                    - Taxpayer identification number (usually
                                      your Social Security number)

                                    - Dollar value or number of shares to be
                                      exchanged

                                    - The name of the Fund from which the
                                      exchange is to be made

                                    - The name of the Fund into which the
                                      exchange is being made

                                   See "Selling your Shares" for important
                                   information about telephone transactions.

                                   MARKET TIMING

                                   Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund's investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Funds due to market timing strategies, we have adopted certain policies and procedures. To deter market timing, the Funds impose redemption fees on shares sold within thirty days of purchase. The redemption fees are in addition to any applicable contingent deferred sales charges. Because money market funds are designed to accommodate frequent trading, the redemption fee will not be assessed on sales of shares or exchanges out of the money market funds. Redemption fees are also not charged on specified types of redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs or systematic withdrawal plans. Further exceptions and information are found in this prospectus under "Shareholder
                                   Information -- Redemption Fees."

                                   We also reserve the right to close any
                                   account in which we have identified a pattern of excessive or abusive trading.

                                   We cannot guarantee that we will detect every market timer due to the limitations inherent in our technological systems. In addition, although we will attempt to assess the redemption fee on all applicable redemptions, we cannot guarantee that we will succeed in doing so. For example, certain omnibus accounts or retirement plans may be unable or unwilling to collect the redemption fee from their underlying accounts. These types of accounts generally include multiple investors and typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. The netting effect often makes it more difficult to apply redemption fees and to identify market timing activity.

                                   We will apply our policies and procedures consistently to all fund shareholders. We reserve the right to modify our policies and procedures at any time without prior notice as we deem in our sole discretion to be in the best interests of fund shareholders, or to comply with state or Federal legal requirements.

   SHAREHOLDER INFORMATION




   NOTES ON EXCHANGES
     - When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

     - The registration and tax identification numbers of the two accounts must be identical.

     - The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     - Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

   SHAREHOLDER INFORMATION




   DIVIDENDS, DISTRIBUTIONS AND TAXES
   Please consult your tax adviser regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

   Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that distributions of long-term capital gains will be taxed as such regardless of how long you have held your shares. Additionally, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed at the rate applicable to long-term capital gains, provided holding period and other requirements are met at both the Shareholder and Fund level. Long-term capital gains rates applicable to individuals have been reduced to 15%, with lower rates applicable to taxpayers in the 10% and 15% rates, through December 31, 2008. Distributions are taxable whether you received them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). The Money Market Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

   For the Tax-Free Bond Funds, the income dividends that you receive are expected to be exempt from federal income taxes but may be subject to state and local taxes. In the case of the Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, and West Virginia Intermediate Tax-Free Fund, dividend income is expected to be exempt from Kentucky, Maryland, North Carolina, South Carolina, Virginia, and West Virginia income taxes, respectively. However, if you receive Social Security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Tax-Free Bond Funds may have on the federal taxation of your benefits. In addition, an investment in the Tax-Free Bond Funds may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. Investments held in a Tax-Free Bond Fund which do not conform to the Fund's primary goal of investing in securities which are exempt from federal and state income taxes, whether for defensive reasons or otherwise, may result in federal and/or state income or other taxes.

   A Fund of Funds will not be able to offset gains realized by one Fund in which it invests against losses realized by another Fund in which it invests. The use of a fund of funds structure could therefore affect the amount, timing and character of distributions to Shareholders, and may increase the amount of taxes payable by Shareholders.

   A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund's yield on those securities would be decreased. Except with respect to the International Equity Fund, shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of a Fund's distributions.

   Any gain resulting from the sale or exchange of your Fund Shares (even if the income from which is tax exempt) will generally be subject to tax. You should consult your tax adviser for more information on your own tax situation, including possible state and local taxes.

   BB&T Funds will send you a statement each year showing the tax status of all your distributions.

   - For each Fund, other than the Tax-Free Bond Funds, the dividends and short-term capital gains that you receive are considered ordinary income for tax purposes. For the Tax-Free Bond Funds, any short-term capital gains that you receive are taxable to you as ordinary dividend income for federal income tax purposes.

   - Any distributions of net long-term capital gains by a Fund are taxable to you as long-term capital gains for tax purposes, no matter how long you've owned shares in the Fund.

   - Generally, the Funds' advisers do not consider taxes when deciding to buy or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

   SHAREHOLDER INFORMATION


   - If you sell or exchange shares, any gain or loss you have is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

   - Distributions of dividends or capital gains, and capital gains or losses from your sale or exchange of Fund shares, may be subject to state and local income taxes as well.

   SPECIAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS
   In general, dividends (other than capital gain dividends) paid to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, under the American Jobs Creation Act of 2004 (the "2004 Act"), effective for taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, a Fund generally will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Fund. If a Fund of Funds invests in an Underlying Fund that pays distributions from such sources to the Fund of Funds, such distributions will retain their character as not subject to withholding when paid by the Fund of Funds to its foreign shareholders. This provision will first apply to each Fund in its taxable year beginning October 1, 2005.

   The 2004 Act modifies the tax treatment of distributions from a Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. Under the 2004 Act, which is generally effective for taxable years of RICs beginning after December 31, 2004, and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs ("USRPI Distributions") will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations. A Fund of Funds will not, under current law, receive or pass through USRPI Distributions as a result of its investment in an underlying Fund; this result may be changed by future regulations.

   The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.)

   MORE INFORMATION ABOUT TAXES IS IN OUR SAI.
   ADDITIONAL INFORMATION ABOUT THE FUNDS

   FAIR VALUE PRICING POLICIES
   A Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the Pricing Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Funds' Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of a Fund's net asset value price, which should eliminate the potential for arbitrage in a Fund.

   A "significant event" is one that occurred prior to a Fund's valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such "significant events" relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund's accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

   SHAREHOLDER INFORMATION


   DISCLOSURE OF PORTFOLIO HOLDINGS
   Information regarding the Funds' policies and procedures regarding the disclosure of portfolio holdings is contained in our Statement of Additional Information.

   INVESTMENT IN EXCHANGE-TRADED FUNDS

   The Capital Manager Conservative Growth Fund, Capital Manager Moderate Growth Fund, Capital Manager Growth Fund, Capital Manager Equity Fund, Prime Money Market Fund, Total Return Bond Fund, Large Company Growth Fund, Large Company Value Fund, Small Company Value Fund, Small Company Growth Fund, International Equity Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Special Opportunities Fund, Equity Income Fund, Short U.S. Government Fund, Intermediate U.S. Government Fund, Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, and West Virginia Intermediate Tax-Free Fund may each invest in index-based exchange-traded funds, such as iShares(R) Trust and iShares(R), Inc. ("iShares(R)*").


   * iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.

   iShares(R) is a registered investment company unaffiliated with the Funds that offers several series of securities, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. See "Additional Investment Strategies and Risks" for information regarding the risks associated with investment in an exchange-traded fund.

   Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The Funds may invest in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.

 [GRAPHIC]

 OTHER INFORMATION ABOUT THE FUNDS



   FINANCIAL HIGHLIGHTS



   The Financial Highlights Table is intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of the Funds' operations. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

   The Financial Highlights for the Mid Cap Growth Fund, Mid Cap Value Fund and West Virginia Intermediate Tax-Free Fund for the periods ended January 31, 2001 and prior were audited by other auditors whose report thereon dated March 14, 2001 expressed an unqualified opinion on the financial highlights.

   OTHER INFORMATION ABOUT THE FUNDS


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                                   INVESTMENT ACTIVITIES
                                                                        --------------------------------------------
                                                                                       NET REALIZED/
                                                            NET ASSET      NET        UNREALIZED GAINS
                                                             VALUE,     INVESTMENT      (LOSSES) ON       TOTAL FROM
                                                            BEGINNING     INCOME      INVESTMENTS AND     INVESTMENT
                                                            OF PERIOD     (LOSS)     FOREIGN CURRENCIES   ACTIVITIES
                                                            ---------   ----------   ------------------   ----------
    LARGE COMPANY VALUE FUND
     Year Ended September 30, 2004........................   $14.90        0.26              2.39             2.65
     Year Ended September 30, 2003........................   $12.87        0.27              2.03             2.30
     Year Ended September 30, 2002........................   $16.82        0.22             (3.47)           (3.25)
     Year Ended September 30, 2001........................   $18.60        0.26             (0.89)           (0.63)
     Year Ended September 30, 2000........................   $19.64        0.54              0.55             1.09
    LARGE COMPANY GROWTH FUND
     Year Ended September 30, 2004........................   $ 7.79       (0.01)             0.57             0.56
     Year Ended September 30, 2003........................   $ 6.67       (0.01)(c)          1.13             1.12
     Year Ended September 30, 2002........................   $ 8.23       (0.03)            (1.53)           (1.56)
     Year Ended September 30, 2001........................   $14.84       (0.03)            (5.60)           (5.63)
     Year Ended September 30, 2000........................   $11.99       (0.03)             3.62             3.59
    MID CAP VALUE FUND
     Year Ended September 30, 2004........................   $12.98        0.22(c)           2.42             2.64
     Year Ended September 30, 2003........................   $10.93        0.19(c)           2.04             2.23
     Year Ended September 30, 2002........................   $13.12        0.20             (1.04)           (0.84)
     February 1, 2001 to September 30, 2001 (a)...........   $14.26        0.15             (1.13)           (0.98)
     Year Ended January 31, 2001..........................   $14.10        0.25              0.95             1.20
     Year Ended January 31, 2000..........................   $13.44        0.23              0.93             1.16
    MID CAP GROWTH FUND
     Year Ended September 30, 2004........................   $10.22       (0.08)             1.26             1.18
     Year Ended September 30, 2003........................   $ 8.36       (0.06)             1.92             1.86
     Year Ended September 30, 2002........................   $10.10       (0.06)            (1.05)           (1.11)
     February 1, 2001 to September 30, 2001 (a)...........   $14.84       (0.02)            (4.72)           (4.74)
     Year Ended January 31, 2001..........................   $20.78       (0.04)            (2.08)           (2.12)
     Year Ended January 31, 2000..........................   $17.89       (0.06)             5.04             4.98
    SMALL COMPANY VALUE FUND
     Year Ended September 30, 2004........................   $11.44       (0.02)(c)          2.91             2.93
     May 19, 2003 to September 30, 2003 (b)...............   $10.00       (0.01)(c)          1.45             1.44
    SMALL COMPANY GROWTH FUND
     Year Ended September 30, 2004........................   $11.86       (0.12)(c)          0.62             0.50
     Year Ended September 30, 2003........................   $ 9.65       (0.11)             2.32             2.21
     Year Ended September 30, 2002........................   $12.44       (0.14)            (2.65)           (2.79)
     Year Ended September 30, 2001........................   $35.49       (0.15)           (16.56)          (16.71)
     Year Ended September 30, 2000........................   $25.25       (0.17)            13.41            13.24
    INTERNATIONAL EQUITY FUND
     Year Ended September 30, 2004........................   $ 6.98        0.10(c)           1.26             1.36
     Year Ended September 30, 2003........................   $ 6.41        0.05(c)           0.57             0.62
     Year Ended September 30, 2002........................   $ 7.53          --             (1.12)           (1.12)
     Year Ended September 30, 2001........................   $12.60       (0.05)            (3.00)           (3.05)
     Year Ended September 30, 2000........................   $12.56       (0.01)             0.68             0.67
    SPECIAL OPPORTUNITIES EQUITY FUND
     Year Ended September 30, 2004........................   $10.53       (0.05)             2.72             2.67
     June 2, 2003 to September 30, 2003 (b)...............   $10.00          --(g)           0.53             0.53
    EQUITY INCOME FUND
     June 30, 2004 to September 30, 2004 (b)..............   $10.00        0.05(c)           0.34             0.39
    SHORT U.S. GOVERNMENT FUND
     Year Ended September 30, 2004........................   $ 9.90        0.20             (0.11)            0.09
     Year Ended September 30, 2003........................   $10.09        0.29             (0.11)            0.18
     Year Ended September 30, 2002........................   $10.05        0.45(d)           0.06(d)          0.51
     Year Ended September 30, 2001........................   $ 9.64        0.53              0.41             0.94
     Year Ended September 30, 2000........................   $ 9.65        0.52                --             0.52
    INTERMEDIATE U.S. GOVERNMENT FUND
     Year Ended September 30, 2004........................   $10.58        0.34             (0.18)            0.16
     Year Ended September 30, 2003........................   $10.78        0.37             (0.07)            0.30
     Year Ended September 30, 2002........................   $10.39        0.49(e)           0.42(e)          0.91
     Year Ended September 30, 2001........................   $ 9.73        0.54              0.66             1.20
     Year Ended September 30, 2000........................   $ 9.72        0.55              0.04             0.59
    TOTAL RETURN BOND FUND
    (formerly known as the Intermediate Corporate Bond
    Fund)
     Year Ended September 30, 2004........................   $10.72        0.44             (0.08)            0.36
     Year Ended September 30, 2003........................   $10.33        0.49              0.41             0.90
     Year Ended September 30, 2002........................   $10.56        0.55(f)          (0.04)(f)         0.51
     Year Ended September 30, 2001........................   $ 9.98        0.62              0.58             1.20
     December 2, 1999 to September 30, 2000 (b)...........   $10.00        0.51             (0.02)            0.49

                                                                             DIVIDENDS
                                                            -------------------------------------------

                                                                         NET REALIZED GAINS
                                                               NET         ON INVESTMENTS
                                                            INVESTMENT      AND FOREIGN         TOTAL
                                                              INCOME         CURRENCIES       DIVIDENDS
                                                            ----------   ------------------   ---------
    LARGE COMPANY VALUE FUND
     Year Ended September 30, 2004........................    (0.26)              --            (0.26)
     Year Ended September 30, 2003........................    (0.27)              --            (0.27)
     Year Ended September 30, 2002........................    (0.22)           (0.48)           (0.70)
     Year Ended September 30, 2001........................    (0.26)           (0.89)           (1.15)
     Year Ended September 30, 2000........................    (0.54)           (1.59)           (2.13)
    LARGE COMPANY GROWTH FUND
     Year Ended September 30, 2004........................       --               --               --
     Year Ended September 30, 2003........................       --               --               --
     Year Ended September 30, 2002........................       --               --               --
     Year Ended September 30, 2001........................       --            (0.98)           (0.98)
     Year Ended September 30, 2000........................       --            (0.74)           (0.74)
    MID CAP VALUE FUND
     Year Ended September 30, 2004........................    (0.21)              --            (0.21)
     Year Ended September 30, 2003........................    (0.18)              --            (0.18)
     Year Ended September 30, 2002........................    (0.20)           (1.15)           (1.35)
     February 1, 2001 to September 30, 2001 (a)...........    (0.16)              --            (0.16)
     Year Ended January 31, 2001..........................    (0.25)           (0.79)           (1.04)
     Year Ended January 31, 2000..........................    (0.22)           (0.28)           (0.50)
    MID CAP GROWTH FUND
     Year Ended September 30, 2004........................       --               --               --
     Year Ended September 30, 2003........................       --               --               --
     Year Ended September 30, 2002........................       --            (0.63)           (0.63)
     February 1, 2001 to September 30, 2001 (a)...........       --               --               --
     Year Ended January 31, 2001..........................       --            (3.82)           (3.82)
     Year Ended January 31, 2000..........................       --            (2.09)           (2.09)
    SMALL COMPANY VALUE FUND
     Year Ended September 30, 2004........................    (0.02)           (0.12)           (0.14)
     May 19, 2003 to September 30, 2003 (b)...............       --(g)            --               --(g)
    SMALL COMPANY GROWTH FUND
     Year Ended September 30, 2004........................       --               --               --
     Year Ended September 30, 2003........................       --               --               --
     Year Ended September 30, 2002........................       --               --               --
     Year Ended September 30, 2001........................       --            (6.34)           (6.34)
     Year Ended September 30, 2000........................       --            (3.00)           (3.00)
    INTERNATIONAL EQUITY FUND
     Year Ended September 30, 2004........................    (0.10)              --            (0.10)
     Year Ended September 30, 2003........................    (0.05)              --            (0.05)
     Year Ended September 30, 2002........................       --(g)            --               --(g)
     Year Ended September 30, 2001........................       --            (2.02)           (2.02)
     Year Ended September 30, 2000........................       --            (0.63)           (0.63)
    SPECIAL OPPORTUNITIES EQUITY FUND
     Year Ended September 30, 2004........................       --            (0.08)           (0.08)
     June 2, 2003 to September 30, 2003 (b)...............       --(g)            --               --(g)
    EQUITY INCOME FUND
     June 30, 2004 to September 30, 2004 (b)..............    (0.04)              --            (0.04)
    SHORT U.S. GOVERNMENT FUND
     Year Ended September 30, 2004........................    (0.28)              --            (0.28)
     Year Ended September 30, 2003........................    (0.37)              --            (0.37)
     Year Ended September 30, 2002........................    (0.47)              --            (0.47)
     Year Ended September 30, 2001........................    (0.53)              --            (0.53)
     Year Ended September 30, 2000........................    (0.53)              --            (0.53)
    INTERMEDIATE U.S. GOVERNMENT FUND
     Year Ended September 30, 2004........................    (0.36)           (0.13)           (0.49)
     Year Ended September 30, 2003........................    (0.41)           (0.09)           (0.50)
     Year Ended September 30, 2002........................    (0.52)              --            (0.52)
     Year Ended September 30, 2001........................    (0.54)              --            (0.54)
     Year Ended September 30, 2000........................    (0.55)           (0.03)           (0.58)
    TOTAL RETURN BOND FUND
    (formerly known as the Intermediate Corporate Bond
    Fund)
     Year Ended September 30, 2004........................    (0.49)              --            (0.49)
     Year Ended September 30, 2003........................    (0.51)              --            (0.51)
     Year Ended September 30, 2002........................    (0.57)           (0.17)           (0.74)
     Year Ended September 30, 2001........................    (0.62)              --            (0.62)
     December 2, 1999 to September 30, 2000 (b)...........    (0.51)              --            (0.51)


   ---------------
   * During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

   ** Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   (a) For the period from February 1, 2001 to September 30, 2001. Upon reorganizing as Funds of the BB&T Funds, the Mid Cap Value Fund and Mid Cap Growth Fund changed their fiscal year end from January 31 to September 30. The Financial Highlights for the periods prior to February 1, 2001 represent the OVB Equity Income Portfolio and OVB Capital Appreciation Portfolio, respectively.

   (b) Period from commencement of operations.

   (c) Per share net investment income (loss) has been calculated using the average daily shares method.

   (d) Without the adoption of the change in amortization method as required by the November 2000 revised version of the AICPA Audit and Accounting Guide for Investment Companies, the amounts for net investment income, net realized/unrealized gains (losses), and the net investment income ratio would have been: $0.49, $0.02, and 4.65%, respectively.

                                                     INSTITUTIONAL SHARES

                                                              RATIOS/SUPPLEMENTARY DATA
                                    -----------------------------------------------------------------------------
        NET ASSET                                   RATIO OF           RATIO OF           RATIO OF
         VALUE,                     NET ASSETS,    EXPENSES TO      NET INVESTMENT       EXPENSES TO
         END OF       TOTAL            END OF      AVERAGE NET     INCOME (LOSS) TO      AVERAGE NET   PORTFOLIO
         PERIOD     RETURN(H)       PERIOD (000)    ASSETS(I)    AVERAGE NET ASSETS(I)   ASSETS*(I)    TURNOVER**
        ---------   ---------       ------------   -----------   ---------------------   -----------   ----------
         $17.29       17.86%          $620,186        0.95%               1.58%              1.06%       16.40%
         $14.90       17.98%          $475,289        0.92%               1.90%              1.06%       18.89%
         $12.87      (20.33)%         $319,971        0.98%               1.37%              1.12%       23.02%
         $16.82       (3.53)%         $360,847        0.99%               1.48%              1.13%       24.20%
         $18.60        5.89%          $333,567        0.92%               2.90%              1.10%       23.85%
         $ 8.35        7.19%          $346,061        0.97%              (0.08)%             1.08%      127.47%
         $ 7.79       16.79%          $272,961        0.93%              (0.11)%             1.07%       91.73%
         $ 6.67      (18.96)%         $160,933        1.02%              (0.30)%             1.16%      100.46%
         $ 8.23      (40.24)%         $151,601        1.05%              (0.25)%             1.19%       96.41%
         $14.84       30.52%          $145,538        0.99%              (0.18)%             1.16%       76.76%
         $15.41       20.44%          $182,791        0.98%               1.47%              1.10%       19.17%
         $12.98       20.06%          $142,280        0.95%               1.57%              1.10%       18.28%
         $10.93       (8.01)%         $ 85,013        0.90%               1.54%              1.13%       18.20%
         $13.12       (6.93)%         $ 74,070        0.94%               1.75%              1.12%       27.04%
         $14.26        9.03%          $ 64,423        0.96%               1.79%              1.11%       59.00%
         $14.10        8.49%          $ 62,863        0.96%               1.63%              1.07%       15.00%
         $11.40       11.55%          $118,012        1.00%              (0.65)%             1.11%      138.61%
         $10.22       22.25%          $100,226        0.95%              (0.72)%             1.12%      125.97%
         $ 8.36      (12.26)%         $ 69,975        0.89%              (0.62)%             1.17%      117.06%
         $10.10      (31.94)%         $ 90,424        1.02%              (0.32)%             1.25%       90.11%
         $14.84      (10.61)%         $129,433        1.02%              (0.16)%             1.23%       63.00%
         $20.78       28.81%          $154,385        1.02%              (0.34)%             1.30%       54.00%
         $14.23       25.78%          $ 66,802        1.26%               0.15%              1.42%       11.25%
         $11.44       14.43%          $ 43,462        1.69%              (0.17)%             1.69%       48.84%
         $12.36        4.22%          $ 90,332        1.30%              (0.98)%             1.41%      211.60%
         $11.86       22.90%          $129,960        1.37%              (0.94)%             1.37%      197.85%
         $ 9.65      (22.43)%         $ 93,918        1.48%              (1.17)%             1.48%      292.94%
         $12.44      (54.85)%         $102,260        1.47%              (0.64)%             1.41%      286.49%
         $35.49       54.82%          $197,795        1.41%              (0.49)%             1.41%      206.16%
         $ 8.24       19.48%          $233,275        1.32%               1.30%              1.42%       50.68%
         $ 6.98        9.72%          $187,315        1.40%               0.78%              1.41%      199.78%
         $ 6.41      (14.85)%         $123,330        1.43%               0.03%              1.43%       95.86%
         $ 7.53      (28.33)%         $115,405        1.48%              (0.14)%             1.48%      144.35%
         $12.60        4.96%          $119,326        1.51%              (0.04)%             1.51%      179.44%
         $13.12       25.44%          $ 39,816        1.12%              (0.49)%             1.32%       32.06%
         $10.53        5.31%          $ 26,360        0.82%              (0.11)%             1.64%       13.24%
         $10.35        3.94%          $ 21,128        1.29%               1.91%              1.63%        1.65%
         $ 9.71        0.96%          $195,920        0.74%               2.10%              0.91%       62.59%
         $ 9.90        1.78%          $199,980        0.76%               2.81%              0.91%       93.86%
         $10.09        5.27%          $181,797        0.78%               4.30%(d)           0.93%       73.93%
         $10.05        9.99%          $169,839        0.78%               5.38%              0.93%      101.28%
         $ 9.64        5.62%          $170,362        0.76%               5.52%              0.91%      101.07%
         $10.25        1.56%          $534,682        0.80%               3.15%              0.92%       98.35%
         $10.58        2.88%          $447,665        0.82%               3.43%              0.92%      209.07%
         $10.78        9.11%          $340,231        0.85%               4.81%(e)           0.95%       79.36%
         $10.39       12.68%          $279,046        0.85%               5.38%              0.95%       84.76%
         $ 9.73        6.36%          $182,899        0.83%               5.71%              0.93%      103.41%
         $10.59        3.47%          $272,749        0.82%               4.09%              0.94%       31.95%
         $10.72        8.95%          $215,000        0.83%               4.61%              0.94%       43.98%
         $10.33        5.19%          $142,509        0.83%               5.42%(f)           0.98%       69.15%
         $10.56       12.34%          $120,361        0.81%               6.03%              0.96%      142.35%
         $ 9.98        5.13%          $ 89,101        0.75%               6.30%              1.09%      186.79%

   ---------------
   (e) Without the adoption of the change in amortization method as required by the November 2000 revised version of the AICPA Audit and Accounting Guide for Investment Companies, the amounts for net investment income, net realized/unrealized gains (losses), and the net investment income ratio would have been: $0.51, $0.40, and 4.99%, respectively.

   (f) Without the adoption of the change in amortization method as required by the November 2000 revised version of the AICPA Audit and Accounting Guide for Investment Companies, the amounts for net investment income, net realized/unrealized gains (losses), and the net investment income ratio would have been: $0.56, $(0.05), and 5.54%, respectively.

   (g)  Amount is less then $0.005.

   (h)  Not Annualized for periods less than one year.

   (i)  Annualized for periods less than one year.

   OTHER INFORMATION ABOUT THE FUNDS


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                           INVESTMENT ACTIVITIES                          DIVIDENDS
                                                  ----------------------------------------   ------------------------------------
                                      NET ASSET      NET       NET REALIZED/                                  NET
                                       VALUE,     INVESTMENT     UNREALIZED     TOTAL FROM      NET        REALIZED
                                      BEGINNING     INCOME     GAIN (LOSSES)    INVESTMENT   INVESTMENT    GAINS ON       TOTAL
                                      OF PERIOD     (LOSS)     ON INVESTMENTS   ACTIVITIES     INCOME     INVESTMENTS   DIVIDENDS
                                      ---------   ----------   --------------   ----------   ----------   -----------   ---------
    KENTUCKY INTERMEDIATE TAX-FREE
     FUND
     Year Ended September 30,
       2004.........................   $10.22        0.28(c)       (0.02)          0.26        (0.28)           --        (0.28)
     February 24, 2003 to September
       30, 2003 (a).................   $10.00        0.16(c)        0.20           0.36        (0.14)           --        (0.14)
    MARYLAND INTERMEDIATE TAX-FREE
     FUND
     Year Ended September 30,
       2004.........................   $10.16        0.25           0.00           0.25        (0.25)           --        (0.25)
     February 24, 2003 to September
       30, 2003 (a).................   $10.00        0.13           0.16           0.29        (0.13)           --        (0.13)
    NORTH CAROLINA INTERMEDIATE
     TAX-FREE FUND
     Year Ended September 30,
       2004.........................   $10.81        0.35          (0.12)          0.23        (0.34)        (0.04)       (0.38)
     Year Ended September 30,
       2003.........................   $10.86        0.35          (0.01)          0.34        (0.35)        (0.04)       (0.39)
     Year Ended September 30,
       2002.........................   $10.54        0.38           0.39           0.77        (0.37)        (0.08)       (0.45)
     Year Ended September 30,
       2001.........................   $ 9.98        0.40           0.56           0.96        (0.40)           --        (0.40)
     Year Ended September 30,
       2000.........................   $ 9.89        0.42           0.09           0.51        (0.42)           --        (0.42)
    SOUTH CAROLINA INTERMEDIATE
     TAX-FREE FUND
     Year Ended September 30,
       2004.........................   $10.81        0.35          (0.06)          0.29        (0.35)        (0.01)       (0.36)
     Year Ended September 30,
       2003.........................   $10.81        0.35             --(d)        0.35        (0.35)           --        (0.35)
     Year Ended September 30,
       2002.........................   $10.39        0.39           0.41           0.80        (0.38)           --        (0.38)
     Year Ended September 30,
       2001.........................   $ 9.84        0.40           0.55           0.95        (0.40)           --        (0.40)
     Year Ended September 30,
       2000.........................   $ 9.74        0.40           0.10           0.50        (0.40)           --        (0.40)
    VIRGINIA INTERMEDIATE TAX-FREE
     FUND
     Year Ended September 30,
       2004.........................   $11.95        0.40          (0.13)          0.27        (0.40)        (0.08)       (0.48)
     Year Ended September 30,
       2003.........................   $11.99        0.39             --(d)        0.39        (0.39)        (0.04)       (0.43)
     Year Ended September 30,
       2002.........................   $11.57        0.43           0.41           0.84        (0.42)           --        (0.42)
     Year Ended September 30,
       2001.........................   $10.96        0.44           0.61           1.05        (0.44)           --        (0.44)
     Year Ended September 30,
       2000.........................   $10.86        0.46           0.10           0.56        (0.46)           --        (0.46)
    WEST VIRGINIA INTERMEDIATE
     TAX-FREE FUND
     Year Ended September 30,
       2004.........................   $10.21        0.36          (0.09)          0.27        (0.35)        (0.04)       (0.39)
     Year Ended September 30,
       2003.........................   $10.35        0.35           0.02           0.37        (0.35)        (0.16)       (0.51)
     Year Ended September 30,
       2002.........................   $10.02        0.41           0.34           0.75        (0.40)        (0.02)       (0.42)
     February 1, 2001 to September
       30, 2001 (b).................   $ 9.93        0.30           0.09           0.39        (0.30)           --        (0.30)
     Year Ended January 31, 2001....   $ 9.20        0.49           0.73           1.22        (0.49)           --        (0.49)
     Year Ended January 31, 2000....   $10.27        0.48          (0.98)         (0.50)       (0.52)        (0.05)       (0.57)
    PRIME MONEY MARKET FUND
     Year Ended September 30,
       2004.........................   $ 1.00        0.01             --           0.01        (0.01)           --        (0.01)
     Year Ended September 30,
       2003.........................   $ 1.00        0.01             --           0.01        (0.01)           --        (0.01)
     Year Ended September 30,
       2002.........................   $ 1.00        0.02             --(d)        0.02        (0.02)           --        (0.02)
     Year Ended September 30,
       2001.........................   $ 1.00        0.05             --           0.05        (0.05)           --        (0.05)
     Year Ended September 30,
       2000.........................   $ 1.00        0.06             --           0.06        (0.06)           --        (0.06)
    U.S. TREASURY MONEY MARKET FUND
     Year Ended September 30,
       2004.........................   $ 1.00        0.01             --           0.01        (0.01)           --        (0.01)
     Year Ended September 30,
       2003.........................   $ 1.00        0.01             --           0.01        (0.01)           --        (0.01)
     Year Ended September 30,
       2002.........................   $ 1.00        0.02             --           0.02        (0.02)           --        (0.02)
     Year Ended September 30,
       2001.........................   $ 1.00        0.05             --           0.05        (0.05)           --        (0.05)
     Year Ended September 30,
       2000.........................   $ 1.00        0.05             --           0.05        (0.05)           --        (0.05)
    CAPITAL MANAGER CONSERVATIVE
     GROWTH FUND
     Year Ended September 30,
       2004.........................   $ 8.90        0.18(b)        0.46           0.64        (0.18)           --        (0.18)
     Year Ended September 30,
       2003.........................   $ 8.33        0.18           0.61           0.79        (0.18)        (0.04)       (0.22)
     Year Ended September 30,
       2002.........................   $ 9.17        0.22          (0.66)         (0.44)       (0.22)        (0.18)       (0.40)
     Year Ended September 30,
       2001.........................   $10.75        0.32          (1.00)         (0.68)       (0.32)        (0.58)       (0.90)
     Year Ended September 30,
       2000.........................   $10.43        0.40           0.55           0.95        (0.41)        (0.22)       (0.63)
    CAPITAL MANAGER MODERATE GROWTH
     FUND
     Year Ended September 30,
       2004.........................   $ 8.30        0.10(b)        0.74           0.84        (0.10)           --        (0.10)
     Year Ended September 30,
       2003.........................   $ 7.47        0.10           0.82           0.92        (0.08)        (0.01)       (0.09)
     Year Ended September 30,
       2002.........................   $ 8.82        0.14          (0.99)         (0.85)       (0.13)        (0.37)       (0.50)
     Year Ended September 30,
       2001.........................   $11.25        0.26          (1.71)         (1.45)       (0.26)        (0.72)       (0.98)
     Year Ended September 30,
       2000.........................   $10.65        0.34           0.89           1.23        (0.34)        (0.29)       (0.63)
    CAPITAL MANAGER GROWTH FUND
     Year Ended September 30,
       2004.........................   $ 7.81        0.07(b)        0.88           0.95        (0.06)           --        (0.06)
     Year Ended September 30,
       2003.........................   $ 6.87        0.06(c)        0.93           0.99        (0.05)           --        (0.05)
     Year Ended September 30,
       2002.........................   $ 8.46        0.05          (1.20)         (1.15)       (0.04)        (0.40)       (0.44)
     Year Ended September 30,
       2001.........................   $11.66        0.18          (2.43)         (2.25)       (0.18)        (0.77)       (0.95)
     Year Ended September 30,
       2000.........................   $10.79        0.29           1.23           1.52        (0.29)        (0.36)       (0.65)
    CAPITAL MANAGER EQUITY FUND
     Year Ended September 30,
       2004.........................   $ 8.49        0.04(c)        1.14           1.18        (0.03)           --        (0.03)
     Year Ended September 30,
       2003.........................   $ 7.39        0.02(c)        1.15           1.17        (0.02)        (0.05)       (0.07)
     Year Ended September 30,
       2002.........................   $ 8.97       (0.01)         (1.57)         (1.58)          --(d)         --           --
     March 19, 2001 to September 30,
       2001 (a).....................   $10.00        0.01          (1.03)         (1.02)       (0.01)           --(d)     (0.01)

   ---------------
   * During the period certain fees were voluntarily reduced. If such voluntary reductions had not occurred, the ratios would have been as indicated. Voluntary reductions may be stopped at any time.

   ** Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   (a)  Period from commencement of operations.

   (b) For the period from February 1, 2001 to September 30, 2001. Upon reorganizing as a Fund of the BB&T Funds, the West Virginia Intermediate Tax-Free Fund changed its fiscal year end from January 31 to September
       30. The Financial Highlights for the periods prior to February 1, 2001 represent the West Virginia-Tax Exempt Income Portfolio.

   (c) Per share net investment income (loss) has been calculated using the average daily shares method.

                                                     INSTITUTIONAL SHARES

                                                         RATIOS/SUPPLEMENTARY DATA
                                    --------------------------------------------------------------------
                                                                RATIO OF NET
        NET ASSET                   NET ASSETS,    RATIO OF      INVESTMENT      RATIO OF
         VALUE,                       END OF      EXPENSES TO   INCOME (LOSS)   EXPENSES TO
         END OF       TOTAL           PERIOD      AVERAGE NET    TO AVERAGE     AVERAGE NET   PORTFOLIO
         PERIOD     RETURN(E)          (000)       ASSETS(F)    NET ASSETS(F)   ASSETS*(F)    TURNOVER**
        ---------   ---------       -----------   -----------   -------------   -----------   ----------
         $10.20        2.61%         $ 13,441        0.63%           2.78%         1.07%        24.78%
         $10.22        3.63%         $ 14,759        0.53%           2.56%         1.23%        42.87%
         $10.16        2.52%         $  9,108        0.60%           2.47%         1.23%        55.18%
         $10.16        2.93%         $  4,897        0.61%           2.27%         1.65%        40.16%
         $10.66        2.15%         $ 96,738        0.75%           3.18%         0.92%        67.80%
         $10.81        3.19%         $ 95,613        0.77%           3.26%         0.92%        44.56%
         $10.86        7.62%         $ 93,856        0.78%           3.57%         0.93%        20.39%
         $10.54        9.73%         $ 90,679        0.79%           3.84%         0.93%        47.35%
         $ 9.98        5.31%         $ 81,510        0.80%           4.27%         0.96%        80.33%
         $10.74        2.77%         $ 17,488        0.75%           3.26%         0.94%        32.63%
         $10.81        3.35%         $ 18,297        0.72%           3.31%         0.93%        32.04%
         $10.81        7.94%         $ 17,960        0.67%           3.70%         0.97%        21.81%
         $10.39        9.76%         $ 15,411        0.73%           3.89%         1.03%        36.67%
         $ 9.84        5.27%         $ 14,386        0.75%           4.11%         1.22%        84.20%
         $11.74        2.29%         $ 68,786        0.76%           3.37%         0.93%        45.07%
         $11.95        3.31%         $ 77,577        0.78%           3.28%         0.92%        34.17%
         $11.99        7.48%         $ 81,683        0.78%           3.66%         0.93%        13.12%
         $11.57        9.72%         $ 76,284        0.78%           3.87%         0.93%        31.28%
         $10.96        5.35%         $ 77,727        0.78%           4.30%         0.90%        64.45%
         $10.09        2.76%         $ 63,518        0.76%           3.49%         0.78%        16.24%
         $10.21        3.77%         $ 79,361        0.73%           3.48%         0.76%        25.59%
         $10.35        7.78%         $ 78,170        0.72%           4.04%         0.82%        61.44%
         $10.02        4.03%         $ 75,332        0.62%           4.60%         0.79%        15.75%
         $ 9.93       13.57%         $ 72,553        0.72%           5.11%         0.83%         7.00%
         $ 9.20       (5.04)%        $ 74,709        0.72%           4.90%         0.77%        10.00%
         $ 1.00        0.70%         $529,849        0.57%           0.69%         0.70%           --
         $ 1.00        0.87%         $667,534        0.60%           0.86%         0.69%           --
         $ 1.00        1.61%         $532,465        0.64%           1.54%         0.71%           --
         $ 1.00        4.84%         $265,472        0.61%           4.34%         0.75%           --
         $ 1.00        5.70%         $ 78,331        0.63%           5.62%         0.80%           --
         $ 1.00        0.54%         $926,162        0.57%           0.53%         0.71%           --
         $ 1.00        0.67%         $838,022        0.61%           0.67%         0.70%           --
         $ 1.00        1.40%         $915,013        0.65%           1.35%         0.72%           --
         $ 1.00        4.59%         $494,773        0.63%           4.46%         0.73%           --
         $ 1.00        5.33%         $395,617        0.63%           5.24%         0.73%           --
         $ 9.36        7.16%         $ 67,925        0.44%           1.93%         0.64%         2.47%
         $ 8.90        9.55%         $ 31,748        0.53%           2.09%         0.73%        33.03%
         $ 8.33       (5.05)%        $ 26,347        0.54%           2.47%         0.74%         6.29%
         $ 9.17       (6.77)%        $ 27,691        0.51%           3.26%         0.71%        35.75%
         $10.75        9.31%         $ 31,808        0.41%           3.75%         0.60%        38.27%
         $ 9.04       10.12%         $ 33,971        0.49%           1.17%         0.69%         0.17%
         $ 8.30       12.40%         $ 26,168        0.50%           1.35%         0.70%        21.46%
         $ 7.47      (10.55)%        $ 20,977        0.58%           1.48%         0.78%        14.56%
         $ 8.82      (13.81)%        $ 25,040        0.51%           2.67%         0.71%        24.24%
         $11.25       11.63%         $ 26,616        0.49%           2.98%         0.69%        46.69%
         $ 8.70       12.10%         $ 28,660        0.50%           0.77%         0.73%         0.19%
         $ 7.81       14.49%         $ 21,484        0.56%           0.82%         0.76%        17.80%
         $ 6.87      (14.61)%        $ 17,981        0.62%           0.63%         0.82%         8.38%
         $ 8.46      (20.68)%        $ 20,855        0.57%           1.93%         0.77%        27.33%
         $11.66       14.28%         $ 26,538        0.45%           2.49%         0.64%        43.28%
         $ 9.64       13.87%         $ 21,051        0.52%           0.42%         0.81%         3.10%
         $ 8.49       15.82%         $ 16,077        0.70%           0.29%         0.90%         8.30%
         $ 7.39      (17.61)%        $ 11,352        0.83%          (0.15)%        1.03%         5.75%
         $ 8.97      (10.22)%        $ 13,464        0.72%           0.08%         0.92%        10.10%

------------
(d) Amount is less than $0.005.

(e)  Not Annualized for periods less than one year.

(f)  Annualized for periods less than one year.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

   You can get free copies of reports and the SAI, prospectuses of other members of the BB&T Funds Family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                                   BB&T Funds
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                           Telephone: 1-800-228-1872
                       Internet: http://www.bbtfunds.com

You can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

   - For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

   - Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-6719.


INST-R 02/05